SEMIANNUAL REPORT

[GRAPHIC OF FAMILY WITH PONTOON PLANE]

SEPTEMBER 30, 2001

EQUITY FUNDS

TRUST NORTHERN FOR A LIFETIME OF INVESTING

[NORTHERN FUNDS LOGO]

MANAGED BY
[NORTHERN TRUST LOGO]

[PHOTOGRAPH OF ORIE L. DUDLEY JR.]

A MESSAGE FROM
ORIE L. DUDLEY JR.
CHIEF INVESTMENT OFFICER

EQUITY MARKETS ENTERED THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2001 with concerns over a softening economy and finished the period with the uncertain aftermath of the September 11 terrorist attacks on America. After a springtime respite from selling pressures, stocks were once again buffeted by another round of poor corporate earnings. In fact, the period saw the largest number of company downgrades in 15 years.

The markets spent much of the period in a tug-of-war pitting the positive impact of Federal Reserve rate cuts and federal tax relief against persistently weak economic and earnings indicators. As investors struggled to ascertain the length and depth of the current downturn, the Fed eased interest rates an additional 200 basis points and Congress enacted $1.35 trillion in tax-cutting legislation. Before these monetary and fiscal policies had time to take full effect on the economy, however, the tragic events of September further muddled the short-term economic outlook and made recession a near certainty.

Against this backdrop, risk-averse investors turned to the relative stability of stocks with more visible and predictable earnings, less economic sensitivity and stronger balance sheets. As a result, value stocks continued to outperform growth stocks, and small- and mid-capitalization stocks outpaced their large-cap counterparts -- benefiting investors whose equity portfolios encompassed a range of investment styles and issuer size.

Although recent events triggered an immediate, high-volume plunge in equity indices, this decline may have created long-term opportunities for patient investors. A review of history indicates that significant price declines caused by traumatic events are usually followed by rallies that propel markets to new highs. While such an outcome is not guaranteed in this instance, experience has favored buying during these circumstances rather than selling. Disciplined, long-term investors may be well served by staying the course and seeking opportunities to selectively increase equity positions.

We believe short-term economic weakness and earnings disappointments will eventually give way to renewed optimism.

The markets traditionally look forward six to nine months, which means they are now looking past near-term gloom to a possible V-shaped economic recovery in mid-2002 and a decidedly more positive earnings picture for both 2002 and 2003.

Several key developments point to the increasing likelihood of an economic resurgence. First, interest rates are approaching historically low levels, and further Fed easing is expected. In addition, the Fed's massive injection of capital into the banking system has greatly enhanced the liquidity environment for equities. Some valuation tools suggest that stocks are now 5 to 20 percent undervalued, and valuations grow more appealing as one moves down the market capitalization spectrum. Finally, increased government spending and further potential tax cuts offer additional stimulation to our economy.

During these uncertain times, a premium will be placed on our research efforts as we seek to identify those securities and sectors that will emerge during the next bull market. We encourage you to follow the same investment principles that guide us here at Northern Trust -- disciplined decision making, broad portfolio diversification and a long-term investment perspective.

Sincerely,

/s/ Orie L. Dudley Jr.

Orie L. Dudley Jr.
Chief Investment Officer
Northern Trust

                                                                    EQUITY FUNDS

TABLE OF CONTENTS

2     STATEMENTS OF ASSETS AND LIABILITIES

4     STATEMENTS OF OPERATIONS

6     STATEMENTS OF CHANGES IN NET ASSETS

9     FINANCIAL HIGHLIGHTS

      SCHEDULES OF INVESTMENTS

      23  GLOBAL COMMUNICATIONS FUND

      24  GROWTH EQUITY FUND

      26  GROWTH OPPORTUNITIES FUND

      28  INCOME EQUITY FUND

      31  INTERNATIONAL GROWTH EQUITY FUND

      33  INTERNATIONAL SELECT EQUITY FUND

      35  LARGE CAP VALUE FUND

      37  MID CAP GROWTH FUND

      40  SELECT EQUITY FUND

      43  SMALL CAP GROWTH FUND

      45  SMALL CAP INDEX FUND

      71  SMALL CAP VALUE FUND

      86  STOCK INDEX FUND

      94  TECHNOLOGY FUND

96    NOTES TO THE FINANCIAL STATEMENTS

                                NOT FDIC INSURED
                        May lose value/No bank guarantee

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.


Performance calculations reflect fee waivers in effect. In the absence of fee waivers, total return would have been reduced. Total return is based on net change in NAV assuming reinvestment of all dividends and distributions.

Northern Funds Distributors, LLC, an independent third party.

                                 NORTHERN FUNDS SEMIANNUAL REPORT 1 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

                                         GLOBAL                        GROWTH                     INTERNATIONAL  INTERNATIONAL
AMOUNTS IN THOUSANDS,                COMMUNICATIONS     GROWTH      OPPORTUNITIES     INCOME         GROWTH         SELECT
EXCEPT PER SHARE DATA                     FUND        EQUITY FUND       FUND        EQUITY FUND    EQUITY FUND    EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                 $       23,107  $     810,833  $      39,927  $     169,411  $     311,679  $      87,148
Investments, at value                $       15,702  $     802,586  $      39,412  $     166,030  $     280,084  $      77,419
Cash and foreign currencies                       -              -              1              -             86             37
Income receivable                                 4            929             17            714            500            167
Receivable for foreign tax withheld               -             37              -              -            592            203
Receivable for securities sold                    -         21,220            664              -          9,411            815
Receivable for variation margin on
  futures                                         -              -              -              -              -              -
Receivable for fund shares sold                   -              -              -              -          1,263          1,055
Receivable from Investment adviser                3             32              2              5              8              4
Prepaid and other assets                          9             38              8              8             22              6
Total Assets                                 15,718        824,842         40,104        166,757        291,966         79,706
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Outstanding options written, at
  value (premium received $1,442)                 -              -              -              -              -              -
Payable for securities purchased                  -              -            189          1,124         10,367          2,209
Payable for fund shares redeemed                  -             16              -              -              -              -
Accrued investment advisory fees                  3            110              6             23             45             13
Accrued administration fees                       -             19              1              4              7              2
Accrued custody and accounting fees              20             13              8              3             72             27
Accrued transfer agent fees                       -             13              1              3              5              1
Accrued registration fees and other
  liabilities                                     9         18,955             14             18             36             30
Total Liabilities                                32         19,126            219          1,175         10,532          2,282
------------------------------------------------------------------------------------------------------------------------------
Net Assets                           $       15,686  $     805,716  $      39,885  $     165,582  $     281,434  $      77,424
------------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                        $       92,702  $     816,043  $      68,815  $     167,432  $     469,515  $     143,262
Accumulated undistributed net
  investment income (loss)                     (120)           188           (262)           157          2,376            509
Accumulated undistributed net
  realized gains (losses) on
  investments, options, futures
  contracts and foreign currency
  transactions                              (69,491)        (2,268)       (28,153)         1,374       (158,837)       (56,616)
Net unrealized appreciation
  (depreciation) on investments,
  options, futures contracts and
  foreign currency transactions              (7,405)        (8,247)          (515)        (3,381)       (31,595)        (9,754)
Net unrealized gains (losses) on
  translation of others assets and
  liabilities denominated in foreign
  currencies                                      -              -              -              -            (25)            23
Net Assets                           $       15,686  $     805,716  $      39,885  $     165,582  $     281,434  $      77,424
------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR
  VALUE, UNLIMITED AUTHORIZATION)             5,487         57,352          7,261         15,517         37,766         11,038
NET ASSET VALUE, REDEMPTION AND
  OFFERING PRICE PER SHARE           $         2.86  $       14.05  $        5.49  $       10.67  $        7.45  $        7.01
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 2 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2001 (UNAUDITED)

AMOUNTS IN THOUSANDS,                 LARGE CAP       MID CAP         SELECT       SMALL CAP     SMALL CAP     SMALL CAP
EXCEPT PER SHARE DATA                 VALUE FUND    GROWTH FUND    EQUITY FUND    GROWTH FUND    INDEX FUND    VALUE FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                 $    153,519  $     314,184  $     390,497  $     204,979  $    210,353  $    236,100
Investments, at value                $    146,370  $     300,638  $     362,294  $     203,624  $    173,085  $    215,672
Cash and foreign currencies                     -              1              -              1             -            10
Income receivable                             136             83            313             27           209           171
Receivable for foreign tax withheld             -              -              -              -             -             -
Receivable for securities sold                786         15,028          1,737          5,123           175         1,582
Receivable for variation margin on
  futures                                       -              -              -              -           120           177
Receivable for fund shares sold                10              -             86              -             -            15
Receivable from Investment adviser              2              9             12              4            14            10
Prepaid and other assets                       13             27             18             19           285            52
Total Assets                              147,317        315,786        364,460        208,798       173,888       217,689
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Outstanding options written, at
  value (premium received $1,442)               -              -              -              -             -             -
Payable for securities purchased            2,713         10,632              -          2,293             -             -
Payable for fund shares redeemed                -              1             59              -             -             -
Accrued investment advisory fees               19             42             50             33            14            30
Accrued administration fees                     3              8              9              5             4             5
Accrued custody and accounting fees             1             11              2             11             -             -
Accrued transfer agent fees                     2              5              6              3             3             4
Accrued registration fees and other
  liabilities                                  14             26             60            720            11             9
Total Liabilities                           2,752         10,725            186          3,065            32            48
----------------------------------------------------------------------------------------------------------------------------
Net Assets                           $    144,565  $     305,061  $     364,274  $     205,733  $    173,856  $    217,641
----------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                        $    151,795  $     503,306  $     488,657  $     409,680  $    213,993  $    234,951
Accumulated undistributed net
  investment income (loss)                    835           (869)          (389)        (1,243)          785           751
Accumulated undistributed net
  realized gains (losses) on
  investments, options, futures
  contracts and foreign currency
  transactions                               (916)      (183,830)       (95,791)      (201,349)       (3,594)        2,066
Net unrealized appreciation
  (depreciation) on investments,
  options, futures contracts and
  foreign currency transactions            (7,149)       (13,546)       (28,203)        (1,355)      (37,328)      (20,127)
Net unrealized gains (losses) on
  translation of others assets and
  liabilities denominated in foreign
  currencies                                    -              -              -              -             -             -
Net Assets                           $    144,565  $     305,061  $     364,274  $     205,733  $    173,856  $    217,641
----------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR
  VALUE, UNLIMITED AUTHORIZATION)          13,696         30,392         20,693         24,558        27,047        23,896
NET ASSET VALUE, REDEMPTION AND
  OFFERING PRICE PER SHARE           $      10.56  $       10.04  $       17.60  $        8.38  $       6.43  $       9.11
----------------------------------------------------------------------------------------------------------------------------

AMOUNTS IN THOUSANDS,                   STOCK       TECHNOLOGY
EXCEPT PER SHARE DATA                 INDEX FUND       FUND
---------------------------------------------------------------
ASSETS:
Investments, at cost                 $    377,439  $    751,217
Investments, at value                $    421,913  $    509,302
Cash and foreign currencies                     -             1
Income receivable                             393           121
Receivable for foreign tax withheld             -             -
Receivable for securities sold                 30         2,184
Receivable for variation margin on
  futures                                     533             -
Receivable for fund shares sold                 1            37
Receivable from Investment adviser             11            10
Prepaid and other assets                       23            84
Total Assets                              422,904       511,739
---------------------------------------------------------------
LIABILITIES:
Outstanding options written, at
  value (premium received $1,442)               -           328
Payable for securities purchased                -             -
Payable for fund shares redeemed               15           292
Accrued investment advisory fees               28            84
Accrued administration fees                    10            12
Accrued custody and accounting fees            11            42
Accrued transfer agent fees                     7             8
Accrued registration fees and other
  liabilities                                  14           156
Total Liabilities                              85           922
---------------------------------------------------------------
Net Assets                           $    422,819  $    510,817
---------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                        $    387,461  $  1,623,285
Accumulated undistributed net
  investment income (loss)                    114        (3,542)
Accumulated undistributed net
  realized gains (losses) on
  investments, options, futures
  contracts and foreign currency
  transactions                             (9,334)     (868,125)
Net unrealized appreciation
  (depreciation) on investments,
  options, futures contracts and
  foreign currency transactions            44,578      (240,801)
Net unrealized gains (losses) on
  translation of others assets and
  liabilities denominated in foreign
  currencies                                    -             -
Net Assets                           $    422,819  $    510,817
---------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR
  VALUE, UNLIMITED AUTHORIZATION)          32,768        53,859
NET ASSET VALUE, REDEMPTION AND
  OFFERING PRICE PER SHARE           $      12.90  $       9.48
---------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                 NORTHERN FUNDS SEMIANNUAL REPORT 3 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS

                                         GLOBAL                        GROWTH                     INTERNATIONAL    INTERNATIONAL
                                     COMMUNICATIONS     GROWTH      OPPORTUNITIES     INCOME         GROWTH           SELECT
AMOUNTS IN THOUSANDS                      FUND        EQUITY FUND       FUND        EQUITY FUND    EQUITY FUND      EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                      $           25  $       5,327  $          67  $       1,744  $       3,730(1) $       989(2)
Interest income                                  59            147             47          1,710            172               53
  Total Investment Income                        84          5,474            114          3,454          3,902            1,042
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                        173          4,780            334            881          2,231              666
Administration fees                              21            717             42            132            279               83
Custody and accounting fees                      59            119             38             32            262               82
Transfer agent fees                              14            478             28             88            186               55
Registration fees                                16             16             11             12             17               15
Professional fees                                 2             16              2              3              5                3
Trustee fees and expenses                         1              5              -              1              2                1
Other                                             3             85             13             24             95               62
--------------------------------------------------------------------------------------------------------------------------------
Total Expenses:                                 289          6,216            468          1,173          3,077              967
  Less voluntary waivers of
    investment advisory fees                    (28)          (717)           (56)          (132)          (372)            (111)
  Less expenses reimbursed by
    investment adviser                          (81)          (719)           (64)          (160)          (381)            (163)
  Net Expenses                                  180          4,780            348            881          2,324              693
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                    (96)           694           (234)         2,573          1,578              349
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAINS (LOSSES):
Net realized gains (losses) on:
  Investments                               (23,619)        (3,499)        (7,045)         1,138        (72,859)         (19,251)
  Options                                         -            537              -              -              -                -
  Futures contracts                               -            274              -              -              -                -
  Foreign currency transactions                   -              -              -              -            759              (97)
Net change in unrealized
  appreciation (depreciation) on
  investments, options, futures
  contracts, foreign currency
  transactions and forward foreign
  currency contracts                         15,996       (104,972)         1,141         (7,453)        10,610           (1,518)
Net change in unrealized gains
  (losses) on translation of other
  assets and liabilities denominated
  in foreign currencies                           -              -              -              -           (378)             (36)
  Net (Losses) on Investments                (7,623)      (107,660)        (5,904)        (6,315)       (61,868)         (20,902)
--------------------------------------------------------------------------------------------------------------------------------
NET (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS          $       (7,719) $    (106,966) $      (6,138) $      (3,742) $     (60,290)   $     (20,553)
--------------------------------------------------------------------------------------------------------------------------------

(1) NET OF $456 IN NON-RECLAIMABLE FOREIGN WITHHOLDING TAXES.
(2) NET OF $118 IN NON-RECLAIMABLE FOREIGN WITHHOLDING TAXES.

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 4 NORTHERN FUNDS SEMIANNUAL REPORT

                                 SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)

                                      LARGE CAP       MID CAP        SELECT        SMALL CAP     SMALL CAP     SMALL CAP
AMOUNTS IN THOUSANDS                  VALUE FUND    GROWTH FUND    EQUITY FUND    GROWTH FUND    INDEX FUND    VALUE FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                      $      1,186  $         907  $       1,574  $         303  $      1,010  $      1,327
Interest income                                81            129            164            111           171           300
  Total Investment Income                   1,267          1,036          1,738            414         1,181         1,627
----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                      525          1,905          2,552          1,591           470         1,391
Administration fees                            79            286            319            199           108           174
Custody and accounting fees                    27             49             74             56           235           100
Transfer agent fees                            52            190            213            133            72           116
Registration fees                              12             18             23             22            15            15
Professional fees                               2              6              2              -             3             3
Trustee fees and expenses                       -              1              3              1             1             1
Other                                           -             46             86             27            14            14
----------------------------------------------------------------------------------------------------------------------------
Total Expenses:                               697          2,501          3,272          2,029           918         1,814
  Less voluntary waivers of
    investment advisory fees                  (79)          (286)          (744)          (265)         (109)         (406)
  Less expenses reimbursed by
    investment adviser                        (40)          (310)          (401)          (107)         (340)         (249)
  Net Expenses                                578          1,905          2,127          1,657           469         1,159
----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                  689           (869)          (389)        (1,243)          712           468
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAINS (LOSSES):
Net realized gains (losses) on:
  Investments                              (1,051)       (63,672)       (46,026)       (20,022)          (29)       (6,767)
  Options                                       -              -              -              -             -             -
  Futures contracts                             -              -              -              -          (603)       (1,804)
  Foreign currency transactions                 -              -              -              -             -             -
Net change in unrealized
  appreciation (depreciation) on
  investments, options, futures
  contracts, foreign currency
  transactions and forward foreign
  currency contracts                       (7,419)        32,955         (6,315)        (3,597)      (27,656)      (10,787)
Net change in unrealized gains
  (losses) on translation of other
  assets and liabilities denominated
  in foreign currencies                         -              -              -              -             -             -
  Net (Losses) on Investments              (8,470)       (30,717)       (52,341)       (23,619)      (28,288)      (19,358)
----------------------------------------------------------------------------------------------------------------------------
NET (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS          $     (7,781) $     (31,586) $     (52,730) $     (24,862) $    (27,576) $    (18,890)
----------------------------------------------------------------------------------------------------------------------------

                                        STOCK       TECHNOLOGY
AMOUNTS IN THOUSANDS                  INDEX FUND       FUND
---------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                      $      2,989  $        581
Interest income                               481           641
  Total Investment Income                   3,470         1,222
---------------------------------------------------------------
EXPENSES:
Investment advisory fees                    1,427         4,573
Administration fees                           357           572
Custody and accounting fees                    99           119
Transfer agent fees                           238           381
Registration fees                              14            17
Professional fees                               2            23
Trustee fees and expenses                       3             -
Other                                          26           170
---------------------------------------------------------------
Total Expenses:                             2,166         5,855
  Less voluntary waivers of
    investment advisory fees                 (476)         (762)
  Less expenses reimbursed by
    investment adviser                       (382)         (329)
  Net Expenses                              1,308         4,764
---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                2,162        (3,542)
---------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAINS (LOSSES):
Net realized gains (losses) on:
  Investments                                 858      (270,729)
  Options                                       -         1,909
  Futures contracts                        (4,884)            -
  Foreign currency transactions                 -             -
Net change in unrealized
  appreciation (depreciation) on
  investments, options, futures
  contracts, foreign currency
  transactions and forward foreign
  currency contracts                      (46,957)       81,777
Net change in unrealized gains
  (losses) on translation of other
  assets and liabilities denominated
  in foreign currencies                         -             -
  Net (Losses) on Investments             (50,983)     (187,043)
---------------------------------------------------------------
NET (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS          $    (48,821) $   (190,585)
---------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                 NORTHERN FUNDS SEMIANNUAL REPORT 5 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                       GLOBAL                                                GROWTH
                                                   COMMUNICATIONS              GROWTH EQUITY              OPPORTUNITIES
                                                        FUND                       FUND                       FUND

                                               SEPT. 30,    MARCH 31,     SEPT. 30,    MARCH 31,     SEPT. 30,    MARCH 31,
AMOUNTS IN THOUSANDS                             2001       2001(1)        2001          2001          2001        2001(2)
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                  $       (96) $      (351)  $       694  $    (1,091)  $      (234) $       (72)
Net realized gains (losses) on investment
  transactions, options, futures contracts,
  and foreign currency transactions               (23,619)     (45,873)       (2,688)       1,325        (7,045)     (21,108)
Net change in unrealized appreciation
  (depreciation) on investments, options,
  futures contracts, and foreign currency
  transactions                                     15,996      (23,401)     (104,972)    (365,490)        1,141       (1,656)
Net change in unrealized gains (losses) on
  translation of other assets and
  liabilities denominated in foreign
  currencies                                            -            -             -            -             -            -
  Net Increase (Decrease) in Net Assets
  Resulting from Operations                        (7,719)     (69,625)     (106,966)    (365,256)       (6,138)     (22,836)
----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold                                         3,705      156,197        55,329      183,473        14,618       95,156
Shares from reinvestment of dividends                   -            -           105      146,209             -            -
Shares redeemed                                   (16,350)     (50,522)      (86,237)    (230,291)      (22,335)     (18,580)
  Net Increase (Decrease) in Net Assets
  Resulting from Capital Share
  Transactions                                    (12,645)     105,675       (30,803)      99,391        (7,717)      76,576
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                              -            -          (506)           -             -            -
From net realized gains                                 -            -             -     (159,024)            -            -
  Total Distributions Paid                              -            -          (506)    (159,024)            -            -
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           (20,364)      36,050      (138,275)    (424,889)      (13,855)      53,740
NET ASSETS:
Beginning of period                                36,050            -       943,991    1,368,880        53,740            -
End of period                                 $    15,686  $    36,050   $   805,716  $   943,991   $    39,885  $    53,740
----------------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS)                               $      (120) $       (24)  $       188  $         -   $      (262) $       (28)
----------------------------------------------------------------------------------------------------------------------------

                                                                               INTERNATIONAL
                                                       INCOME                     GROWTH
                                                     EQUITY FUND                EQUITY FUND

                                               SEPT. 30,    MARCH 31,     SEPT. 30,    MARCH 31,
AMOUNTS IN THOUSANDS                             2001         2001          2001         2001
-------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                  $     2,573  $     4,932   $     1,578  $     3,026
Net realized gains (losses) on investment
  transactions, options, futures contracts,
  and foreign currency transactions                 1,138       11,110       (72,100)     (86,548)
Net change in unrealized appreciation
  (depreciation) on investments, options,
  futures contracts, and foreign currency
  transactions                                     (7,453)     (31,146)       10,610      (86,781)
Net change in unrealized gains (losses) on
  translation of other assets and
  liabilities denominated in foreign
  currencies                                            -            -          (378)         420
  Net Increase (Decrease) in Net Assets
  Resulting from Operations                        (3,742)     (15,104)      (60,290)    (169,883)
-------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold                                        29,379       46,913       400,644      964,092
Shares from reinvestment of dividends                 337       23,608             -       65,556
Shares redeemed                                   (29,247)     (74,984)     (467,004)  (1,082,214)
  Net Increase (Decrease) in Net Assets
  Resulting from Capital Share
  Transactions                                        469       (4,463)      (66,360)     (52,566)
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                         (2,461)      (5,144)            -       (1,361)
From net realized gains                                 -      (24,727)            -      (74,659)
  Total Distributions Paid                         (2,461)     (29,871)            -      (76,020)
-------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (5,734)     (49,438)     (126,650)    (298,469)
NET ASSETS:
Beginning of period                               171,316      220,754       408,084      706,553
End of period                                 $   165,582  $   171,316   $   281,434  $   408,084
-------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS)                               $       157  $        45   $     2,376  $       798
-------------------------------------------------------------------------------------------------

(1) COMMENCED INVESTMENT OPERATIONS ON MAY 15, 2000.
(2) COMMENCED INVESTMENT OPERATIONS ON SEPTEMBER 26, 2000.

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 6 NORTHERN FUNDS SEMIANNUAL REPORT

                                 SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)
                                             OR FISCAL YEAR ENDED MARCH 31, 2001

                                                    INTERNATIONAL
                                                       SELECT                  LARGE CAP                   MID CAP
                                                     EQUITY FUND               VALUE FUND                GROWTH FUND

                                               SEPT. 30,    MARCH 31,    SEPT. 30,    MARCH 31,    SEPT. 30,    MARCH 31,
AMOUNTS IN THOUSANDS                             2001         2001         2001        2001(1)       2001         2001
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                  $       349  $     1,068  $       689  $       210  $      (869) $    (4,449)
Net realized gains (losses) on investment
  transactions, options, futures contracts,
  and foreign currency transactions               (19,348)     (37,316)      (1,051)         135      (63,672)    (118,844)
Net change in unrealized appreciation
  (depreciation) on investments, options,
  futures contracts, and foreign currency
  transactions                                     (1,518)     (15,931)      (7,419)         270       32,955     (252,992)
Net change in unrealized gains (losses) on
  translation of other assets and
  liabilities denominated in foreign
  currencies                                          (36)          59            -            -            -            -
  Net Increase (Decrease) in Net Assets
  Resulting from Operations                       (20,553)     (52,120)      (7,781)         615      (31,586)    (376,285)
----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold                                       113,736      172,409       96,532       64,643       71,630      273,693
Shares from reinvestment of dividends                   -       26,276            -           10            -       75,484
Shares redeemed                                  (145,486)    (238,941)      (8,170)      (1,220)    (103,450)    (374,230)
  Net Increase (Decrease) in Net Assets
  Resulting from Capital Share
  Transactions                                    (31,750)     (40,256)      88,362       63,433      (31,820)     (25,053)
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                              -       (3,539)           -          (64)           -            -
From net realized gains                                 -      (31,570)           -            -            -      (89,313)
  Total Distributions Paid                              -      (35,109)           -          (64)           -      (89,313)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           (52,303)    (127,485)      80,581       63,984      (63,406)    (490,651)
NET ASSETS:
Beginning of period                               129,727      257,212       63,984            -      368,467      859,118
End of period                                 $    77,424  $   129,727  $   144,565  $    63,984  $   305,061  $   368,467
----------------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS)                               $       509  $       160  $       835  $       146  $      (869) $         -
----------------------------------------------------------------------------------------------------------------------------


                                                       SELECT                  SMALL CAP
                                                     EQUITY FUND              GROWTH FUND

                                               SEPT. 30,    MARCH 31,    SEPT. 30,    MARCH 31,
AMOUNTS IN THOUSANDS                             2001         2001         2001         2001
------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                  $      (389) $      (781) $    (1,243) $    (4,464)
Net realized gains (losses) on investment
  transactions, options, futures contracts,
  and foreign currency transactions               (46,026)     (29,836)     (20,022)    (180,603)
Net change in unrealized appreciation
  (depreciation) on investments, options,
  futures contracts, and foreign currency
  transactions                                     (6,315)    (184,611)      (3,597)     (43,136)
Net change in unrealized gains (losses) on
  translation of other assets and
  liabilities denominated in foreign
  currencies                                            -            -            -            -
  Net Increase (Decrease) in Net Assets
  Resulting from Operations                       (52,730)    (215,228)     (24,862)    (228,203)
------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold                                        57,919      259,011       72,642      210,617
Shares from reinvestment of dividends                   -       53,268           (4)      47,336
Shares redeemed                                   (55,927)    (139,091)     (97,719)    (266,198)
  Net Increase (Decrease) in Net Assets
  Resulting from Capital Share
  Transactions                                      1,992      173,188      (25,081)      (8,245)
------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                              -            -            -            -
From net realized gains                                 -      (67,524)           -      (58,487)
  Total Distributions Paid                              -      (67,524)           -      (58,487)
------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           (50,738)    (109,564)     (49,943)    (294,935)
NET ASSETS:
Beginning of period                               415,012      524,576      255,676      550,611
End of period                                 $   364,274  $   415,012  $   205,733  $   255,676
------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS)                               $      (389) $         -  $    (1,243) $         -
------------------------------------------------------------------------------------------------

(1) COMMENCED INVESTMENT OPERATIONS ON AUGUST 3, 2000.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                 NORTHERN FUNDS SEMIANNUAL REPORT 7 EQUITY FUNDS

EQUITY FUNDS

                                                         SMALL CAP                               SMALL CAP
                                                         INDEX FUND                              VALUE FUND

                                                 SEPT. 30,          MARCH 31,            SEPT. 30,          MARCH 31,
AMOUNTS IN THOUSANDS                               2001               2001                 2001               2001
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                 $            712   $            895     $            468   $            670
Net realized gains (losses) on investment
  transactions, options, futures contracts,
  and foreign currency transactions                      (632)             9,715               (8,571)            23,181
Net change in unrealized appreciation
  (depreciation) on investments, options,
  futures contracts, and foreign currency
  transactions                                        (27,656)           (26,827)             (10,787)           (25,714)
  Net (Decrease) in Net Assets Resulting
  from Operations                                     (27,576)           (16,217)             (18,890)            (1,863)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold                                           132,639             23,838              123,121             82,946
Shares from reinvestment of dividends                       -             23,323                    -             42,289
Shares redeemed                                       (14,625)           (36,963)             (64,687)           (94,130)
  Net Increase (Decrease) in Net Assets
  Resulting from Capital Share
  Transactions                                        118,014             10,198               58,434             31,105
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                                  -               (812)                   -               (601)
From net realized gains                                     -            (23,463)                   -            (50,752)
  Total Distributions Paid                                  -            (24,275)                   -            (51,353)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                90,438            (30,294)              39,544            (22,111)
NET ASSETS:
Beginning of period                                    83,418            113,712              178,097            200,208
End of period                                $        173,856   $         83,418     $        217,641   $        178,097
-------------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS)                              $            785   $             73     $            751   $            283
-------------------------------------------------------------------------------------------------------------------------

                                                            STOCK                                 TECHNOLOGY
                                                          INDEX FUND                                 FUND

                                                 SEPT. 30,          MARCH 31,            SEPT. 30,          MARCH 31,
AMOUNTS IN THOUSANDS                               2001               2001                 2001               2001
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                 $          2,162   $          3,756     $         (3,542)  $        (14,648)
Net realized gains (losses) on investment
  transactions, options, futures contracts,
  and foreign currency transactions                    (4,026)             4,217             (268,820)          (598,300)
Net change in unrealized appreciation
  (depreciation) on investments, options,
  futures contracts, and foreign currency
  transactions                                        (46,957)          (131,713)              81,777         (1,246,422)
  Net (Decrease) in Net Assets Resulting
  from Operations                                     (48,821)          (123,740)            (190,585)        (1,859,370)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold                                            79,402            148,283               97,261            863,178
Shares from reinvestment of dividends                     411             18,935                  (21)           416,486
Shares redeemed                                       (47,873)          (108,901)            (167,277)          (998,228)
  Net Increase (Decrease) in Net Assets
  Resulting from Capital Share
  Transactions                                         31,940             58,317              (70,037)           281,436
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                             (2,084)            (3,825)                   -                  -
From net realized gains                                     -            (34,575)                   -           (493,377)
  Total Distributions Paid                             (2,084)           (38,400)                   -           (493,377)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (18,965)          (103,823)            (260,622)        (2,071,311)
NET ASSETS:
Beginning of period                                   441,784            545,607              771,439          2,842,750
End of period                                $        422,819   $        441,784     $        510,817   $        771,439
-------------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS)                              $            114   $             36     $         (3,542)  $              -
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 8 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

FINANCIAL HIGHLIGHTS

                                                                   GLOBAL
                                                               COMMUNICATIONS
                                                                    FUND
                                                      SIX MONTHS
                                                         ENDED                PERIOD
                                                       SEPT. 30,              ENDED
                                                         2001                MAR. 31,
SELECTED PER SHARE DATA                               (UNAUDITED)            2001(3)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $           4.17      $          10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment (loss)                                         (0.02)                    -
Net realized and unrealized gains (losses)                    (1.29)                (5.83)
  Total (Loss) from Investment Operations                     (1.31)                (5.83)
---------------------------------------------------------------------------------------------

Net Asset Value, End of Period                     $           2.86      $           4.17
---------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                              (31.41)%              (58.30)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period            $         15,686      $         36,050
Ratio to average net assets of:(2)
  Expenses, net of waivers and reimbursements                  1.30%                 1.30%
  Expenses, before waivers and reimbursements                  2.09%                 1.77%
  Net investment income, net of waivers and
    reimbursements                                            (0.68)%               (0.55)%
  Net investment income, before waivers and
    reimbursements                                            (1.47)%               (1.02)%
Portfolio Turnover Rate                                       60.42%               195.12%
---------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENTS OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.
(3) COMMENCED INVESTMENT OPERATIONS ON MAY 15, 2000.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                 NORTHERN FUNDS SEMIANNUAL REPORT 9 EQUITY FUNDS

EQUITY FUNDS

                                                                             GROWTH EQUITY FUND
                                                SIX MONTHS
                                                   ENDED         YEAR          YEAR           YEAR          YEAR          YEAR
                                                 SEPT. 30,      ENDED         ENDED          ENDED         ENDED         ENDED
                                                    2001       MAR. 31,      MAR. 31,       MAR. 31,      MAR. 31,      MAR. 31,
 SELECTED PER SHARE DATA                        (UNAUDITED)      2001          2000           1999          1998          1997
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                                     $  15.90      $  25.55    $    21.94     $  18.62      $  13.93      $  13.15
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                               0.01             -          0.01         0.02          0.03          0.08
Net realized and unrealized
  gains (losses)                                   (1.85)        (6.62)         5.61         4.51          6.36          1.49
  Total Income (Loss) from
   Investment Operations                           (1.84)        (6.62)         5.62         4.53          6.39          1.57
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                       (0.01)           -          (0.01)       (0.02)        (0.03)        (0.08)
  From net realized gains                             -          (3.03)        (2.00)       (1.19)        (1.67)        (0.71)
   Total Distributions Paid                        (0.01)        (3.03)        (2.01)       (1.21)        (1.70)        (0.79)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $  14.05      $  15.90    $    25.55     $  21.94      $  18.62      $  13.93
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                  (11.58)%      (27.23)%       27.60%       24.72%        48.06%        11.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end
  of period                                     $805,716      $943,991    $1,368,880     $640,948      $479,782      $302,605
Ratio to average net assets
  of:(2)
  Expenses, net of waivers and
   reimbursements                                   1.00%         1.00%         1.00%        1.00%         1.00%         1.00%
  Expenses, before waivers and
   reimbursements                                   1.30%         1.29%         1.30%        1.30%         1.30%         1.33%
  Net investment income, net of
   waivers and reimbursements                       0.15%        (0.09)%       (0.12)%       0.08%         0.18%         0.56%
  Net investment income, before
   waivers and reimbursements                      (0.15)%       (0.38)%       (0.42)%      (0.22)%       (0.12)%        0.23%
Portfolio Turnover Rate                            24.09%        58.89%        88.01%       49.67%        73.85%        67.34%
---------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 10 NORTHERN FUNDS SEMIANNUAL REPORT

                                                         GROWTH
                                                      OPPORTUNITIES
                                                          FUND
                                               SIX MONTHS
                                                 ENDED         PERIOD
                                                SEPT. 30,      ENDED
                                                  2001        MAR. 31,
SELECTED PER SHARE DATA                        (UNAUDITED)    2001(3)
------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $6.22        $10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment (loss)                              (0.03)          -
Net realized and unrealized gains (losses)         (0.70)        (3.78)
  Total Income (Loss) from Investment
    Operations                                     (0.73)        (3.78)
------------------------------------------------------------------------

Net Asset Value, End of Period                     $5.49         $6.22
------------------------------------------------------------------------
TOTAL RETURN(1)                                   (11.74)%      (37.80)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period          $39,885       $53,740
Ratio to average net assets of:(2)
  Expenses, net of waivers and reimbursements       1.25%         1.25%
  Expenses, before waivers and
   reimbursements                                   1.68%         2.05%
  Net investment income, net of waivers and
   reimbursements                                  (0.84)%       (0.27)%
  Net investment income, before waivers and
   reimbursements                                  (1.27)%       (1.07)%
Portfolio Turnover Rate                           146.85%       218.08%
------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.
(3) COMMENCED INVESTMENT OPERATIONS ON SEPTEMBER 26, 2000.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 11 EQUITY FUNDS

EQUITY FUNDS

                                                                             INCOME EQUITY FUND
                                                SIX MONTHS
                                                  ENDED           YEAR          YEAR          YEAR           YEAR          YEAR
                                                SEPT. 30,        ENDED         ENDED         ENDED          ENDED         ENDED
                                                   2001         MAR. 31,      MAR. 31,      MAR. 31,       MAR. 31,      MAR. 31,
 SELECTED PER SHARE DATA                        (UNAUDITED)       2001          2000          1999           1998          1997
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  11.07       $  14.26      $  12.73      $  13.81       $  11.81       $ 11.59
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                               0.17           0.34          0.31          0.46           0.45          0.44
Net realized and unrealized gains (losses)         (0.41)         (1.39)         2.02         (0.41)          3.02          1.19
  Total Income (Loss) from Investment
   Operations                                      (0.24)         (1.05)         2.33          0.05           3.47          1.63
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                       (0.16)         (0.35)        (0.29)        (0.48)         (0.44)        (0.44)
  From net realized gains                             -           (1.79)        (0.51)        (0.65)         (1.03)        (0.97)
   Total Distributions Paid                        (0.16)         (2.14)        (0.80)        (1.13)         (1.47)        (1.41)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $  10.67       $  11.07      $  14.26      $  12.73       $  13.81       $ 11.81
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                    (2.24)%        (7.54)%       19.10%         0.67%         31.00%        14.42%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period         $165,582       $171,316      $220,754      $118,414       $117,562       $77,102
Ratio to average net assets of:(2)
  Expenses, net of waivers and reimbursements       1.00%          1.00%         1.00%         1.00%          1.00%         1.00%
  Expenses, before waivers and
   reimbursements                                   1.33%          1.32%         1.34%         1.35%          1.37%         1.42%
  Net investment income, net of waivers and
   reimbursements                                   2.92%          2.55%         2.44%         3.54%          3.53%         3.71%
  Net investment income, before waivers and
   reimbursements                                   2.59%          2.23%         2.10%         3.19%          3.16%         3.29%
Portfolio Turnover Rate                            30.98%         74.17%       125.49%        79.95%         81.24%        72.04%
-----------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 12 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                           INTERNATIONAL GROWTH EQUITY FUND
                                                SIX MONTHS
                                                  ENDED          YEAR        YEAR            YEAR            YEAR         YEAR
                                                SEPT. 30,       ENDED       ENDED           ENDED           ENDED        ENDED
                                                   2001        MAR. 31,    MAR. 31,        MAR. 31,        MAR. 31,     MAR. 31,
SELECTED PER SHARE DATA                        (UNAUDITED)       2001        2000            1999            1998         1997
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $   9.05      $  14.32    $  12.57        $  11.66        $  10.05     $  10.23
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                0.05          0.06        0.26            0.13            0.09         0.09
Net realized and unrealized gains (losses)          (1.65)        (3.62)       3.37            1.36            1.98         0.18
  Total Income (Loss) from Investment
   Operations                                       (1.60)        (3.56)       3.63            1.49            2.07         0.27
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                           -          (0.03)         -               -            (0.07)       (0.09)
  In excess of net investment income                   -             -        (0.20)          (0.12)          (0.10)           -
  From net realized gains                              -          (1.68)      (1.68)          (0.46)          (0.29)       (0.23)
  In excess of net realized gains                      -             -           -               -               -         (0.13)
   Total Distributions Paid                            -          (1.71)      (1.88)          (0.58)          (0.46)       (0.45)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $   7.45      $   9.05    $  14.32        $  12.57        $  11.66     $  10.05
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                    (17.68)%      (26.69)%     30.51%          13.04%          21.34%        2.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period          $281,434      $408,084    $706,553        $215,656        $178,210     $165,892
Ratio to average net assets of:(2)
  Expenses, net of waivers and reimbursements        1.25%         1.25%       1.25%           1.25%           1.25%        1.25%
  Expenses, before waivers and
   reimbursements                                    1.66%         1.59%       1.58%           1.62%           1.62%        1.63%
  Net investment income, net of waivers and
   reimbursements                                    0.85%         0.47%       0.35%           0.52%           0.79%        0.78%
  Net investment income, before waivers and
   reimbursements                                    0.44%         0.13%       0.02%           0.15%           0.42%        0.40%
Portfolio Turnover Rate                            107.97%       185.77%     155.57%         177.89%         145.02%      190.94%
---------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 13 EQUITY FUNDS

EQUITY FUNDS

                                                                           INTERNATIONAL SELECT EQUITY FUND
                                                SIX MONTHS
                                                   ENDED        YEAR         YEAR            YEAR            YEAR         YEAR
                                                 SEPT. 30,      ENDED        ENDED           ENDED           ENDED        ENDED
                                                  2001        MAR. 31,     MAR. 31,        MAR. 31,        MAR. 31,     MAR. 31,
 SELECTED PER SHARE DATA                        (UNAUDITED)     2001         2000            1999            1998         1997
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $   8.79      $  14.56    $  12.98        $  12.52        $  10.37     $  10.73
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                0.04          0.12        0.37            0.04            0.22         0.04
Net realized and unrealized gains (losses)          (1.82)        (3.36)       3.57            1.08            2.19        (0.25)
  Total Income (Loss) from Investment
   Operations                                       (1.78)        (3.24)       3.94            1.12            2.41        (0.21)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                           -          (0.26)      (0.27)             -            (0.16)       (0.03)
  In excess of net investment income                   -             -           -            (0.01)          (0.10)       (0.04)
  From net realized gains                              -          (2.27)      (2.09)          (0.65)             -            -
  In excess of net realized gains                      -             -           -               -               -         (0.08)
   Total Distributions Paid                            -          (2.53)      (2.36)          (0.66)          (0.26)       (0.15)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $   7.01      $   8.79    $  14.56        $  12.98        $  12.52     $  10.37
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                    (20.14)%      (24.55)%     31.25%           9.16%          23.74%       (1.95)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period          $ 77,424      $129,727    $257,212        $124,513        $117,618     $108,944
Ratio to average net assets of:(2)
  Expenses, net of waivers and reimbursements        1.25%         1.25%       1.25%           1.25%           1.25%        1.25%
  Expenses, before waivers and
   reimbursements                                    1.75%         1.64%       1.61%           1.66%           1.64%        1.66%
  Net investment income, net of waivers and
   reimbursements                                    0.63%         0.49%       0.62%           0.38%           0.29%        0.47%
  Net investment income, before waivers and
   reimbursements                                    0.13%         0.10%       0.26%          (0.03)%         (0.10)%       0.06%
Portfolio Turnover Rate                            137.89%       185.60%     145.46%         168.19%          98.22%       97.60%
---------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT THE NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 14 NORTHERN FUNDS SEMIANNUAL REPORT

                                                       LARGE CAP
                                                       VALUE FUND
                                                SIX MONTHS
                                                   ENDED       PERIOD
                                                 SEPT. 30,      ENDED
                                                   2001        MAR. 31,
SELECTED PER SHARE DATA                        (UNAUDITED)     2001(3)
--------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $  10.97       $ 10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                0.04          0.06
Net realized and unrealized gains (losses)          (0.45)         0.95
  Total Income (Loss) from Investment
   Operations                                       (0.41)         1.01
--------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                           -          (0.04)
   Total Distributions Paid                            -          (0.04)
--------------------------------------------------------------------------
Net Asset Value, End of Period                   $  10.56       $ 10.97
--------------------------------------------------------------------------
TOTAL RETURN(1)                                     (3.74)%       10.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period          $144,565       $63,984
Ratio to average net assets of:(2)
  Expenses, net of waivers and reimbursements        1.10%         1.10%
  Expenses, before waivers and
   reimbursements                                    1.33%         2.48%
  Net investment income, net of waivers and
   reimbursements                                    1.31%         1.76%
  Net investment income, before waivers and
   reimbursements                                    1.08%         0.38%
Portfolio Turnover Rate                             14.02%        52.59%
--------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.
(3) COMMENCED INVESTMENT OPERATIONS ON AUGUST 3, 2000.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 15 EQUITY FUNDS

EQUITY FUNDS

                                                                MID CAP GROWTH FUND
                                                 SIX MONTHS
                                                   ENDED          YEAR           YEAR         PERIOD
                                                  SEPT. 30,      ENDED          ENDED         ENDED
                                                    2001        MAR. 31,       MAR. 31,      MAR. 31,
SELECTED PER SHARE DATA                          (UNAUDITED)     2001           2000         1999(3)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $  11.08      $  24.33       $  11.72       $ 10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment (loss)                               (0.03)           -              -             -
Net realized and unrealized gains (losses)          (1.01)       (10.48)         13.50          1.72
  Total Income (Loss) from Investment
   Operations                                       (1.04)       (10.48)         13.50          1.72
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net realized gains                              -          (2.77)         (0.89)           -
   Total Distributions Paid                            -          (2.77)         (0.89)           -
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $  10.04      $  11.08       $  24.33       $ 11.72
------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                    (9.39)%      (45.42)%       108.66%        17.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period          $305,061      $368,467       $859,118       $77,378
Ratio to average net assets of:(2)
  Expenses, net of waivers and reimbursements        1.00%         1.00%          1.00%         1.00%
  Expenses, before waivers and
   reimbursements                                    1.31%         1.29%          1.31%         1.65%
  Net investment income, net of waivers and
   reimbursements                                   (0.46)%       (0.66)%        (0.61)%       (0.51)%
  Net investment income, before waivers and
   reimbursements                                   (0.77)%       (0.95)%        (0.92)%       (1.16)%
Portfolio Turnover Rate                            132.45%       342.05%        156.49%       173.39%
------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.
(3) COMMENCED INVESTMENT OPERATIONS AFTER THE CLOSE OF BUSINESS ON MARCH 31,
    1998.

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 16 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                            SELECT EQUITY FUND
                                                 SIX MONTHS
                                                   ENDED          YEAR         YEAR           YEAR             YEAR         YEAR
                                                  SEPT. 30,       ENDED        ENDED          ENDED            ENDED        ENDED
                                                    2001         MAR. 31,     MAR. 31,       MAR. 31,         MAR. 31,     MAR. 31,
SELECTED PER SHARE DATA                          (UNAUDITED)       2001         2000           1999             1998         1997
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  20.08      $  35.87     $  23.33       $  19.16         $  14.55      $ 13.12
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss)                         (0.02)           -            -              -              0.02         0.02
Net realized and unrealized gains (losses)           (2.46)       (11.83)       13.66           5.40             6.81         2.05
  Total Income (Loss) from Investment
   Operations                                        (2.48)       (11.83)       13.66           5.40             6.83         2.07
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                            -             -            -           (0.01)           (0.02)       (0.02)
  From net realized gains                               -          (3.96)       (1.12)         (1.22)           (2.20)       (0.62)
   Total Distributions Paid                             -          (3.96)       (1.12)         (1.23)           (2.22)       (0.64)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $  17.60      $  20.08     $  35.87       $  23.33         $  19.16      $ 14.55
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                     (12.35)%      (35.32)%      59.78%         28.79%           49.71%       15.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period           $364,274      $415,012     $524,576       $198,530         $126,536      $63,677
Ratio to average net assets of:(2)
  Expenses, net of waivers and reimbursements         1.00%         1.00%        1.00%          1.00%            1.00%        1.00%
  Expenses, before waivers and
   reimbursements                                     1.54%         1.49%        1.52%          1.54%            1.58%        1.67%
  Net investment income, net of waivers and
   reimbursements                                    (0.18)%       (0.15)%      (0.41)%        (0.15)%           0.15%        0.21%
  Net investment income, before waivers and
   reimbursements                                    (0.72)%       (0.64)%      (0.93)%        (0.69)%          (0.43)%      (0.46)%
Portfolio Turnover Rate                              67.96%       259.07%      153.06%         87.73%          148.55%       72.68%
-----------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN A YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 17 EQUITY FUNDS

EQUITY FUNDS

                                                         SMALL CAP GROWTH FUND
                                                 SIX MONTHS
                                                    ENDED         YEAR            PERIOD
                                                  SEPT. 30,      ENDED            ENDED
                                                    2001        MAR. 31,         MAR. 31,
SELECTED PER SHARE DATA                          (UNAUDITED)     2001            2000(3)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $   9.34      $  19.21         $  10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment (loss)                                (0.05)           -                -
Net realized and unrealized gains (losses)           (0.91)        (7.58)            9.28
  Total Income (Loss) from Investment
   Operations                                        (0.96)        (7.58)            9.28
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net realized gains                               -          (2.29)           (0.07)
   Total Distributions Paid                             -          (2.29)           (0.07)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $   8.38      $   9.34         $  19.21
------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                    (10.28)%      (41.38)%          93.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period           $205,733      $255,676         $550,611
Ratio to average net assets of:(2)
  Expenses, net of waivers and reimbursements         1.25%         1.25%            1.25%
  Expenses, before waivers and
   reimbursements                                     1.53%         1.51%            1.52%
  Net investment income, net of waivers and
   reimbursements                                    (0.94)%       (0.92)%          (0.68)%
  Net investment income, before waivers and
   reimbursements                                    (1.22)%       (1.18)%          (0.95)%
Portfolio Turnover Rate                             227.43%       419.38%          127.56%
------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.
(3) COMMENCED INVESTMENT OPERATIONS AFTER THE CLOSE OF BUSINESS ON SEPTEMBER 30, 1999.

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 18 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              SMALL CAP INDEX FUND
                                                 SIX MONTHS
                                                    ENDED         YEAR         PERIOD
                                                  SEPT. 30,       ENDED        ENDED
                                                     2001        MAR. 31,     MAR. 31,
SELECTED PER SHARE DATA                          (UNAUDITED)      2001         2000(3)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $   7.13      $ 12.15       $  10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                 0.02         0.09           0.05
Net realized and unrealized gains (losses)           (0.72)       (1.98)          2.25
  Total Income (Loss) from Investment
   Operations                                        (0.70)       (1.89)          2.30
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                            -         (0.10)         (0.03)
  From net realized gains                               -         (3.03)         (0.12)
   Total Distributions Paid                             -         (3.13)         (0.15)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $   6.43      $  7.13       $  12.15
-----------------------------------------------------------------------------------------
TOTAL RETURN(1)                                      (9.82)%     (15.07)%        23.22%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period           $173,856      $83,418       $113,712
Ratio to average net assets of:(2)
  Expenses, net of waivers and reimbursements         0.65%        0.65%          0.65%
  Expenses, before waivers and
   reimbursements                                     1.27%        1.27%          1.08%
  Net investment income, net of waivers and
   reimbursements                                     0.98%        0.95%          0.76%
  Net investment income, before waivers and
   reimbursements                                     0.36%        0.33%          0.33%
Portfolio Turnover Rate                              30.16%       65.16%         57.01%
-----------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.
(3) COMMENCED INVESTMENT OPERATIONS ON SEPTEMBER 3, 1999.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 19 EQUITY FUNDS

EQUITY FUNDS


                                                                               SMALL CAP VALUE FUND
                                                 SIX MONTHS
                                                    ENDED        YEAR           YEAR          YEAR           YEAR          YEAR
                                                  SEPT. 30,      ENDED          ENDED         ENDED          ENDED         ENDED
                                                    2001        MAR. 31,       MAR. 31,      MAR. 31,       MAR. 31,      MAR. 31,
SELECTED PER SHARE DATA                          (UNAUDITED)     2001           2000          1999           1998          1997
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $   9.63      $  14.62     $  12.32       $  16.76         $  12.31      $  11.58
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                 0.02          0.05         0.09           0.04             0.03          0.07
Net realized and unrealized gains (losses)           (0.54)        (0.32)        3.46          (3.93)            5.14          1.37
  Total Income (Loss) from Investment
   Operations                                        (0.52)        (0.27)        3.55          (3.89)            5.17          1.44
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                            -          (0.06)       (0.11)         (0.01)           (0.04)        (0.06)
  From net realized gains                               -          (4.66)       (1.14)         (0.54)           (0.68)        (0.65)
   Total Distributions Paid                             -          (4.72)       (1.25)         (0.55)           (0.72)        (0.71)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $   9.11      $   9.63     $  14.62       $  12.32         $  16.76      $  12.31
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                      (5.40)%       (0.74)%      30.01%        (23.46)%          42.71%        12.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period           $217,641      $178,097     $200,208       $264,434         $368,579      $197,113
Ratio to average net assets of:(2)
  Expenses, net of waivers and reimbursements         1.00%         1.00%        1.00%          1.00%            1.00%         1.00%
  Expenses, before waivers and
   reimbursements                                     1.56%         1.52%        1.53%          1.52%            1.53%         1.54%
  Net investment income, net of waivers and
   reimbursements                                     0.40%         0.38%        0.46%          0.25%            0.28%         0.54%
  Net investment income, before waivers and
   reimbursements                                    (0.16)%       (0.14)%      (0.07)%        (0.27)%          (0.25)%        0.00%
Portfolio Turnover Rate                              55.39%        76.89%       28.97%         18.74%           18.59%        18.92%
------------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 20 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                               STOCK INDEX FUND
                                                 SIX MONTHS
                                                    ENDED       YEAR          YEAR           YEAR          YEAR           PERIOD
                                                  SEPT. 30,     ENDED         ENDED          ENDED         ENDED          ENDED
                                                    2001      MAR. 31,       MAR. 31,       MAR. 31,      MAR. 31,       MAR. 31,
SELECTED PER SHARE DATA                          (UNAUDITED)    2001           2000           1999          1998          1997(3)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $  14.40    $  20.09       $  17.34      $  15.03       $ 10.74        $ 10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                0.06        0.13           0.13          0.16          0.15           0.08
Net realized and unrealized gains (losses)          (1.50)      (4.42)          2.85          2.49          4.80           0.74
  Total Income (Loss) from Investment
   Operations                                       (1.44)      (4.29)          2.98          2.65          4.95           0.82
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                        (0.06)      (0.13)         (0.13)        (0.17)        (0.15)         (0.07)
  From net realized gains                              -        (1.27)         (0.10)        (0.17)        (0.51)         (0.01)
   Total Distributions Paid                         (0.06)      (1.40)         (0.23)        (0.34)        (0.66)         (0.08)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $  12.90    $  14.40       $  20.09      $  17.34       $ 15.03        $ 10.74
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                     (9.99)%    (21.93)%        17.27%        17.78%        47.11%          8.21%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period          $422,819    $441,784       $545,607      $169,062       $93,907        $35,840
Ratio to average net assets of:(2)
  Expenses, net of waivers and reimbursements        0.55%       0.55%          0.55%         0.55%         0.55%          0.55%
  Expenses, before waivers and
   reimbursements                                    0.91%       0.90%          0.93%         1.00%         1.18%          2.23%
  Net investment income, net of waivers and
   reimbursements                                    0.91%       0.74%          0.77%         1.10%         1.23%          1.92%
  Net investment income, before waivers and
   reimbursements                                    0.55%       0.39%          0.39%         0.65%         0.60%          0.24%
Portfolio Turnover Rate                              1.57%      11.15%         12.01%         2.46%        32.06%         64.94%
------------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.
(3) COMMENCED INVESTMENT OPERATIONS ON OCTOBER 7, 1996.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 21 EQUITY FUNDS

EQUITY FUNDS


                                                                              TECHNOLOGY FUND
                                                 SIX MONTHS
                                                    ENDED       YEAR          YEAR           YEAR           YEAR          PERIOD
                                                  SEPT. 30,     ENDED         ENDED          ENDED          ENDED         ENDED
                                                    2001       MAR. 31,      MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,
SELECTED PER SHARE DATA                         (UNAUDITED)      2001          2000           1999           1998         1997(3)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $  13.02    $  65.81     $    29.99      $  17.11      $  11.95        $ 10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment (loss)                               (0.07)         -             -              -             -              -
Net realized and unrealized gains (losses)          (3.47)     (40.28)         41.56         13.55          6.06           2.10
  Total Income (Loss) from Investment
   Operations                                       (3.54)     (40.28)         41.56         13.55          6.06           2.10
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net realized gains                              -       (12.51)         (5.74)        (0.67)        (0.90)         (0.15)
   Total Distributions Paid                            -       (12.51)         (5.74)        (0.67)        (0.90)         (0.15)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $   9.48    $  13.02     $    65.81      $  29.99      $  17.11        $ 11.95
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                    (27.19)%    (66.87)%       154.28%        79.97%        52.62%         20.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period          $510,817    $771,439     $2,842,750      $343,709      $104,389        $43,754
Ratio to average net assets of:(2)
  Expenses, net of waivers and reimbursements        1.25%       1.25%          1.25%         1.23%         1.25%          1.25%
  Expenses, before waivers and
   reimbursements                                    1.54%       1.51%          1.50%         1.53%         1.59%          2.02%
  Net investment income, net of waivers and
   reimbursements                                   (0.93)%     (0.74)%        (1.05)%       (0.87)%       (0.96)%        (0.75)%
  Net investment income, before waivers and
   reimbursements                                   (1.22)%     (1.00)%        (1.30)%       (1.17)%       (1.30)%        (1.52)%
Portfolio Turnover Rate                              43.52%     180.30%        156.37%        61.01%        74.75%         67.89%
------------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN A FULL YEAR.
(3) COMMENCED INVESTMENT OPERATIONS ON APRIL 1, 1996.

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 22 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

GLOBAL COMMUNICATIONS FUND

                                                     NUMBER       VALUE
                                                   OF SHARES     (000S)
COMMON STOCKS - 79.1%

ADVERTISING - 1.7%
  Omnicom Group, Inc.                                 4,000     $   260
--------------------------------------------------------------------------
COMPUTERS - 1.3%
  Brocade Communications System, Inc.*                4,000          56
  Sun Microsystems, Inc.*                            17,000         141
--------------------------------------------------------------------------
                                                                    197
--------------------------------------------------------------------------
INTERNET - 1.2%
  Riverstone Networks, Inc.*                         35,000         184
--------------------------------------------------------------------------
MEDIA - 23.9%
  AOL Time Warner, Inc.*                             15,500         513
  Cablevision Systems Corp. - Rainbow Media Group*   10,000         203
  Cablevision Systems Corp., Class A*                10,000         409
  Clear Channel Communications, Inc.*                10,000         397
  Comcast Corp., Class A                             10,000         359
  COX Radio, Inc., Class A*                          10,000         202
  Disney (Walt) Co.                                   8,000         149
  Fox Entertainment Group, Inc., Class A*            15,000         286
  Hispanic Broadcasting Corp.*                       20,000         322
  Insight Communications*                            10,000         184
  USA Networks, Inc.*                                15,000         270
  Viacom, Inc., Class B*                             10,000         345
  Westwood One, Inc.*                                 5,000         111
--------------------------------------------------------------------------
                                                                  3,750
--------------------------------------------------------------------------
SEMICONDUCTORS - 9.3%
  Analog Devices, Inc.*                               9,000         294
  Broadcom Corp.*                                     4,000          81
  Linear Technology Corp.                             8,000         262
  Maxim Integrated Products*                          6,000         210
  Texas Instruments, Inc.                            15,000         375
  Triquint Semiconductor, Inc.*                      15,000         240
--------------------------------------------------------------------------
                                                                  1,462
--------------------------------------------------------------------------
SOFTWARE - 1.0%
  Enterasys Networks, Inc.*                          25,000         161
--------------------------------------------------------------------------
TELECOMMUNICATIONS - 40.7%
  America Movil SA de CV                             33,000         489
  AT&T Wireless Services, Inc.*                      24,000         359
  Broadwing, Inc.                                    10,000         161
  China Unicom Ltd.*                                100,000         108
  China Unicom Ltd. ADR*                              5,163          56
  Cisco Systems, Inc.*                               27,810         339
  Global Crossing Ltd.*                              25,000          45
  Leap Wireless International, Inc.*                 19,000         298
  Lucent Technologies, Inc.*                         37,500         215

                                                    NUMBER     VALUE
                                                    OF SHARES  (000S)
COMMON STOCKS - 79.1% - (CONTINUED)

TELECOMMUNICATIONS - 40.7% - (CONTINUED)
  Motorola, Inc.                                     35,000     $   546
  Nextel Communications, Inc., Class A*              16,000         138
  Nokia OYJ ADR                                      20,000         313
  NTT DoCoMo, Inc.                                       16         216
  QUALCOMM, Inc.*                                     6,000         285
  Qwest Communications International, Inc.            7,000         117
  RF Micro Devices, Inc.*                            22,000         365
  SBC Communications, Inc.                           12,000         565
  Scientific-Atlanta, Inc.                           10,000         176
  Sprint Corp. (PCS Group)*                          35,000         920
  Triton PCS Holdings, Inc., Class A*                 5,000         190
  Verizon Communications, Inc.                        9,000         487
--------------------------------------------------------------------------
                                                                  6,388
--------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------
(COST $19,807)                                                   12,402

                                                   PRINCIPAL
                                                     AMOUNT       VALUE
                                                     (000S)       (000S)
SHORT-TERM INVESTMENTS - 21.0%

  Banque Bruxelles Lambert, Brussels,
   Eurodollar Time Deposit,
   3.38%, 10/1/01                                    $2,304       2,304
  FHLB Discount Note
   2.75%, 10/1/01                                       996         996
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------
(COST $3,300)                                                     3,300

--------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.1%
--------------------------------------------------------------------------
(COST $23,107)                                                   15,702
  Liabilities less Other Assets - (0.1)%                            (16)
--------------------------------------------------------------------------
NET ASSETS - 100.0%                                             $15,686


 *  NON-INCOME PRODUCING SECURITY.

SEE NOTES TO THE FINANCIAL STATEMENTS.

NORTHERN FUNDS SEMIANNUAL REPORT 23 EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

GROWTH EQUITY FUND


                                                     NUMBER       VALUE
                                                   OF SHARES      (000S)
COMMON STOCKS - 98.4%
ADVERTISING - 0.7%
  Lamar Advertising Co.  *                          200,000     $ 6,064
--------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.5%
  Lockheed Martin Corp.                              25,779       1,128
  United Technologies Corp.                         232,200      10,797
--------------------------------------------------------------------------
                                                                 11,925
--------------------------------------------------------------------------
AIRLINES - 0.9%
  Southwest Airlines Co.                            489,000       7,257
--------------------------------------------------------------------------
BANKS - 0.8%
  Wells Fargo & Co.                                 150,600       6,694
--------------------------------------------------------------------------
BIOTECHNOLOGY - 0.7%
  Amgen, Inc.  *                                     92,000       5,407
--------------------------------------------------------------------------
BUILDING MATERIALS - 1.1%
  Masco Corp.                                       418,400       8,552
--------------------------------------------------------------------------
COMMERCIAL SERVICES - 0.8%
  Affiliated Computer Services, Inc., Class A  *     81,600       6,643
--------------------------------------------------------------------------
COMPUTERS - 2.4%
  Compaq Computer Corp.                             148,800       1,236
  EMC Corp.  *                                      165,000       1,939
  International Business Machines Corp.             149,000      13,753
  Sun Microsystems, Inc.  *                         327,200       2,706
--------------------------------------------------------------------------
                                                                 19,634
--------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 0.7%
  Avon Products, Inc.                               126,700       5,860
--------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 9.1%
  American Express Co.                              113,200       3,290
  Citigroup, Inc.                                   473,400      19,173
  Fannie Mae                                        151,600      12,137
  Freddie Mac                                       169,400      11,011
  Household International, Inc.                     280,400      15,809
  MBNA Corp.                                        179,500       5,437
  Merrill Lynch & Co., Inc.                          71,500       2,903
  Morgan Stanley Dean Witter & Co.                   78,000       3,615
--------------------------------------------------------------------------
                                                                 73,375
--------------------------------------------------------------------------
ELECTRIC - 1.3%
  Duke Energy Corp.                                 204,400       7,736
  NiSource, Inc.                                    113,419       2,644
--------------------------------------------------------------------------
                                                                 10,380
--------------------------------------------------------------------------
ELECTRONICS - 1.2%
  Flextronics International Ltd.  *                 160,000       2,647


                                                     NUMBER     VALUE
                                                   OF SHARES    (000S)
COMMON STOCKS - 98.4% (CONTINUED)

ELECTRONICS - 1.2% - (CONTINUED)
  Sanmina Corp.  *                                  261,000     $ 3,544
  Solectron Corp.  *                                306,000       3,565
--------------------------------------------------------------------------
                                                                  9,756
--------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 1.1%
  International Paper Co.                           247,500       8,613
--------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 5.8%
  Baxter International, Inc.                        307,600      16,933
  Henry Schein, Inc.  *                             160,500       6,195
  Johnson & Johnson                                 261,600      14,493
  Patterson Dental Co.  *                           254,200       9,370
--------------------------------------------------------------------------
                                                                 46,991
--------------------------------------------------------------------------
HEALTHCARE-SERVICES - 2.7%
  HCA, Inc.                                         167,200       7,409
  Tenet Healthcare Corp.  *                         234,200      13,970
--------------------------------------------------------------------------
                                                                 21,379
--------------------------------------------------------------------------
INSURANCE - 4.4%
  American International Group, Inc.                222,150      17,327
  Gallagher (Arthur J.) & Co.                       182,000       6,161
  Marsh & McLennan Cos., Inc.                        64,600       6,247
  MBIA, Inc.                                        118,000       5,900
--------------------------------------------------------------------------
                                                                 35,635
--------------------------------------------------------------------------
LODGING - 0.6%
  Starwood Hotels & Resorts Worldwide, Inc.         205,000       4,510
--------------------------------------------------------------------------
MEDIA - 5.1%
  AOL Time Warner, Inc.  *                          382,400      12,657
  Clear Channel Communications, Inc.  *             149,700       5,951
  Comcast Corp., Class A  *                         235,500       8,447
  USA Networks, Inc.  *                             404,400       7,271
  Viacom, Inc., Class B  *                          203,500       7,021
--------------------------------------------------------------------------
                                                                 41,347
--------------------------------------------------------------------------
MINING - 0.9%
  Alcoa, Inc.                                       246,600       7,647
--------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 7.6%
  Danaher Corp.                                     208,000       9,813
  General Electric Co.                              725,400      26,985
  Minnesota Mining & Manufacturing Co.               86,100       8,472
  Tyco International Ltd.                           344,300      15,666
--------------------------------------------------------------------------
                                                                 60,936
--------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 24 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                     NUMBER      VALUE
                                                   OF SHARES     (000S)

COMMON STOCKS - 98.4% (CONTINUED)

OIL & GAS PRODUCERS - 4.2%
  Chevron Corp.  *                                  100,400     $ 8,509
  Ensco International, Inc.                         191,900       2,805
  Exxon Mobil Corp.                                 283,300      11,162
  Noble Drilling Corp.  *                           155,100       3,722
  Royal Dutch Petroleum Co. ADR                     158,700       7,975
------------------------------------------------------------------------
                                                                 34,173
------------------------------------------------------------------------
OIL & GAS SERVICES - 0.8%
  Schlumberger Ltd.                                 139,000       6,352
--------------------------------------------------------------------------
PHARMACEUTICALS - 8.9%
  American Home Products Corp.                      113,900       6,634
  Forest Laboratories, Inc., Class A  *             131,800       9,508
  King Pharmaceuticals, Inc.  *                     184,000       7,719
  Merck & Co., Inc.                                 169,500      11,289
  Pfizer, Inc.                                      580,100      23,262
  Pharmacia Corp.                                   205,300       8,327
  Schering-Plough Corp.                             125,525       4,657
--------------------------------------------------------------------------
                                                                 71,396
--------------------------------------------------------------------------
PIPELINES - 1.5%
  El Paso Corp.                                     141,700       5,888
  Enron Corp.                                       214,300       5,835
--------------------------------------------------------------------------
                                                                 11,723
--------------------------------------------------------------------------
REITS - 1.1%
  AvalonBay Communities, Inc.                        88,500       4,226
  Equity Office Properties Trust                    135,500       4,336
--------------------------------------------------------------------------
                                                                  8,562
--------------------------------------------------------------------------
RETAIL - 8.5%
  Home Depot (The), Inc.                            423,800      16,261
  Kohl's Corp.  *                                    93,300       4,479
  Target Corp.                                      208,000       6,604
  TJX Cos., Inc.                                    274,600       9,034
  Wal-Mart Stores, Inc.                             435,800      21,572
  Walgreen Co.                                      306,700      10,560
--------------------------------------------------------------------------
                                                                 68,510
--------------------------------------------------------------------------
SAVINGS & LOANS - 1.7%
  Washington Mutual, Inc.                           352,800      13,576
--------------------------------------------------------------------------
SEMICONDUCTORS - 4.1%
  Applied Materials, Inc.  *                         98,000       2,787
  Intel Corp.                                       747,800      15,285
  Linear Technology Corp.                           186,800       6,127
  Teradyne, Inc.  *                                 247,200       4,821

                                                    NUMBER        VALUE
                                                   OF SHARES      (000S)
COMMON STOCKS - 98.4% (CONTINUED)

SEMICONDUCTORS - 4.1% -(CONTINUED)
  Texas Instruments, Inc.                           172,100     $ 4,299
--------------------------------------------------------------------------
                                                                 33,319
--------------------------------------------------------------------------
SOFTWARE - 4.8%
  Fiserv, Inc.  *                                   371,250      12,697
  Microsoft Corp.  *                                513,800      26,291
--------------------------------------------------------------------------
                                                                 38,988
--------------------------------------------------------------------------
TELECOMMUNICATIONS - 8.6%
  BellSouth Corp.                                   277,100      11,514
  Cisco Systems, Inc.  *                            660,800       8,049
  Corning, Inc.                                     165,900       1,463
  Motorola, Inc.                                    385,500       6,014
  Nortel Networks Corp.                             398,100       2,233
  SBC Communications, Inc.                          336,200      15,842
  Sprint Corp. (PCS Group)  *                       236,000       6,204
  Verizon Communications, Inc.                      256,400      13,874
  WorldCom, Inc. (WorldCom Group)  *                261,800       3,937
--------------------------------------------------------------------------
                                                                 69,130
--------------------------------------------------------------------------
TOBACCO - 3.9%
  Philip Morris Cos., Inc.                          514,700      24,855
  UST, Inc.                                         190,500       6,324
--------------------------------------------------------------------------
                                                                 31,179
--------------------------------------------------------------------------
TRANSPORTATION - 0.9%
  Expeditors International Washington, Inc.         155,600       7,368
--------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------
(COST $799,488)                                                 792,881

OTHER - 1.2%
  Midcap SPDR Trust Series 1                        121,800       9,640
--------------------------------------------------------------------------
TOTAL OTHER (COST $11,280)                                        9,640

                                                   PRINCIPAL
                                                    AMOUNT        VALUE
                                                    (000S)        (000S)
SHORT-TERM INVESTMENT - 0.0%
  Banque Bruxelles Lambert, Brussels,
    Eurodollar Time Deposit,
    3.38%, 10/1/01                                  $    65          65
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT (COST $65)                               65
--------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.6%
--------------------------------------------------------------------------
(COST $810,833)                                                 802,586
  Other Assets less Liabilities - 0.4%                            3,130
--------------------------------------------------------------------------
NET ASSETS - 100.0%                                            $805,716

*  NON-INCOME PRODUCING SECURITY.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 25 EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

GROWTH OPPORTUNITIES FUND

                                                     NUMBER      VALUE
                                                   OF SHARES     (000S)
COMMON STOCKS - 95.1%
AEROSPACE/DEFENSE - 2.7%
  Lockheed Martin Corp.                              24,700      $1,081
--------------------------------------------------------------------------
BANKS - 2.8%
  Fifth Third Bancorp                                10,000         615
  Republic Bancorp, Inc.                             34,000         486
--------------------------------------------------------------------------
                                                                  1,101
--------------------------------------------------------------------------
BEVERAGES - 1.4%
  Coca-Cola (The) Co.                                11,500         539
--------------------------------------------------------------------------
BUILDING MATERIALS - 1.0%
  Masco Corp.                                        20,000         409
--------------------------------------------------------------------------
CHEMICALS - 1.1%
  OM Group, Inc.                                      8,000         440
--------------------------------------------------------------------------
COMMERCIAL SERVICES - 4.1%
  Affiliated Computer Services, Inc., Class A  *     10,000         814
  Career Education Corp.  *                          15,000         825
--------------------------------------------------------------------------
                                                                  1,639
--------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 1.6%
   Avon Products, Inc.                               13,500         624
--------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 5.6%
   Fannie Mae                                         8,500         681
   Financial Federal Corp.  *                        24,000         588
   Household International, Inc.                     17,000         958
--------------------------------------------------------------------------
                                                                  2,227
--------------------------------------------------------------------------
ENTERTAINMENT - 1.3%
   Argosy Gaming Co.  *                              20,000         524
--------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 1.9%
  Stericycle, Inc.  *                                18,002         750
--------------------------------------------------------------------------
FOOD - 6.4%
  American Italian Pasta Co., Class A  *             18,000         778
  McCormick & Co., Inc.                              12,500         573
  Performance Food Group Co.  *                      16,000         456
  Suiza Foods Corp.  *                               12,000         758
--------------------------------------------------------------------------
                                                                  2,565
--------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 8.5%
  Datascope Corp.                                    16,500         640
  Henry Schein, Inc.  *                              17,000         656
  ICU Medical, Inc.  *                               19,500         780
  Johnson & Johnson                                  14,000         775
  Resmed, Inc.  *                                    11,000         559
--------------------------------------------------------------------------
                                                                  3,410
--------------------------------------------------------------------------

HEALTHCARE-SERVICES - 5.7%
  Apria Healthcare Group, Inc.  *                    20,000       $ 518
  Triad Hospitals, Inc.  *                           15,000         531
  Unilab Corp.                                       21,650         600
  UnitedHealth Group, Inc.                            9,500         632
--------------------------------------------------------------------------
                                                                  2,281
--------------------------------------------------------------------------
INSURANCE - 3.0%
  Brown & Brown, Inc.                                10,500         547
  Everest Re Group Ltd.                              10,000         647
--------------------------------------------------------------------------
                                                                  1,194
--------------------------------------------------------------------------
INVESTMENT COMPANIES - 1.4%
  Allied Capital Corp.                               25,000         569
--------------------------------------------------------------------------
MEDIA - 1.2%
  Charter Communications, Inc.  *                    39,400         488
--------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 2.2%
  Aptargroup, Inc.                                   13,000         413
  Tyco International Ltd.                            10,000         455
--------------------------------------------------------------------------
                                                                    868
--------------------------------------------------------------------------
OIL & GAS - 1.5%
  Remington Oil & Gas Corp.  *                       46,000         602
--------------------------------------------------------------------------
OIL & GAS PRODUCERS - 5.0%
  Anadarko Petroleum Corp.                           13,400         644
  Chevron Corp.  *                                    7,200         610
  XTO Energy, Inc.                                   52,000         726
--------------------------------------------------------------------------
                                                                  1,980
--------------------------------------------------------------------------
PACKAGING & CONTAINERS - 1.4%
  Packaging Corp. of America  *                      35,000         541
--------------------------------------------------------------------------
PHARMACEUTICALS - 10.8%
  AdvancePCS  *                                       5,946         427
  Bristol-Myers Squibb Co.                           13,300         739
  Cardinal Health, Inc.                               6,125         453
  Cephalon, Inc.  *                                  12,000         599
  D&K Healthcare Resources, Inc.                     17,500         838
  Impax Laboratories, Inc.  *                        33,000         432
  K-V Pharmaceutical Co., Class A  *                 30,000         811
--------------------------------------------------------------------------
                                                                  4,299
--------------------------------------------------------------------------
RETAIL - 8.1%
  Kohl's Corp.  *                                    10,500         504
  Lowe's Cos., Inc.                                  13,500         427
  Office Depot, Inc.  *                              59,000         803
  School Specialty, Inc.  *                          30,000         917

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 26 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                    NUMBER        VALUE
                                                   OF SHARES      (000S)
--------------------------------------------------------------------------
COMMON STOCKS - 95.1% - (CONTINUED)
RETAIL - 8.1% - (CONTINUED)
  Target Corp.                                       18,400      $  584
--------------------------------------------------------------------------
                                                                  3,235
--------------------------------------------------------------------------
SAVINGS & LOANS - 1.2%
  Commercial Federal Corp.                           20,000         485
--------------------------------------------------------------------------
SEMICONDUCTORS - 6.4%
  Applied Materials, Inc.  *                         17,000         484
  Entegris, Inc.  *                                   5,428          43
  Genesis Microchip, Inc.  *                         16,000         450
  Intel Corp.                                        21,000         429
  NVIDIA Corp.  *                                    13,000         357
  Semtech Corp.  *                                   19,000         539
  Zoran Corp.  *                                     11,000         267
--------------------------------------------------------------------------
                                                                  2,569
--------------------------------------------------------------------------
SOFTWARE - 5.9%
  Activision, Inc.  *                                20,000         545
  Choicepoint, Inc.  *                               19,000         791
  Microsoft Corp.  *                                  9,500         486
  Midway Games, Inc.  *                              44,500         539
--------------------------------------------------------------------------
                                                                  2,361
--------------------------------------------------------------------------
STORAGE/WAREHOUSING - 1.3%
  Mobile Mini, Inc.  *                               20,000         519
--------------------------------------------------------------------------
TOBACCO - 1.6%
  Philip Morris Cos., Inc.                           13,300         642
--------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------
(COST $38,352)                                                   37,942

                                                     NUMBER        VALUE
                                                    OF SHARES      (000S)
OTHER - 2.0%
  iShares Russell 2000 Value Index Fund               7,000         783
--------------------------------------------------------------------------
TOTAL OTHER
--------------------------------------------------------------------------
(COST $888)                                                         783

                                                   PRINCIPAL
                                                    AMOUNT        VALUE
                                                    (000S)        (000S)
SHORT-TERM INVESTMENT - 1.7%
  Banque Bruxelles Lambert, Brussels,
    Eurodollar Time Deposit,
    3.38%, 10/1/01                                    $ 687     $   687
--------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------
  (COST $687)                                                       687

--------------------------------------------------------------------------
  TOTAL INVESTMENTS - 98.8%
--------------------------------------------------------------------------
  (COST $39,927)                                                 39,412
    Other Assets less Liabilities - 1.2%                            473
--------------------------------------------------------------------------
  NET ASSETS - 100.0%                                           $39,885

 *  NON-INCOME PRODUCING SECURITY.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 27 EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

INCOME EQUITY FUND


                                                     NUMBER      VALUE
                                                   OF SHARES     (000S)
COMMON STOCKS - 14.8%
AUTO MANUFACTURERS - 0.3%
  General Motors Corp.                               10,000     $   429
--------------------------------------------------------------------------
BANKS - 2.0%
  Bank of America Corp.                              30,000       1,752
  Bank One Corp.                                     50,000       1,573
--------------------------------------------------------------------------
                                                                  3,325
--------------------------------------------------------------------------
BEVERAGES - 0.7%
  Coca-Cola (The) Co.                                25,000       1,171
--------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.7%
  Citigroup, Inc.                                    30,000       1,215
--------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.7%
  Black & Decker Corp.                               35,000       1,092
--------------------------------------------------------------------------
INSURANCE - 0.7%
  Lincoln National Corp.                             23,957       1,117
--------------------------------------------------------------------------
INVESTMENT COMPANIES - 1.1%
  Alliance Capital Management Holding L.P.           40,000       1,828
--------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 0.8%
  Tyco International Ltd.                            30,000       1,365
--------------------------------------------------------------------------
PHARMACEUTICALS - 1.8%
  Bristol-Myers Squibb Co.                           20,000       1,111
  Elan Corp. PLC  *                                  40,000       1,938
--------------------------------------------------------------------------
                                                                  3,049
--------------------------------------------------------------------------
REITS - 2.3%
  Archstone Communities Trust                        62,270       1,625
  Boston Properties, Inc.                            30,000       1,144
  ProLogis Trust                                     51,280       1,082
--------------------------------------------------------------------------
                                                                  3,851
--------------------------------------------------------------------------
RETAIL - 1.3%
  Target Corp.                                       40,000       1,270
  TJX Cos., Inc.                                     25,000         823
--------------------------------------------------------------------------
                                                                  2,093
--------------------------------------------------------------------------
SOFTWARE - 0.5%
  Microsoft Corp.  *                                 15,000         768
--------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.7%
  Verizon Communications, Inc.                       23,000       1,245
--------------------------------------------------------------------------
TOBACCO - 1.2%
  Philip Morris Cos., Inc.                           42,000       2,028
--------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------
(COST $25,665)                                                   24,576

                                                    NUMBER        VALUE
                                                   OF SHARES      (000S)
CONVERTIBLE PREFERRED STOCKS - 30.2%
AEROSPACE/DEFENSE - 1.1%
  Raytheon Co.                                       30,000     $ 1,803
--------------------------------------------------------------------------
COMMERCIAL SERVICES - 1.8%
  United Rentals Trust I                            100,000       2,988
--------------------------------------------------------------------------
COMPUTERS - 1.8%
  Electronic Data System Corp.                       60,000       3,060
--------------------------------------------------------------------------
ELECTRIC - 2.3%
  Utilicorp United, Inc.                            125,000       3,812
--------------------------------------------------------------------------
FOOD - 4.2%
  Suiza Capital Trust II                            150,000       6,919
--------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 1.1%
  International Paper Capital Trust                  40,000       1,760
--------------------------------------------------------------------------
HOUSEWARES - 1.8%
  Newell Financial Trust I                           84,000       3,034
--------------------------------------------------------------------------
INSURANCE - 1.1%
  Metlife Capital Trust I                            20,000       1,863
--------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 2.6%
  Cummins Capital Trust I (1)                        95,000       4,370
--------------------------------------------------------------------------
OIL & GAS PRODUCERS - 2.3%
  Pogo Trust I                                       25,000       1,356
  Unocal Capital Trust                               50,000       2,375
--------------------------------------------------------------------------
                                                                  3,731
--------------------------------------------------------------------------
OIL & GAS SERVICES - 0.6%
  Weatherford International, Inc.                    25,000         972
--------------------------------------------------------------------------
PHARMACEUTICALS - 1.2%
  Express Scripts Exchange Trust  *                  20,000       2,020
--------------------------------------------------------------------------
REITS - 0.6%
  Rouse Co.                                          25,000         938
--------------------------------------------------------------------------
RETAIL - 0.3%
  Wendy's Financing, Series A                        10,000         545
--------------------------------------------------------------------------
SAVINGS & LOANS - 4.0%
  Sovereign Bancorp                                  75,000       4,369
  Washington Mutual, Inc.                            40,000       2,230
--------------------------------------------------------------------------
                                                                  6,599
--------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.0%
  Sprint Corp. (FON Group)  *                       120,000       3,264
--------------------------------------------------------------------------
TRANSPORTATION - 1.4%
  Union Pacific Capital Trust                        50,000       2,250
--------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
--------------------------------------------------------------------------
(COST $46,727)                                                   49,928

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 28 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                   PRINCIPAL
                                                    AMOUNT      VALUE
                                                    (000S)      (000S)
CONVERTIBLE BONDS - 40.2%
ADVERTISING - 0.8%
  Omnicom Group, Inc.,
    2.25%, 1/6/13                                   $ 1,000     $ 1,356
--------------------------------------------------------------------------
APPAREL - 0.6%
  Reebok International Ltd., (1)
    4.25%, 3/1/21                                     1,000         939
--------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 1.2%
  Magna International, Inc.,
    4.88%, 2/15/05                                    2,000       2,011
--------------------------------------------------------------------------
BUILDING MATERIALS - 1.6%
  Lowe's Cos., Inc., (1)
    0.00%, 2/16/21                                    4,000       2,670
--------------------------------------------------------------------------
COMMERCIAL SERVICES - 1.9%
  CUC International, Inc.,
    3.00%, 2/15/02                                    1,000         987
  Service Corp. International,
    6.75%, 6/22/08                                    2,000       2,189
--------------------------------------------------------------------------
                                                                  3,176
--------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 0.6%
  Avon Products, (1)
    0.00%, 7/12/20                                    2,000       1,041
--------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
  Burr-Brown Corp.,
    4.25%, 2/15/07                                    1,000       1,035
--------------------------------------------------------------------------
ELECTRONICS - 1.8%
  Solectron Corp.,
    0.00%, 5/8/20                                     6,000       3,031
--------------------------------------------------------------------------
HEALTHCARE-SERVICES - 0.8%
  Universal Health Services, Inc.,
    0.43%, 6/23/20                                    2,000       1,254
--------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.7%
  American Greetings, (1)
    7.00%, 7/15/06                                    1,000       1,128
--------------------------------------------------------------------------
LEISURE TIME - 0.5%
  Royal Caribbean Cruises,
    0.00%, 2/2/21                                     3,000         887
--------------------------------------------------------------------------
LODGING - 0.5%
  Hilton Hotels Corp.,
    5.00%, 5/15/06                                    1,000         875
--------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.4%
  Briggs & Stratton, (1)
    5.00%, 5/15/06                                    2,500       2,356
--------------------------------------------------------------------------
CONVERTIBLE BONDS - 40.2% - (CONTINUED)
MEDIA - 1.7%
  Clear Channel Communications, Inc.,
    2.63%, 4/1/03                                   $ 2,000     $ 1,999
  Viacom, Inc. (Class B),
    3.25%, 3/15/31 (1)                                1,000         782
--------------------------------------------------------------------------
                                                                  2,781
--------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 0.5%
  Tyco International Ltd., (1)
    0.00%, 11/17/20                                   1,000         729
--------------------------------------------------------------------------
OIL & GAS PRODUCERS - 3.3%
  Devon Energy Corp.,
    4.90%, 8/15/08                                    2,000       2,014
  Loews Corp.,
    3.13%, 9/15/07                                    4,000       3,406
--------------------------------------------------------------------------
                                                                  5,420
--------------------------------------------------------------------------
PHARMACEUTICALS - 2.1%
  Amerisource Health Corp., (1)
    5.00%, 12/1/07                                    1,000       1,559
  IVAX Corp.,
    5.50%, 5/15/07 (1)                                1,000       1,010
    4.50%, 5/15/08 (1)                                1,000         845
--------------------------------------------------------------------------
                                                                  3,414
--------------------------------------------------------------------------
REAL ESTATE - 1.3%
  EOP Operating L.P.,
    7.25%, 11/15/08                                   2,000       2,144
--------------------------------------------------------------------------
RETAIL - 6.2%
  Barnes & Noble, (1)
    5.25%, 3/15/09                                    3,000       3,977
  Costco Wholesale Corp.,
    0.00%, 8/19/17                                    1,500       1,253
  Kohls Corp., (1)
    0.00%, 6/12/20                                    4,000       2,344
  TJX Cos., Inc., (1)
    0.00%, 2/13/21                                    4,000       2,690
--------------------------------------------------------------------------
                                                                 10,264
--------------------------------------------------------------------------
SEMICONDUCTORS - 4.4%
  Analog Devices, Inc., (1)
    10.75%, 10/1/05                                   1,000         921
  International Rectifier Corp.,
    4.25%, 7/15/07                                    4,000       3,071
  Kulicke & Soffa Industries, (1)
    5.25%, 8/15/06                                      500         449


SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 29 EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

INCOME EQUITY FUND (CONTINUED)


                                                   PRINCIPAL
                                                    AMOUNT       VALUE
                                                    (000S)       (000S)
CONVERTIBLE BONDS - 40.2% - (CONTINUED)
SEMICONDUCTORS - 4.4% - (CONTINUED)
  Lam Research Corp., (1)
    4.00%, 6/1/06                                   $ 1,500     $ 1,211
  LSI Logic Corp.,
    4.00%, 2/15/05                                    2,000       1,676
--------------------------------------------------------------------------
                                                                  7,328
--------------------------------------------------------------------------
SOFTWARE - 2.1%
  First Data Corp.,
    2.00%, 3/1/08                                     2,000       2,010
  Network Associates, Inc.,
    5.25%, 8/15/06 (1)                                  500         519
    0.00%, 2/13/18                                    2,000         887
--------------------------------------------------------------------------
                                                                  3,416
--------------------------------------------------------------------------
TELECOMMUNICATIONS - 3.1%
  Echostar Communications Corp.,
    4.88%, 1/1/07                                     3,000       2,393
  Motorola, Inc.,
    3.50%, 1/15/31 (1)                                1,000         772
    3.50%, 1/15/31                                    1,000         761
  Sprint Corp. (PCS Group),
    3.75%, 2/15/30                                    2,000       1,255
--------------------------------------------------------------------------
                                                                  5,181
--------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES - 1.9%
  Charter Communications, Inc.,
    5.75%, 10/15/05 (1)                               1,000         855
    5.75%, 10/15/05                                   1,000         855
    4.75%, 6/1/06                                     1,925       1,406
--------------------------------------------------------------------------
                                                                  3,116
--------------------------------------------------------------------------
TRANSPORTATION - 0.6%
  United Parcel Service,
    1.75%, 9/27/07                                    1,000         979
--------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
--------------------------------------------------------------------------
(COST $72,024)                                                   66,531

                                                   PRINCIPAL
                                                    AMOUNT      VALUE
                                                    (000S)      (000S)
SHORT-TERM INVESTMENTS - 15.1%
  Banque Bruxelles Lambert, Brussels,
    Eurodollar Time Deposit,
    3.38%, 10/1/01                                   $24,590     24,590

  FHLB Discount Note,
    2.75%, 10/1/01                                      405        405
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------
(COST $24,995)                                                   24,995
--------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.3%
--------------------------------------------------------------------------
(COST $169,411)                                                 166,030
  Liabilities less Other Assets - (0.3)%                           (448)
--------------------------------------------------------------------------
NET ASSETS - 100.0%                                            $165,582

(1) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE
    SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN
    TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT SEPTEMBER 30, 2001, THE VALUE OF THESE SECURITIES AMOUNTED TO APPROXIMATELY $31,167,000 OR 18.8% OF NET ASSETS.

 *  NON-INCOME PRODUCING SECURITY.

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 30 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

INTERNATIONAL GROWTH EQUITY FUND

                                                   NUMBER             VALUE
                                                 OF SHARES            (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.2%
AUSTRALIA - 2.9%
  AXA Asia Pacific Holdings Ltd.                 3,419,900      $      4,135
  Commonwealth Bank of Australia                   315,000             4,057
--------------------------------------------------------------------------------
                                                                       8,192
--------------------------------------------------------------------------------
CANADA - 3.3%
  Barrick Gold Corp.                               385,439             6,732
  Telus Corp.                                      224,588             2,552
--------------------------------------------------------------------------------
                                                                       9,284
--------------------------------------------------------------------------------
DENMARK - 2.9%
  Danske Bank A/S                                  232,400             3,644
  Vestas Wind Systems A/S                          152,352             4,534
--------------------------------------------------------------------------------
                                                                       8,178
--------------------------------------------------------------------------------
FINLAND - 1.1%
  Nokia OYJ                                        198,085             3,238
--------------------------------------------------------------------------------
FRANCE - 18.3%
  Aventis S.A.                                     102,594             7,783
  BNP Paribas                                       69,009             5,644
  Cie de Saint-Gobain                               41,984             5,773
  Credit Lyonnais S.A.                             169,543             5,345
  L'Oreal                                           88,781             6,121
  Orange S.A.                                      758,324             5,525
  Sanofi-Sythelabo S.A.                             84,018             5,471
  Thomson Mutimedia S.A.*                          165,686             3,244
  TotalFinaElf S.A.                                  8,052             1,082
  TotalFinaElf S.A. ADR                             81,784             5,524
--------------------------------------------------------------------------------
                                                                      51,512
--------------------------------------------------------------------------------
GERMANY - 2.9%
  Muenchener Rueckversicherungs A.G.                20,225             5,203
  RWE A.G.                                          71,737             2,881
--------------------------------------------------------------------------------
                                                                       8,084
--------------------------------------------------------------------------------
HONG KONG - 1.1%
  China Resources Enterprise Ltd.                3,400,000             2,964
--------------------------------------------------------------------------------
IRELAND - 1.7%
  Bank of Ireland                                  611,200             4,843
--------------------------------------------------------------------------------
ITALY - 2.2%
  ENI-Ente Nazionale Idorocarburi S.p.A.           495,128             6,146
--------------------------------------------------------------------------------
JAPAN - 19.8%
  Mitsubishi Estate Co. Ltd.                       329,000             3,264
  Mitsui & Co. Ltd.                                758,000             4,301
  NGK Insulators Ltd.                              698,000             5,349
  Nippon Sanso Corp.                             1,470,000             3,813
  Nippon Telecommunication Network Co.Ltd.          22,910             5,258
  NTT DoCoMo, Inc.                                     509             6,879
  Oki Electric Industry Co. Ltd.                   448,000             1,192
  Orix Corp.                                        19,900             1,662
  Sammy Corp.                                       99,200             3,581
  Secom Co. Ltd.                                   103,000             5,309
  Shohkoh Fund                                      37,290             3,756
  Takeda Chemical Industries Ltd.                  126,000             5,817
  Tokyo Gas Co. Ltd.                             1,661,000             5,466
--------------------------------------------------------------------------------
                                                                      55,647
--------------------------------------------------------------------------------
KOREA (REPUBLIC OF) - 1.4%
  Korea Telecom Corp. ADR                          209,000             3,823
--------------------------------------------------------------------------------
NETHERLANDS - 2.6%
  Koninklijke Ahold N.V.                           164,353             4,565
  TNT Post Group N.V.                              150,456             2,876
--------------------------------------------------------------------------------
                                                                       7,441
--------------------------------------------------------------------------------
NORWAY - 1.3%
  Telenor ASA                                    1,019,188             3,792
--------------------------------------------------------------------------------
PHILIPPINES - 0.9%
  Philippine Long Distance Telephone Co. ADR       281,800             2,663
--------------------------------------------------------------------------------
SPAIN - 4.8%
  ACS, Actividades de Construccion
    y Servicios S.A.                                99,975             2,403
  Banco Popular Espanol S.A.                       162,216             5,613
  Inditex S.A.*                                    322,709             5,437
--------------------------------------------------------------------------------
                                                                      13,453
--------------------------------------------------------------------------------
SWEDEN - 4.8%
  Hennes & Mauritz AB, Class B                     128,014             2,202
  Securitas AB                                     328,713             5,300
  Svenska Cellulosa AB                             274,208             5,963
--------------------------------------------------------------------------------
                                                                      13,465
--------------------------------------------------------------------------------
SWITZERLAND - 3.4%
  Compagnie Financiere Richemont A.G.                1,422             2,684
  Novartis                                         172,088             6,739
  Syngenta A.G. ADR*                                21,124               210
--------------------------------------------------------------------------------
                                                                       9,633
--------------------------------------------------------------------------------
UNITED KINGDOM - 22.8%
  Amersham PLC                                     583,654             4,971
  ARM Holdings PLC*                              1,602,951             5,519
  BAA PLC                                          417,749             3,315
  BP PLC                                           349,732             2,889
  British Land Co. PLC*                            864,569             5,337
  British Sky Broadcasting PLC                     510,581             4,431

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 31 EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

INTERNATIONAL GROWTH EQUITY FUND (CONTINUED)

                                                  NUMBER            VALUE
                                                 OF SHARES          (000S)
--------------------------------------------------------------------------------
UNITED KINGDOM - 22.8% - (CONTINUED)
  British Telecommunications PLC                 1,189,546      $      5,944
  Cadbury Schweppes PLC                            753,000             4,886
  CGNU PLC                                         385,900             4,761
  Great Universal Stores PLC                       374,008             2,968
  HSBC Holdings PLC                                278,560             2,935
  Imperial Tobacco Group PLC                       407,165             5,030
  Invensys PLC                                   1,940,699               998
  Lattice Group PLC                                988,529             2,267
  Reckitt Benckiser PLC                            344,219             4,948
  Reed International PLC                           348,070             2,872
--------------------------------------------------------------------------------
                                                                      64,071
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $308,024)                                                      276,429

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                                   (000S)          (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 1.3%
  Banque Bruxelles Lambert, Brussels,
    Eurodollar Time Deposit,
    3.38%, 10/1/01                               $   3,655             3,655
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $3,655)                                                          3,655

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.5%
--------------------------------------------------------------------------------
  (COST $311,679)                                                    280,084
     Other Assets less Liabilities - 0.5%                              1,350
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                             $    281,434

*NON-INCOME PRODUCING SECURITY.

At September 30, 2001, the International Growth Equity Fund's investments were diversified as follows:

INDUSTRY SECTOR                                                  PERCENTAGE
--------------------------------------------------------------------------------
Consumer Discretionary                                                11.3%
Consumer Staples                                                       9.3
Energy                                                                 5.7
Financials                                                            23.0
Health Care                                                           11.3
Industrials                                                           10.6
Information Technology                                                 3.6
Materials                                                             10.0
Telecommunication Services                                            11.3
Utilities                                                              3.9
--------------------------------------------------------------------------------
Total                                                                100.0%

At September 30, 2001, the International Growth Equity Fund's investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY                                        PERCENTAGE
European Euro                                                         33.6%
British Pound                                                         22.8
Japanese Yen                                                          19.8
All other currencies less than 5%                                     23.8
--------------------------------------------------------------------------------
Total                                                                100.0%

At September 30, 2001, International Growth Equity Fund had outstanding foreign currency contracts as follows:

                                          CONTRACT       CONTRACT
                                           AMOUNT          AMOUNT
                                           (LOCAL           (U.S.         UNREALIZED
CONTRACT                     DELIVERY     CURRENCY)       DOLLARS)        GAIN/LOSS)
  TYPE          CURRENCY       DATE        (000S)           (000S)          (000S)
------------------------------------------------------------------------------------
Buy               Euro       10/1/01         2,979        $ 2,749          $ (37)
                  British
Sell              Pound      10/1/01           926          1,365              4
                  Swiss
Buy               Francs     10/2/01         1,691          1,049             (3)
Sell              Euro       10/2/01         4,384          4,024             31
                  British
Sell              Pound      10/2/01         1,306          1,926              6
                  British
Buy               Pound      10/2/01         3,210          4,726             (8)
                  Japanese
Buy               Yen        10/2/01       230,392          1,926              7
------------------------------------------------------------------------------------
Total                                                                      $   -

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 32 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

INTERNATIONAL SELECT EQUITY FUND

                                                   NUMBER           VALUE
                                                 OF SHARES          (000S)
--------------------------------------------------------------------------------
AUSTRALIA - 2.0%
  Commonwealth Bank of Australia                   118,570      $     1,527
--------------------------------------------------------------------------------
CANADA - 1.2%
  Telus Corp.                                       84,690              962
--------------------------------------------------------------------------------
DENMARK - 2.6%
  Vestas Wind Systems A/S                           67,638            2,013
--------------------------------------------------------------------------------
FINLAND - 1.5%
  Nokia OYJ                                         68,701            1,123
--------------------------------------------------------------------------------
FRANCE - 13.6%
  Credit Lyonnais S.A.                              59,000            1,860
  L'Oreal                                           29,886            2,060
  Orange S.A.                                      326,007            2,375
  Sanofi-Sythelabo S.A.                             27,600            1,797
  Thomson Mutimedia S.A.*                           29,113              570
  TotalFinaElf S.A.                                 14,030            1,885
--------------------------------------------------------------------------------
                                                                     10,547
--------------------------------------------------------------------------------
GERMANY - 3.3%
  Muenchener Rueckversicherungs A.G.                 6,890            1,773
  RWE A.G.                                          19,750              793
--------------------------------------------------------------------------------
                                                                      2,566
--------------------------------------------------------------------------------
IRELAND - 2.1%
  Bank of Ireland                                  203,400            1,612
--------------------------------------------------------------------------------
ITALY - 2.9%
  ENI-Ente Nazionale Idorocarburi S.p.A.           183,562            2,279
--------------------------------------------------------------------------------
JAPAN - 26.3%
  EXEDY Corp.                                      196,000              956
  NGK Insulators Ltd.                              209,000            1,602
  Nippon Sanso Corp.                               668,000            1,733
  NTT DoCoMo, Inc.                                     172            2,324
  Obic Co. Ltd.                                     10,000            1,854
  Oki Electric Industry Co. Ltd.                   178,000              474
  Orix Corp.                                        22,000            1,837
  Sammy Corp.                                       34,200            1,217
  Secom Co. Ltd.                                    44,500            2,294
  Shohkoh Fund                                      15,110            1,522
  Takeda Chemical Industries Ltd.                   58,000            2,678
  Tokyo Gas Co. Ltd.                               572,000            1,882
--------------------------------------------------------------------------------
                                                                     20,373
--------------------------------------------------------------------------------
KOREA (REPUBLIC OF) - 2.0%
  Korea Telecom Corp. ADR                           84,235            1,541
--------------------------------------------------------------------------------
PHILIPPINES - 0.9%
  Philippine Long Distance Telephone Co. ADR        70,000      $       661
--------------------------------------------------------------------------------
SPAIN - 6.3%
  ACS, Actividades de Construccion
    y Servicios S.A.                                39,647              953
  Banco Popular Espanol S.A.                        62,601            2,166
  Inditex S.A.*                                    106,708            1,798
--------------------------------------------------------------------------------
                                                                      4,917
--------------------------------------------------------------------------------
SWEDEN - 4.6%
  Securitas AB                                      94,302            1,520
  Svenska Cellulosa AB                              92,870            2,020
--------------------------------------------------------------------------------
                                                                      3,540
--------------------------------------------------------------------------------
SWITZERLAND - 3.0%
  Novartis                                          59,117            2,315
--------------------------------------------------------------------------------
UNITED KINGDOM - 23.4%
  Amersham PLC                                     196,450            1,673
  ARM Holdings PLC*                                560,650            1,930
  BAA PLC                                          115,926              920
  Berkeley Group PLC                                90,000              774
  British Land Co. PLC*                            259,839            1,604
  British Sky Broadcasting PLC                     207,000            1,797
  British Telecommunications PLC                   281,411            1,406
  Cadbury Schweppes PLC                            300,000            1,947
  CGNU PLC                                         151,840            1,873
  Imperial Tobacco Group PLC                       156,845            1,938
  Invensys PLC                                     717,258              369
  Reckitt Benckiser PLC                            131,585            1,891
--------------------------------------------------------------------------------
                                                                     18,122
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $83,827)                                                       74,098

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 33 EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

INTERNATIONAL SELECT EQUITY FUND (CONTINUED)

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                   (000S)           (000S)
SHORT-TERM INVESTMENT - 4.3%
  Banque Bruxelles Lambert, Brussels,
    Eurodollar Time Deposit,
    3.38%, 10/1/01                               $   3,321      $    3,321
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
----------------------------------------------------------------------------
(COST $3,321)                                                        3,321

----------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.0%
----------------------------------------------------------------------------
(COST $87,148)                                                      77,419
  Other Assets less Liabilities - 0.0%                                   5
----------------------------------------------------------------------------
NET ASSETS - 100.0%                                             $   77,424

*NON-INCOME PRODUCING SECURITY.

At September 30, 2001, the International Select Equity Fund's investments were diversified as follows:

INDUSTRY SECTOR                                 PERCENTAGE
----------------------------------------------------------
Consumer Discretionary                                8.9%
Consumer Staples                                     10.7
Energy                                                5.7
Financials                                           21.4
Health Care                                          11.5
Industrials                                          11.0
Information Technology                                7.3
Materials                                             7.3
Telecommunication Services                           12.6
Utilities                                             3.6
----------------------------------------------------------
Total                                               100.0%

At September 30, 2001, the International Select Equity Fund's investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY                       PERCENTAGE
----------------------------------------------------------
European Euro                                        29.8%
Japanese Yen                                         26.3
British Pound                                        23.4
All other currencies less than 5%                    20.5
----------------------------------------------------------
Total                                               100.0%


At September 30, 2001, International Select Equity Fund had outstanding foreign currency contracts as follows:

                                          CONTRACT        CONTRACT
                                           AMOUNT          AMOUNT
                                           (LOCAL           (U.S.         UNREALIZED
CONTRACT                      DELIVERY     CURRENCY)       DOLLARS)        GAIN/LOSS)
  TYPE         CURRENCY        DATE        (000S)           (000S)          (000S)
-------------------------------------------------------------------------------------
Buy            Euro           10/1/01        820          $   757           $  (10)
               Japanese
Sell           Yen            10/1/01      1,403               12                0
               Japanese
Buy            Yen            10/2/01    133,560            1,135              (14)
               British
Sell           Pound          10/2/01         25               36                0
               British
Buy            Pound          10/2/01          8               12                0
               Swiss
Buy            Franc          10/2/01        551              342               (1)
-------------------------------------------------------------------------------------
Total                                                                       $  (25)

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 34 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

LARGE CAP VALUE FUND

                                                  NUMBER            VALUE
                                                 OF SHARES          (000S)
COMMON STOCK - 96.9%
AEROSPACE/DEFENSE - 3.0%
  Goodrich Corp.                                    55,000      $    1,071
  Northrop Grumman Corp.                            32,000           3,232
----------------------------------------------------------------------------
                                                                     4,303
----------------------------------------------------------------------------
AUTO MANUFACTURERS - 1.9%
  Ford Motor Co.                                   155,000           2,689
----------------------------------------------------------------------------
BANKS - 7.9%
  FleetBoston Financial Corp.                       80,000           2,940
  Mellon Financial Corp.                            93,000           3,007
  Wachovia Corp.                                    84,000           2,604
  Wells Fargo & Co.                                 65,000           2,889
----------------------------------------------------------------------------
                                                                    11,440
----------------------------------------------------------------------------
BUILDING MATERIALS - 1.6%
  Masco Corp.                                      111,000           2,269
----------------------------------------------------------------------------
CHEMICALS - 5.5%
  Dow Chemical (The) Co.                            92,000           3,014
  du Pont (E.I.) de Nemours & Co.                   70,000           2,626
  Rohm & Haas Co.                                   72,000           2,359
----------------------------------------------------------------------------
                                                                     7,999
----------------------------------------------------------------------------
COMPUTERS - 1.9%
  Hewlett-Packard Co.                              170,000           2,737
----------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 7.2%
  Avon Products, Inc.                               55,000           2,544
  Gillette Co.                                      89,000           2,652
  Kimberly-Clark Corp.                              43,000           2,666
  Procter & Gamble Co.                              36,000           2,620
----------------------------------------------------------------------------
                                                                    10,482
----------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 4.1%
  Morgan (J.P.) Chase & Co.                         86,000           2,937
  Morgan Stanley Dean Witter & Co.                  64,000           2,966
----------------------------------------------------------------------------
                                                                     5,903
----------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
  Emerson Electric Co.                              61,000           2,871
----------------------------------------------------------------------------
FOOD - 1.7%
  General Mills, Inc.                               54,000           2,457
----------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 2.3%
  International Paper Co.                           80,000           2,784
  Mead Corp.                                        20,000             554
----------------------------------------------------------------------------
                                                                     3,338
----------------------------------------------------------------------------
HAND/MACHINE TOOLS - 1.8%
  Snap-On, Inc.                                    115,000           2,568
----------------------------------------------------------------------------
HOME FURNISHINGS - 1.5%
  Whirlpool Corp.                                   40,000      $    2,214
----------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 1.7%
  Avery Dennison Corp.                              51,000           2,413
----------------------------------------------------------------------------
INSURANCE - 10.3%
  Allstate Corp.                                    93,000           3,474
  Hartford Financial Services Group, Inc.           50,000           2,937
  Lincoln National Corp.                            58,000           2,704
  Marsh & McLennan Cos., Inc.                       33,000           3,191
  SAFECO Corp.                                      85,000           2,578
----------------------------------------------------------------------------
                                                                    14,884
----------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 1.9%
  Caterpillar, Inc.                                 63,000           2,822
----------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.4%
  Deere & Co.                                       53,500           2,012
----------------------------------------------------------------------------
MEDIA - 2.0%
  McGraw-Hill Cos., Inc.                            50,000           2,910
----------------------------------------------------------------------------
MINING - 2.0%
  Alcoa, Inc.                                       94,000           2,915
----------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 5.6%
  Honeywell International, Inc.                    111,000           2,931
  Minnesota Mining & Manufacturing Co.              28,000           2,755
  Pall Corp.                                       123,000           2,392
----------------------------------------------------------------------------
                                                                     8,078
----------------------------------------------------------------------------
OIL & GAS PRODUCERS - 8.6%
  Conoco, Inc., Class B*                           107,000           2,711
  Phillips Petroleum Co.                            50,000           2,697
  Texaco, Inc.                                      42,000           2,730
  Unocal Corp.                                      73,000           2,372
  USX (Marathon Group)                              71,200           1,905
----------------------------------------------------------------------------
                                                                    12,415
----------------------------------------------------------------------------
OIL & GAS SERVICES - 0.4%
  Halliburton Co.                                   25,000             564
----------------------------------------------------------------------------
PHARMACEUTICALS - 4.0%
  American Home Products Corp.                      50,000           2,912
  Bristol-Myers Squibb Co.                          53,000           2,945
----------------------------------------------------------------------------
                                                                     5,857
----------------------------------------------------------------------------
PIPELINES - 4.5%
  El Paso Corp.                                     72,000           2,992
  Williams (The) Cos., Inc.                        127,000           3,467
----------------------------------------------------------------------------
                                                                     6,459
----------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 35 EQUITY FUNDS


EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

LARGE CAP VALUE FUND (CONTINUED)

                                                   NUMBER            VALUE
                                                 OF SHARES          (000S)
COMMON STOCKS - 96.9% - (CONTINUED)
RETAIL - 1.4%
  Nordstrom, Inc.                                  139,000      $    2,009
----------------------------------------------------------------------------
SAVINGS & LOANS - 1.8%
  Washington Mutual, Inc.                           67,000           2,578
----------------------------------------------------------------------------
TELECOMMUNICATIONS - 8.9%
  Alltel Corp.                                      59,000           3,419
  BellSouth Corp.                                   73,000           3,033
  SBC Communications, Inc.                          73,500           3,464
  Verizon Communications, Inc.                      55,000           2,976
----------------------------------------------------------------------------
                                                                    12,892
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
----------------------------------------------------------------------------
(COST $147,227)                                                    140,078


                                                 PRINCIPAL
                                                  AMOUNT             VALUE
                                                  (000S)             (000S)
SHORT-TERM INVESTMENT - 4.3%
  Banque Bruxelles Lambert, Brussels,
    Eurodollar Time Deposit,
    3.38%, 10/1/01                               $   6,292            6,292
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
----------------------------------------------------------------------------
(COST $6,292)                                                         6,292

----------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.2%
----------------------------------------------------------------------------
(COST $153,519)                                                     146,370
  Liabilities less Other Assets - (1.2)%                             (1,805)
----------------------------------------------------------------------------
NET ASSETS - 100.0%                                             $   144,565

*NON-INCOME PRODUCING SECURITY.

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 36 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

MID CAP GROWTH FUND

                                                  NUMBER            VALUE
                                                 OF SHARES          (000S)
ADVERTISING - 1.2%
  Lamar Advertising Co.*                           117,500      $     3,563
----------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.4%
  Lockheed Martin Corp.                            100,000            4,375
----------------------------------------------------------------------------
BANKS - 3.0%
  Fifth Third Bancorp                               86,000            5,287
  M&T Bank Corp.                                    13,789            1,021
  SunTrust Banks, Inc.                              42,000            2,797
----------------------------------------------------------------------------
                                                                      9,105
----------------------------------------------------------------------------
BIOTECHNOLOGY - 2.8%
  Biogen, Inc.*                                     35,000            1,945
  Enzon, Inc.*                                      30,000            1,530
  IDEC Pharmaceuticals Corp.*                       72,000            3,569
  Immunex Corp.*                                    75,000            1,401
----------------------------------------------------------------------------
                                                                      8,445
----------------------------------------------------------------------------
BUILDING MATERIALS - 1.5%
  American Standard Cos., Inc.*                     30,000            1,650
  Masco Corp.                                      150,000            3,066
----------------------------------------------------------------------------
                                                                      4,716
----------------------------------------------------------------------------
CHEMICALS - 1.7%
  Cabot Corp.                                       85,000            3,391
  Ecolab, Inc.                                      45,000            1,635
----------------------------------------------------------------------------
                                                                      5,026
----------------------------------------------------------------------------
COMMERCIAL SERVICES - 6.2%
  Affiliated Computer Services, Inc., Class A*      50,000            4,070
  Career Education Corp.*                           63,500            3,492
  Caremark Rx, Inc.*                               200,000            3,336
  Concord EFS, Inc.*                                33,500            1,640
  First Health Group Corp.*                        162,000            4,760
  Paychex, Inc.                                     50,000            1,576
----------------------------------------------------------------------------
                                                                     18,874
----------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 0.9%
  Avon Products, Inc.                               61,000            2,821
----------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 3.1%
  Countrywide Credit Industries, Inc.               50,000            2,196
  Heller Financial, Inc., Class A                   80,000            4,222
  Lehman Brothers Holdings, Inc.                    54,500            3,098
----------------------------------------------------------------------------
                                                                      9,516
----------------------------------------------------------------------------
ELECTRONICS - 4.3%
  Gentex Corp.*                                    100,000            2,389
----------------------------------------------------------------------------
ELECTRONICS - 4.3% - (CONTINUED)
  Mettler-Toledo International, Inc.*               62,500            2,634
  Microchip Technology, Inc.*                      125,000            3,350
  Parker-Hannifin Corp.                             45,000            1,543
  Waters Corp.*                                     93,000            3,327
----------------------------------------------------------------------------
                                                                     13,243
----------------------------------------------------------------------------
ENERGY-ALTERNATE SOURCES - 0.5%
  Mirant Corp.*                                     65,000            1,424
----------------------------------------------------------------------------
ENTERTAINMENT - 1.4%
  International Game Technology                     70,000            2,975
  Macrovision Corp.*                                50,000            1,420
----------------------------------------------------------------------------
                                                                      4,395
----------------------------------------------------------------------------
FOOD - 2.8%
  Performance Food Group Co.*                      150,000            4,279
  Suiza Foods Corp.*                                68,000            4,294
----------------------------------------------------------------------------
                                                                      8,573
----------------------------------------------------------------------------
GAS - 0.8%
  Sempra Energy                                    100,000            2,475
----------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 5.4%
  Biomet, Inc.                                     135,000            3,949
  Henry Schein, Inc.*                              100,000            3,860
  Thoratec Corp.*                                  100,000            1,654
  Varian Medical Systems, Inc.                      55,000            3,528
  Zimmer Holdings, Inc.*                           125,000            3,469
----------------------------------------------------------------------------
                                                                     16,460
----------------------------------------------------------------------------
HEALTHCARE-SERVICES - 5.1%
  Lincare Holdings, Inc.*                          150,000            3,985
  Quest Diagnostics, Inc.*                          87,500            5,399
  Tenet Healthcare Corp.*                           50,000            2,983
  Triad Hospitals, Inc.*                            90,000            3,186
----------------------------------------------------------------------------
                                                                     15,553
----------------------------------------------------------------------------
INSURANCE - 7.9%
  AFLAC, Inc.                                      115,000            3,105
  Everest Re Group Ltd.                             80,000            5,176
  Fidelity National Financial, Inc.                 60,000            1,613
  Gallagher (Arthur J.) & Co.                      151,500            5,128
  HCC Insurance Holdings, Inc.                     125,000            3,288
  PMI Group (The), Inc.                             30,000            1,872
  Radian Group, Inc.                               100,000            3,850
----------------------------------------------------------------------------
                                                                     24,032
----------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 37 EQUITY FUNDS


EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

MID CAP GROWTH FUND (CONTINUED)

                                                  NUMBER            VALUE
                                                 OF SHARES         (000S)
COMMON STOCKS - 95.9% - (CONTINUED)
INTERNET - 0.5%
  Symantec Corp.*                                   40,000      $     1,387
----------------------------------------------------------------------------
INVESTMENT COMPANIES - 1.5%
  Allied Capital Corp.                             196,309            4,466
----------------------------------------------------------------------------
LEISURE TIME - 0.4%
  P&O Princess Cruises PLC ADR                     100,000            1,325
----------------------------------------------------------------------------
MEDIA - 6.3%
  Cablevision Systems Corp. - Rainbow Media Group* 100,000            2,025
  COX Radio, Inc.*                                 100,000            2,017
  Fox Entertainment Group, Inc.*                   125,000            2,388
  Insight Communications Co., Inc.*                125,000            2,300
  Scholastic Corp.*                                125,000            5,437
  USA Networks, Inc.*                              165,000            2,967
  Westwood One, Inc.*                              100,000            2,225
----------------------------------------------------------------------------
                                                                     19,359
----------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 1.4%
  Aptargroup, Inc.                                 129,600            4,121
----------------------------------------------------------------------------
OIL & GAS PRODUCERS - 3.0%
  EOG Resources, Inc.                               90,000            2,603
  Noble Affiliates, Inc.                           102,550            3,178
  XTO Energy, Inc.                                 245,000            3,418
----------------------------------------------------------------------------
                                                                      9,199
----------------------------------------------------------------------------
OIL & GAS SERVICES - 0.3%
  Universal Compression Holdings, Inc.*             45,400            1,022
----------------------------------------------------------------------------
PACKAGING & CONTAINERS - 2.5%
  Packaging Corp. of America*                      285,000            4,403
  Pactiv Corp.*                                    230,000            3,333
----------------------------------------------------------------------------
                                                                      7,736
----------------------------------------------------------------------------
PHARMACEUTICALS - 9.5%
  AdvancePCS*                                       65,100            4,673
  Allergan, Inc.                                    50,000            3,315
  AmerisourceBergen Corp.*                          60,000            4,257
  Andrx Group*                                      50,000            3,246
  Biovail Corp.*                                    73,000            3,387
  Cephalon, Inc.*                                   65,000            3,242
  King Pharmaceuticals, Inc.*                       97,333            4,083
  Priority Healthcare Corp., Class B*              110,000            2,640
----------------------------------------------------------------------------
                                                                     28,843
----------------------------------------------------------------------------
PIPELINES - 1.2%
  Kinder Morgan, Inc.                               75,000            3,691
----------------------------------------------------------------------------
REITS - 0.5%
  Mack-Cali Realty Corp.                            52,500            1,628
----------------------------------------------------------------------------
RETAIL - 6.4%
  Applebee's International, Inc.                    65,000            1,918
  Autozone, Inc.*                                   61,500            3,189
  Bed Bath & Beyond, Inc.*                         140,000            3,564
  BJ's Wholesale Club, Inc.*                        50,000            2,380
  Blockbuster, Inc., Class A                       220,000            4,818
  Penney (J.C.) Co., Inc.                           70,000            1,533
  Ross Stores, Inc.                                 70,000            2,048
----------------------------------------------------------------------------
                                                                     19,450
----------------------------------------------------------------------------
SAVINGS & LOANS - 0.9%
  Sovereign Bancorp, Inc.                          300,000            2,850
----------------------------------------------------------------------------
SEMICONDUCTORS - 2.9%
  Analog Devices, Inc.*                            110,000            3,597
  Linear Technology Corp.                           75,000            2,460
  NVIDIA Corp.*                                    100,000            2,747
----------------------------------------------------------------------------
                                                                      8,804
----------------------------------------------------------------------------
SOFTWARE - 2.8%
  Citrix Systems, Inc.*                            100,000            1,980
  Electronic Arts, Inc.*                            62,100            2,836
  National Instruments Corp.*                       75,000            1,963
  NetIQ Corp.*                                      80,000            1,821
----------------------------------------------------------------------------
                                                                      8,600
----------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.2%
  Comverse Technology, Inc.*                        93,000            1,905
  RF Micro Devices, Inc.*                          152,850            2,537
  Utstarcom, Inc.*                                 137,640            2,237
----------------------------------------------------------------------------
                                                                      6,679
----------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES - 1.2%
  West Corp.*                                      180,000            3,564
----------------------------------------------------------------------------
TOBACCO - 1.5%
  UST, Inc.                                        135,000            4,482
----------------------------------------------------------------------------
TRANSPORTATION - 0.9%
  Expeditors International Washington, Inc.         60,000            2,841
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $306,189)                                                     292,643

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 38 NORTHERN FUNDS SEMIANNUAL REPORT

                                                             SEPTERMBER 30, 2001

                                                 PRINCIPAL
                                                  AMOUNT           VALUE
                                                  (000S)          (000S)
 SHORT-TERM INVESTMENT - 2.6%
  Banque Bruxelles Lambert, Brussels,
    Eurodollar Time Deposit,
    3.38%, 10/1/01                               $   7,995      $     7,995
 ----------------------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
 ----------------------------------------------------------------------------
 (COST $7,995)                                                        7,995

----------------------------------------------------------------------------
 TOTAL INVESTMENTS - 98.5%
----------------------------------------------------------------------------
 (COST $314,184)                                                    300,638
  Other Assets less Liabilities - 1.5%                                4,423
----------------------------------------------------------------------------
 NET ASSETS - 100.0%                                            $   305,061


*NON-INCOME PRODUCING SECURITY.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 39 EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

SELECT EQUITY FUND


                                            NUMBER                      VALUE
                                           OF SHARES                     (000S)
COMMON STOCKS - 99.0%

ADVERTISING - 1.3%
   Omnicom Group, Inc.                      75,000                       $ 4,867
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 3.4%
   Alliant Techsystems, Inc. *              20,250                         1,734
   General Dynamics Corp.                   75,000                         6,624
   Goodrich Corp.                           32,000                           623
   United Technologies Corp.                70,000                         3,255
--------------------------------------------------------------------------------
                                                                          12,236
--------------------------------------------------------------------------------
AIRLINES - 0.9%
   Southwest Airlines Co.                  225,000                         3,339
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.2%
   Visteon Corp.                            46,500                           593
--------------------------------------------------------------------------------
BANKS - 3.0%
   AmSouth Bancorp                         100,000                         1,807
   Compass Bancshares, Inc.                 40,000                         1,041
   Fifth Third Bancorp                      75,000                         4,611
   Investors Financial Services Corp.       12,000                           692
   National Commerce Financial Corp.        45,000                         1,175
   SouthTrust Corp.                         60,000                         1,528
--------------------------------------------------------------------------------
                                                                          10,854
--------------------------------------------------------------------------------
BEVERAGES - 1.3%
   Coca-Cola (The) Co.                     105,000                         4,919
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.7%
   Amgen, Inc. *                            85,000                         4,995
   Genzyme Corp. *                          25,000                         1,136
--------------------------------------------------------------------------------
                                                                           6,131
--------------------------------------------------------------------------------
BUILDING MATERIALS - 0.8%
   American Standard Cos., Inc. *           21,000                         1,155
   Masco Corp.                              95,000                         1,942
--------------------------------------------------------------------------------
                                                                           3,097
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 5.3%
   Apollo Group, Inc., Class A *            50,000                         2,102
   Cendant Corp. *                         225,000                         2,880
   Concord EFS, Inc. *                      80,000                         3,916
   First Data Corp.                        130,000                         7,574
   H&R Block, Inc.                          72,000                         2,776
--------------------------------------------------------------------------------
                                                                          19,248
--------------------------------------------------------------------------------
COMPUTERS - 1.7%
   Dell Computer Corp. *                   300,000                         5,559
   EMC Corp.                                50,000                           587
--------------------------------------------------------------------------------
                                                                           6,146
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0% - (CONTINUED)
COSMETICS/PERSONAL CARE - 2.4%
   Avon Products, Inc.                      72,000                       $ 3,330
   Gillette Co.                            160,000                         4,768
   International Flavors & Fragrances, Inc. 20,000                           554
--------------------------------------------------------------------------------
                                                                           8,652
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 0.4%
   Fastenal Co.                             22,500                         1,282
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 7.9%
   Capital One Financial Corp.              45,000                         2,071
   Citigroup, Inc.                          90,000                         3,645
   Fannie Mae                               90,000                         7,205
   Goldman Sachs Group, Inc.                15,000                         1,070
   Heller Financial, Inc., Class A          27,000                         1,425
   Household International, Inc.            65,000                         3,665
   Lehman Brothers Holdings, Inc.           50,000                         2,843
   MBNA Corp.                              225,000                         6,815
--------------------------------------------------------------------------------
                                                                          28,739
--------------------------------------------------------------------------------
ELECTRIC - 1.0%
   Exelon Corp.                             80,000                         3,568
--------------------------------------------------------------------------------
ELECTRONICS - 0.2%
   Johnson Controls, Inc.                    9,500                           620
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 1.6%
   Waste Management, Inc.                  218,000                         5,829
--------------------------------------------------------------------------------
FOOD - 1.1%
   ConAgra Foods, Inc.                     120,000                         2,694
   Kellogg Co.                              45,000                         1,350
--------------------------------------------------------------------------------
                                                                           4,044
--------------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.3%
   Stanley Works (The)                      30,000                         1,097
--------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 7.6%
   Baxter International, Inc.              265,000                        14,588
   Biomet, Inc.                            112,500                         3,291
   Johnson & Johnson                       118,000                         6,537
   Stryker Corp.                            65,000                         3,439
--------------------------------------------------------------------------------
                                                                          27,855
--------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 0.3%
   Laboratory Corporation of America
   Holdings *                               15,000                         1,213
--------------------------------------------------------------------------------
INSURANCE - 2.5%

   American International Group, Inc.       65,000                         5,070

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 40 NORTHERN FUNDS SEMIANNUAL REPORT

                                                             SEPTERMBER 30, 2001


                                           NUMBER                         VALUE
                                          OF SHARES                       (000S)

COMMON STOCK - 99.0% - (CONTINUED)
INSURANCE - 2.5% - (CONTINUED)
Marsh & McLennan Cos., Inc.                 40,000                       $ 3,868
--------------------------------------------------------------------------------
                                                                           8,938
--------------------------------------------------------------------------------
INTERNET - 1.5%
   Earthlink, Inc. *                        30,000                           457
   eBay, Inc. *                            110,000                         5,032
--------------------------------------------------------------------------------
                                                                           5,489
--------------------------------------------------------------------------------
LEISURE TIME - 1.5%
   Harley-Davidson, Inc.                   137,500                         5,569
--------------------------------------------------------------------------------
LODGING - 0.6%
   Marriott International, Inc., Class A    60,000                         2,004
--------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 1.0%
   Caterpillar, Inc.                        78,000                         3,494
--------------------------------------------------------------------------------
MEDIA - 3.2%
   Clear Channel Communications, Inc. *     95,000                         3,776
   Gannett Co., Inc.                        20,000                         1,202
   Gemstar-TV Guide International, Inc. *   72,000                         1,419
   USA Networks, Inc. *                    130,000                         2,338
   Viacom, Inc., Class B *                  60,000                         2,070
   Westwood One, Inc. *                     40,000                           890
--------------------------------------------------------------------------------
                                                                          11,695
--------------------------------------------------------------------------------
MINING - 0.8%
   Alcoa, Inc.                              90,000                         2,791
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 5.8%
   General Electric Co.                    300,000                        11,160
   Minnesota Mining & Manufacturing Co.     45,000                         4,428
   Tyco International Ltd.                 120,000                         5,460
--------------------------------------------------------------------------------
                                                                          21,048
--------------------------------------------------------------------------------
OIL & GAS PRODUCERS - 3.4%
   Amerada Hess Corp.                       22,000                         1,397
   Chevron Corp. *                          60,000                         5,085
   Imperial Oil Ltd.                        50,000                         1,360
   Occidental Petroleum Corp.              120,000                         2,921
   Phillips Petroleum Co.                   30,000                         1,618
--------------------------------------------------------------------------------
                                                                          12,381
--------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.4%
   Bemis Co., Inc.                          35,000                         1,395
--------------------------------------------------------------------------------
PHARMACEUTICALS - 8.5%
   AdvancePCS *                             10,000                           718
   Cardinal Health, Inc.                      135,000                    $ 9,983
   Elan Corp. PLC *                            75,000                      3,634
   Forest Laboratories, Inc., Class A *       115,000                      8,296
   Merck & Co., Inc.                           40,000                      2,664
   Pfizer, Inc.                               145,000                      5,814
--------------------------------------------------------------------------------
                                                                          31,109
--------------------------------------------------------------------------------
PIPELINES - 0.2%
Equitable Resources, Inc.                   30,000                           900
--------------------------------------------------------------------------------
RETAIL - 14.3%
   Bed Bath & Beyond, Inc. *               160,000                         4,074
   Best Buy Co., Inc. *                     92,500                         4,204
   Costco Wholesale Corp. *                135,000                         4,801
   Family Dollar Stores, Inc.               50,000                         1,376
   Home Depot (The), Inc.                   40,000                         1,535
   Kohl's Corp. *                          135,000                         6,480
   Lowe's Cos., Inc.                       224,000                         7,090
   Staples, Inc. *                          60,000                           799
   Target Corp.                            230,000                         7,302
   TJX Cos., Inc.                          125,000                         4,112
   Wal-Mart Stores, Inc.                   170,000                         8,415
   Walgreen Co.                             55,000                         1,894
--------------------------------------------------------------------------------
                                                                          52,082
--------------------------------------------------------------------------------
SAVINGS & LOANS - 1.4%
   Washington Mutual, Inc.                 135,000                         5,195
--------------------------------------------------------------------------------
SEMICONDUCTORS - 2.4%
   Applied Materials, Inc. *                50,000                         1,422
   KLA-Tencor Corp. *                       22,000                           695
   Linear Technology Corp.                 125,000                         4,100
   Micron Technology, Inc.                  70,000                         1,318
   NVIDIA Corp. *                           46,000                         1,263
--------------------------------------------------------------------------------
                                                                           8,798
--------------------------------------------------------------------------------
 SOFTWARE - 4.7%
   Cerner Corp. *                           15,000                           743
   Citrix Systems, Inc. *                   50,000                           990
   Electronic Arts, Inc. *                  20,000                           913
   Microsoft Corp. *                       233,000                        11,923
   SEI Investments Co.                      75,000                         2,400
--------------------------------------------------------------------------------
                                                                          16,969
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.7%
   Nokia Corp. ADR                         300,000                         4,695

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 41 EQUITY FUNDS

EQUITY FUNDS

SECURITY OF INVESTMENTS (UNAUDITED)

SELECT EQUITY FUND (CONTINUED)


                                           NUMBER                         VALUE
                                          OF SHARES                       (000S)

COMMON STOCKS - 99.0% - (CONTINUED)
TELECOMMUNICATIONS - 2.7% - (CONTINUED)
   Sprint Corp. (PCS Group)*               199,845                      $  5,254
--------------------------------------------------------------------------------
                                                                           9,949
--------------------------------------------------------------------------------
TOBACCO - 1.3%
   Philip Morris Cos., Inc.                100,000                         4,829
--------------------------------------------------------------------------------
TOYS, GAMES & HOBBIES - 0.3%
   Mattel, Inc.                             75,000                         1,174
--------------------------------------------------------------------------------
TRANSPORTATION - 0.1%
   Swift Transportation Co., Inc. *         30,000                           531
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $388,872)                                                         360,669

                                         PRINCIPAL
                                         AMOUNT                           VALUE
                                         (000S)                           (000S)

SHORT-TERM INVESTMENT - 0.5%
  Banque Bruxelles Lambert, Brussels,
   Eurodollar Time Deposit,
   3.38%, 10/1/01                          $ 1,625                         1,625
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $1,625)                                                              1,625
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.5%
--------------------------------------------------------------------------------
(COST $390,497)                                                          362,294
   Other Assets less Liabilities - 0.5%                                    1,980
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $ 364,274

* NON-INCOME PRODUCING SECURITY.

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 42 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)                            SEPTEMBER 30,2001

SMALL CAP GROWTH FUND

                                            NUMBER                       VALUE
                                           OF SHARES                     (000S)
COMMON STOCKS - 97.0%
BANKS - 2.2%
   Republic Bancorp, Inc.                  164,000                     $   2,347
   Southwest Bancorp of Texas *             76,000                         2,261
--------------------------------------------------------------------------------
                                                                           4,608
--------------------------------------------------------------------------------
CHEMICALS - 2.1%
   Cabot Microelectronics Corp. *           43,000                         2,077
   OM Group, Inc.                           40,000                         2,200
--------------------------------------------------------------------------------
                                                                           4,277
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 7.9%
   Administaff, Inc. *                      91,000                         2,366
   Career Education Corp. *                134,000                         7,370
   National Processing, Inc. *             111,000                         3,108
   University of Phoenix Online *          108,890                         3,371
--------------------------------------------------------------------------------
                                                                          16,215
--------------------------------------------------------------------------------
COMPUTERS - 1.5%
   CACI International, Inc., Class A *      55,000                         3,006
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 1.3%
   Alberto-Culver Co., Class B              66,000                         2,567
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 3.3%
   Doral Financial Corp.                    67,000                         2,600
   Financial Federal Corp.                 171,000                         4,189
--------------------------------------------------------------------------------
                                                                           6,789
--------------------------------------------------------------------------------
ELECTRONICS - 4.7%
   Itron, Inc. *                           169,000                         3,890
   Mettler-Toledo International, Inc. *     44,000                         1,854
   Microchip Technology, Inc. *            148,000                         3,967
--------------------------------------------------------------------------------
                                                                           9,711
--------------------------------------------------------------------------------
ENTERTAINMENT - 1.3%
   Argosy Gaming Co. *                      98,000                         2,568
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 1.8%
   Stericycle, Inc. *                       87,139                         3,632
--------------------------------------------------------------------------------
FOOD - 4.8%
   American Italian Pasta Co., Class A *    89,000                         3,849
   Performance Food Group Co. *             80,000                         2,282
   Suiza Foods Corp. *                      60,000                         3,789
--------------------------------------------------------------------------------
                                                                           9,920
--------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 9.3%
   Datascope Corp.                          64,000                         2,482
   Henry Schein, Inc. *                     80,000                         3,088
   ICU Medical, Inc. *                      94,000                         3,760
   Kensey Nash Corp. *                      87,000                         1,665
   Resmed, Inc. *                           54,000                         2,743
   Varian Medical Systems, Inc.             48,000                     $   3,079
   Wright Medical Group,  Inc. *           139,260                         2,359
--------------------------------------------------------------------------------
                                                                          19,176
--------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 7.3%
   Apria Healthcare Group, Inc. *          102,000                         2,641
   LifePoint Hospitals, Inc. *              78,000                         3,432
   Renal Care Group, Inc. *                109,000                         3,354
   Triad Hospitals, Inc. *                  72,000                         2,549
   Unilab Corp.                            106,850                         2,963
--------------------------------------------------------------------------------
                                                                          14,939
--------------------------------------------------------------------------------
INSURANCE - 1.6%
   Brown & Brown, Inc.                      61,000                         3,178
--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 1.6%
   Allied Capital Corp.                    147,000                         3,344
--------------------------------------------------------------------------------
LEISURE TIME - 0.9%
   P&O Princess Cruises PLC ADR            143,000                         1,895
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 0.8%
   Graco, Inc.                              56,000                         1,691
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 1.0%
   Aptargroup, Inc.                         66,000                         2,099
--------------------------------------------------------------------------------
OIL & GAS - 1.5%
   Remington Oil & Gas Corp. *             231,000                         3,024
--------------------------------------------------------------------------------
OIL & GAS PRODUCERS - 1.9%
   XTO Energy, Inc.                        282,000                         3,934
--------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 2.4%
   Ivex Packaging Corp. *                  159,000                         2,711
   Packaging Corp. of America *            150,000                         2,317
--------------------------------------------------------------------------------
                                                                           5,028
--------------------------------------------------------------------------------
PHARMACEUTICALS - 9.0%
   AdvancePCS *                             30,962                         2,222
   Cephalon, Inc. *                         60,000                         2,993
   D&K Healthcare Resources, Inc.           95,500                         4,575
   Impax Laboratories, Inc. *              201,000                         2,631
   K-V Pharmaceutical Co., Class A *       143,000                         3,867
   SICOR, Inc. *                           117,000                         2,210
--------------------------------------------------------------------------------
                                                                          18,498
--------------------------------------------------------------------------------
REITS - 1.0%
   Mack-Cali Realty Corp.                   69,000                         2,139
--------------------------------------------------------------------------------
RETAIL - 10.9%
   BJ's Wholesale Club, Inc. *              66,000                         3,142
   Copart, Inc. *                          111,000                         3,109

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 43 EQUITY FUNDS

EQUITY FUND

SCHEDULE OF NVESTMENTS (UNAUDITED)                             SEPTEMBER 30,2001

SMALL CAP GROWTH FUND


                                            NUMBER                      VALUE
                                           OF SHARES                    (000S)

COMMON STOCKS - 97.0% (CONTINUED)
RETAIL - 10.9% - (CONTINUED)
   Fred's, Inc.                            125,166                     $   3,279
   O'Reilly Automotive, Inc. *             119,000                         3,410
   Office Depot, Inc. *                    238,500                         3,244
   Ruby Tuesday, Inc.                      169,000                         2,653
   School Specialty, Inc. *                118,000                         3,606
--------------------------------------------------------------------------------
                                                                          22,443
--------------------------------------------------------------------------------
SAVINGS & LOANS - 1.1%
   Commercial Federal Corp.                 94,000                         2,281
SEMICONDUCTORS - 5.0%
   Entegris, Inc. *                         27,746                           219
   Genesis Microchip, Inc. *                76,000                         2,139
   Lam Research Corp. *                    139,000                         2,356
   NVIDIA Corp. *                           55,000                         1,511
   Semtech Corp. *                          96,000                         2,725
   Zoran Corp. *                            56,000                         1,356
--------------------------------------------------------------------------------
                                                                          10,306
--------------------------------------------------------------------------------
SOFTWARE - 8.3%
   Activision, Inc. *                       89,000                         2,423
   Cerner Corp. *                           73,000                         3,613
   Choicepoint, Inc. *                      93,000                         3,873
   Intercept Group, Inc. *                 124,000                         4,148
   Midway Games, Inc. *                    250,000                         3,027
--------------------------------------------------------------------------------
                                                                          17,084
--------------------------------------------------------------------------------
STORAGE/WAREHOUSING - 1.3%
   Mobile Mini, Inc. *                      99,057                         2,571
--------------------------------------------------------------------------------
TRANSPORTATION - 1.2%
   Genesee & Wyoming, Inc., Class A *      111,061                         2,499
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $200,221)                                                          199,422

                                            NUMBER                      VALUE
                                           OF SHARES                    (000S)
OTHER - 2.0%
   iShares Russell 2000 Value Index Fund    37,000                         4,139
--------------------------------------------------------------------------------
TOTAL OTHER
--------------------------------------------------------------------------------
(COST $4,695)                                                              4,139
SHORT-TERM INVESTMENT - 0.0%
  Banque Bruxelles Lambert, Brussels,
   Eurodollar Time Deposit,
   3.38%, 10/1/01                          $    63                     $      63
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $63)                                                                    63
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.0%
--------------------------------------------------------------------------------
(COST $204,979)                                                          203,624
   Other Assets less Liabilities - 1.0%                                    2,109
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $ 205,733

*NON-INCOME PRODUCING SECURITY.

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 44 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)                            SEPTEMBER 30,2001

SMALL CAP INDEX FUND


                                            NUMBER                      VALUE
                                          OF SHARES                    (000S)
COMMON STOCKS - 96.8%
ADVERTISING - 0.4%
   Advo, Inc.                                4,741                     $     161
   APAC Customer Services, Inc. *            6,000                            10
   Getty Images, Inc. *                      8,600                            95
   Grey Global Group, Inc.                     200                           111
   Key3Media Group,  Inc. *                  7,350                            29
   Penton Media, Inc. *                      5,800                            21
   R.H. Donnelley Corp.                      7,600                           198
   Sitel Corp. *                            14,100                            13
   ValueVision International, Inc., Class A *5,800                            75
   Ventiv Health, Inc. *                     4,000                            16
--------------------------------------------------------------------------------
                                                                             729
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.1%
   AAR Corp.                                 6,000                            48
   Alliant Techsystems, Inc. *               5,325                           456
   Armor Holdings, Inc. *                    4,100                            81
   BE Aerospace, Inc. *                      6,700                            51
   Curtiss-Wright Corp.                      1,400                            65
   DRS Technologies, Inc. *                  3,000                           104
   EDO Corp.                                 2,100                            60
   Engineered Support Systems                1,700                            80
   Esterline Technologies Corp.              5,200                            82
   Fairchild Corp., Class A *                3,200                            11
   Gencorp, Inc.                             7,900                            90
   Heico Corp.                               2,500                            38
   Innovative Solutions & Supports, Inc. *   2,000                            15
   Kaman Corp., Class A                      5,600                           74
   Orbital Sciences Corp. *                  8,500                            15
   Remec, Inc. *                            11,200                            89
   Sequa Corp., Class A                        900                            41
   Teledyne Technologies, Inc. *             8,000                           128
   Titan (The) Corp. *                      14,100                           276
   Triumph Group, Inc. *                     4,000                            93
   United Industrial Corp.                   3,200                            47
--------------------------------------------------------------------------------
                                                                           1,944
--------------------------------------------------------------------------------
AGRICULTURE - 0.4%
   Alico, Inc.                                 900                            23
   Cadiz, Inc. *                             8,500                            73
   Delta & Pine Land Co.                     8,300                           141
   DIMON, Inc.                              10,400                            60
   Maui Land & Pineapple Co. *                 500                            10
   Standard Commercial Corp.                 2,600                            43
   Tejon Ranch Co.                           1,800                     $      40
   Universal Corp.                           6,900                           230
--------------------------------------------------------------------------------
                                                                             620
--------------------------------------------------------------------------------
AIRLINES - 0.3%
  Airtran Holdings, Inc. *                  15,000                            63
  Alaska Air Group, Inc. *                   6,700                           134
  America West Holdings Corp., Class B *     8,473                            16
  Amtran, Inc. *                               800                             7
  Atlantic Coast Airlines Holdings, Inc. *  10,000                           133
  Frontier Airlines,  Inc.    *              7,150                            59
  Mesa Air Group, Inc. *                     7,000                            23
  Mesaba Holdings, Inc.                      2,500                            15
  Midwest Express Holdings, Inc. *           3,200                            34
--------------------------------------------------------------------------------
                                                                             484
--------------------------------------------------------------------------------
  APPAREL - 0.6%
  Donna Karan International, Inc. *            400                             4
  Garan, Inc.                                  900                            31
  Guess?, Inc. *                             2,000                            13
  Gymboree Corp. *                           7,100                            46
  K-Swiss, Inc.                              1,600                            39
  Kellwood  Co.                              5,750                           106
  Nautica Enterprises, Inc. *                6,286                            74
  Oshkosh B'Gosh, Inc., Class A              2,500                            65
  Oxford Industries, Inc.                    1,500                            33
  Phillips-Van Heusen Corp.                  5,700                            57
  Quiksilver,   Inc.   *                     5,450                            67
  Russell Corp.                              5,800                            80
  Skechers U.S.A., Inc., Class A *           4,000                            47
  Steven Madden Ltd. *                       2,200                            22
  Stride Rite Corp.                         10,500                           66
  Tropical Sportswear International Corp. *  1,100                            19
  Unifi, Inc.                               12,700                           104
  Vans, Inc. *                               4,000                            46
  Wolverine World Wide, Inc.                10,400                           140
--------------------------------------------------------------------------------
                                                                           1,059
--------------------------------------------------------------------------------
  AUTO MANUFACTURERS - 0.1%
  Oshkosh Truck Corp.                        4,200                           152
  Wabash National Corp.                      5,800                            40
--------------------------------------------------------------------------------
                                                                             192
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.9%
  American Axle & Manufacturing Holdings,    2,700                            34
  Inc. *

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 45 EQUITY FUNDS


EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

SMALL CAP INDEX FUND (CONTINUED)

                                            NUMBER                      VALUE
                                          OF SHARES                     (000S)

COMMON STOCKS - 96.8%

AUTO PARTS & EQUIPMENT - 0.9% -(CONTINUED)
   ArvinMeritor, Inc.                       16,700                     $     239
   Bandag, Inc.                              2,800                            77
   Borg Warner, Inc.                         6,600                           266
   Collins & Aikman Corp. *                 22,000                           135
   Cooper Tire & Rubber Co.                 15,800                           225
   Dura Automotive Systems, Inc. *           3,500                            25
   Exide Corp.                               6,900                            26
   Federal-Mogul Corp. *                    16,900                            11
   Hayes Lemmerz International, Inc. *       4,000                             4
   IMPCO Technologies, Inc. *                2,000                            23
   Modine Manufacturing Co.                  7,000                           172
   Sports Resorts International, Inc. *      6,200                            45
   Standard Motor Products, Inc.             1,800                            21
   Superior Industries International, Inc.   4,700                           156
   Tower Automotive, Inc. *                  9,500                            68
--------------------------------------------------------------------------------
                                                                           1,527
--------------------------------------------------------------------------------
BANKS - 7.4%
   Alabama National BanCorporation           2,300                            76
   Amcore Financial, Inc.                    6,382                           145
   Area Bancshares Corp.                     3,750                            64
   Arrow Financial Corp.                     1,500                            42
   Bancfirst Corp.                           1,000                            34
   BancFirst Ohio Corp.                      1,900                            42
   BancorpSouth, Inc.                       20,717                           319
   Bank of Granite Corp.                     2,768                            61
   Banner Corp.                              2,700                            52
   Bay View Capital Corp.                   15,742                           110
   BOK Financial Corp. *                     2,943                            89
   Boston Private Financial Holdings, Inc.   3,100                            60
   BSB Bancorp, Inc.                         2,200                            51
   Capital City  Bank Group,  Inc.           1,650                            39
   Cathay Bancorp, Inc.                      2,000                           108
   CCBT Financial Cos., Inc.                 2,200                            55
   Centennial Bancorp                        5,015                            38
   Central Coast Bancorp *                   1,500                            31
   Chemical Financial Corp.                  5,421                           147
   Chittenden Corp.                          7,571                           192
   Citizens Banking Corp.                   11,650                           374
   City Holding Co. *                        4,200                            42
   CityBank                                  2,400                            59
   CoBiz, Inc.                               1,750                            23
   Colonial Bancgroup, Inc.                 28,400                           364
   Columbia Banking Systems, Inc. *          3,300                     $      45
   Commercial Bank of New York                 500                            16
   Community Bank System, Inc.               2,600                            71
   Community Banks, Inc.                     1,800                            44
   Community First Bankshares                9,200                           221
   Community Trust Bancorp, Inc.             2,600                            62
   Corus Bankshares, Inc.                    2,300                           103
   CPB, Inc.                                 1,800                            57
   CVB Financial Corp.                       5,279                           113
   East West Bancorp, Inc.                   5,800                           136
   F&M Bancorp of Maryland                   2,743                            72
   F.N.B. Corp.                              6,392                           167
   Farmers Capital Bank Corp.                1,700                            64
   Financial Institutions, Inc.              2,100                            49
   First Bancorp of North Carolina           1,700                            41
   First BanCorp.of Puerto Rico              5,250                           136
   First Banks America, Inc. *                 200                             6
   First Busey Corp., Class A                2,200                            43
   First Charter Corp.                       7,800                           128
   First Citizens Bancshares, Class A        1,500                           125
   First Commonwealth Financial Corp.       14,700                           183
   First Community Bancshares, Inc.          2,000                            63
   First Financial Bancorp                   9,124                           142
   First Financial Bankshares, Inc.          2,717                            80
   First Financial Corp. of Indiana          1,753                            70
   First Merchants Corp.                     2,872                            66
   First Midwest Bancorp, Inc.              10,009                           338
   First Republic Bank *                     2,700                            62
   First Source Corp.                        3,226                            69
   Frontier Financial Corp.                  4,400                           121
   GBC Bancorp of  Califorinia               1,970                            62
   German American Bancorp                   2,300                            38
   Glacier Bancorp, Inc.                     3,500                            67
   Gold Banc Corp., Inc.                     7,500                            58
   Great Southern Bancorp, Inc.              1,400                            37
   Greater Bay Bancorp                      10,700                           249
   Hancock Holding Co.                       1,875                            76
   Harleysville National Corp.               4,636                           100
   Hudson United Bancorp                    11,706                           325
   IBERIABANK Corp.                          1,400                            40
   Independent Bank Corp. of Massachusetts   3,100                            51
   Independent Bank Corp. of Michigan        2,900                            76

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 46 NORTHERN FUNDS SEMIANNUAL REPORT


                                                               SEPTEMBER 30,2001

                                           NUMBER                       VALUE
                                          OF SHARES                     (000S)
COMMON STOCKS - 96.8% - (CONTINUED)
BANKS - 7.4% - (CONTINUED)
   Integra Bank Corp.                        4,343                     $     100
   International Bancshares Corp.            4,116                           158
   Irwin Financial Corp.                     2,300                            48
   Lakeland Bancorp, Inc.                    2,800                            39
   Local Financial Corp. *                   4,800                            64
   Main Street Banks, Inc.                   2,400                            43
   MB Financial Corp. *                      1,400                            35
   Mid-State Bancshares                      5,500                            94
   MidAmerica Bancorp                        2,170                            54
   Midwest Banc Holdings, Inc.               1,500                            32
   Mississippi Valley Bancshares, Inc.       1,500                            57
   National Penn Bancshares, Inc.            4,351                           102
   NBC Capital Corp.                         1,300                            43
   NBT Bancorp, Inc.                         6,204                            89
   Old Second Bancorp, Inc.                  1,400                            48
   Omega Financial Corp.                     2,050                            64
   Oriental Financial Group, Inc.            2,766                            56
   Pacific Capital Bancorp                   6,700                           194
   Pacific Northwest Bancorp                 3,450                            70
   Park National Corp.                       2,960                           286
   Peoples Holding (The) Co.                 1,500                            50
   Promistar Financial Corp.                 3,784                            87
   Prosperity Bancshares, Inc.               1,400                            36
   Provident Bankshares Corp.                6,514                           135
   R & G Financial Corp., Class B            2,600                            45
   Republic Bancorp, Inc.                   11,088                           159
   Republic Bancorp, Inc. of Kentucky        1,800                            24
   Republic Bancshares, Inc. *               1,200                            20
   Riggs National Corp.                      3,200                            50
   Royal Bancshares of Pennsylvania, Inc.      900                            16
   S & T Bancorp, Inc.                       5,900                           138
   Sandy Spring Bancorp, Inc.                2,400                            95
   Santander Bancorp                         1,990                            39
   Seacoast Banking Corp.                      900                            38
   Second Bancorp, Inc.                      2,200                            45
   Silicon Valley Bancshares                11,000                           222
   Simmons First National Corp.              1,800                            64
   SJNB Financial Corp.                        700                            29
   South Financial Group (The), Inc.        10,757                           170
   Southwest Bancorp of Texas *              6,500                           193
   Sterling Bancorp                          2,000                            58
   Sterling Bancshares, Inc.                 8,325                           110
   Sterling Financial Corp.                  2,800                     $      60
   Suffolk Bancorp                           1,500                            66
   Susquehanna Bancshares, Inc.              9,837                           219
   SY Bancorp, Inc.                          1,400                            45
   Texas Regional Bancshares, Inc., Class A  3,485                           119
   Tompkins Trustco, Inc.                    1,600                            61
   Trust Co. of New Jersey                   4,700                           118
   Trustco Bank Corp. of New York           15,513                           213
   UCBH Holdings, Inc.                       4,800                           140
   UMB Financial Corp.                       4,106                           170
   Umpqua Holdings Corp.                     3,600                            44
   UNB Corp.                                 2,600                            44
   United Bankshares, Inc.                  10,400                           281
   United National Bancorp                   3,738                            95
   USB Holding Co., Inc.                     2,808                            42
   W. Holding Co., Inc.                      6,800                            95
   Washington Trust Bancorp, Inc.            3,000                            56
   Wesbanco, Inc.                            4,500                            97
   West Coast Bancorp of Oregon              4,100                            55
   Westamerica Bancorporation                8,400                           303
   Whitney Holding Corp.                     6,650                           286
   Wintrust Financial Corp.                  1,900                            59
--------------------------------------------------------------------------------
                                                                          12,856
--------------------------------------------------------------------------------
BEVERAGES - 0.1%
   Boston Beer Co., Inc., Class A *          2,400                            28
   Coca-Cola Bottling Co. Consolidated         227                             9
   Farmer Brothers Co.                         200                            44
   National Beverage Corp. *                   900                             9
   Robert Mondavi (The) Corp., Class A *     2,100                            75
--------------------------------------------------------------------------------
                                                                             165
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.5%
   Acacia Research Corp. *                   4,500                            41
   Aclara BioSciences, Inc. *                9,000                            51
   Advanced Tissue Sciences, Inc. *         16,100                            57
   Aksys Ltd. *                              4,400                            22
   Alexion Pharmaceuticals, Inc. *           4,000                            68
   Aphton Corp. *                            3,500                            34
   Applied Molecular Evolution, Inc. *       4,100                            30
   Arena Pharmaceuticals, Inc. *             4,500                            49
   Ariad Pharmaceuticals, Inc. *             6,700                            16
   Arqule, Inc. *                            4,800                            50
   AVANT Immunotherapeutics, Inc. *         14,400                            34

  SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 47 EQUITY FUNDS


EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

SMALL CAP INDEX FUND (CONTINUED)

                                            NUMBER                      VALUE
                                          OF SHARES                     (000S)
COMMON STOCKS - 96.8% - (CONTINUED)

BIOTECHNOLOGY - 2.5% - (CONTINUED)
   Avigen, Inc. *                            5,000                     $      69
   Bio-Rad Laboratories, Inc., Class A *     2,100                            99
   Bio-Technology General Corp. *           14,600                           109
   BioSphere Medical, Inc. *                   900                             7
   Cell Genesys, Inc. *                      8,700                           139
   Charles River Laboratories
   International, Inc. *                    10,500                           371
   Ciphergen Biosystems, Inc. *              4,200                            13
   CryoLife, Inc. *                          3,950                           149
   Curis, Inc. *                             8,100                            28
   Cytogen Corp. *                          19,900                            54
   Decode Genetics, Inc. *                   7,700                            47
   Deltagen, Inc. *                          2,800                            20
   Digene Corp. *                            2,700                            67
   Diversa Corp. *                           6,300                            59
   Eden Bioscience Corp. *                   5,000                            38
   Entremed, Inc. *                          3,800                            33
   Enzo Biochem, Inc. *                      5,496                            93
   Exact Sciences Corp. *                    1,000                             9
   Exelixis, Inc. *                          8,600                            99
   Genaissance Pharmaceuticals, Inc. *       4,600                            18
   Gene Logic, Inc. *                        6,700                            88
   Genelabs Technologies, Inc. *            10,200                            19
   Genencor International, Inc. *            2,500                            25
   Genome Therapeutics Corp. *               5,700                            33
   Genzyme Corp. - Genzyme Biosurgery
   Division *                                9,200                            36
   Genzyme Transgenics Corp. *               5,100                            20
   Geron Corp. *                             4,900                            47
   Harvard Bioscience, Inc. *                1,700                            17
   Illumina, Inc. *                          4,600                            30
   Immunomedics, Inc. *                      9,400                           113
   Incyte Genomics, Inc. *                  16,700                           228
   Integra LifeSciences Holdings Corp. *     3,000                            83
   InterMune, Inc. *                         7,100                           272
   Keryx Biopharmaceuticals, Inc. *          3,100                            19
   Kosan Biosciences, Inc. *                 3,400                            18
   Large Scale Biology Corp. *               3,200                            12
   Lexicon Genetics, Inc. *                  8,500                            65
   Martek Biosciences Corp. *                3,800                            69
   Maxim Pharmaceuticals, Inc. *             5,800                            23
   Maxygen, Inc. *                           7,300                           116
   Nanogen, Inc. *                           3,400                            17
   NeoPharm, Inc. *                          2,600                            37
   Neose Technologies, Inc. *                2,900                     $     112
   Northfield Laboratories, Inc. *           2,700                            35
   Novavax, Inc. *                           3,600                            51
   Orchid BioSciences, Inc. *                9,900                            22
   Organogenesis, Inc. *                     7,545                            44
   Paradigm Genetics, Inc. *                 4,400                            27
   Peregrine Pharmaceuticals, Inc. *        25,400                            25
   Regeneration Technologies, Inc. *         3,200                            37
   Regeneron Pharmaceuticals, Inc. *         6,600                           147
   Ribozyme Pharmaceuticals, Inc. *          2,900                            20
   Sangamo BioSciences, Inc. *               2,500                            19
   Seattle Genetics, Inc. *                  1,800                             9
   Sequenom, Inc. *                          4,700                            33
   Serologicals Corp. *                      4,600                            83
   Targeted Genetics Corp. *                 9,400                            18
   Telik, Inc. *                             4,400                            29
   Texas Biotech Corp. *                    11,000                            62
   Third Wave Technologies, Inc. *           1,900                            12
   Transgenomic, Inc. *                      2,900                            22
   Transkaryotic Therapies, Inc. *           5,700                           155
   V.I. Technologies, Inc. *                 1,300                            8
   Vical, Inc. *                             5,000                            51
--------------------------------------------------------------------------------
                                                                           4,381
--------------------------------------------------------------------------------
BUILDING MATERIALS - 1.2%
   Apogee Enterprises, Inc.                  7,100                            92
   Armstrong Holdings, Inc. *                9,700                            27
   Butler Manufacturing Co.                  1,300                            28
   Centex Construction Products, Inc.        1,600                            47
   Dal-Tile International, Inc. *           14,000                           215
   Elcor Corp.                               4,807                           104
   Florida Rock  Industries, Inc.            4,660                           147
   Genlyte Group, Inc. *                     3,000                            87
   Lennox International, Inc.               10,800                           100
   LSI Industries, Inc.                      2,400                            60
   Mestek, Inc. *                              700                            16
   NCI Building Systems, Inc. *              4,000                            46
   Nortek, Inc.                              2,100                            45
   Oglebay Norton Co. *                        700                            10
   Rayonier, Inc.                            6,800                           275
   Simpson Manufacturing Co., Inc. *         1,900                           101
   Texas Industries, Inc.                    5,300                           164
   Trex Co., Inc. *                          1,600                            28

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 48 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                            NUMBER                       VALUE
                                           OF SHARES                    (000S)

COMMON STOCKS - 96.8% - (CONTINUED)

BUILDING MATERIALS - 1.2% - (CONTINUED)
   U.S. Concrete, Inc. *                     4,700                     $      34
   Universal Forest Products, Inc.           3,000                            57
   USG Corp. *                               9,300                            35
   York International Corp.                  9,700                           278
--------------------------------------------------------------------------------
                                                                           1,996
--------------------------------------------------------------------------------
CHEMICALS - 1.9%
   Airgas, Inc. *                           14,200                           188
   Albemarle Corp.                           6,400                           121
   Arch Chemicals, Inc.                      5,100                           116
   Cambrex Corp.                             5,600                           188
   Chemfirst, Inc.                           2,700                            54
   Crompton Corp.                           28,410                           197
   Cytec Industries, Inc. *                 10,100                           234
   Ferro Corp.                               7,150                           166
   Fuller (H.B.) Co.                         3,500                           160
   Georgia Gulf Corp.                        6,100                            98
   IMC Global, Inc.                         27,200                           245
   International Specialty Products, Inc.    3,200                            28
   MacDermid, Inc.                           5,300                            68
   Millennium Chemicals, Inc.               15,900                           167
   Minerals Technologies, Inc.               4,900                           185
   NL Industries, Inc.                       2,400                            36
   Octel Corp. *                             2,500                            46
   Olin Corp.                                8,700                           128
   Omnova Solutions, Inc. *                  9,900                            62
   PolyOne Corp.                            19,400                           151
   Quaker Chemical Corp.                     1,900                            34
   RPM, Inc. of Ohio                        25,700                           243
   Schulman (A.), Inc.                       7,300                            75
   Spartech Corp.                            3,400                            70
   Stepan Co.                                1,600                            29
   Symyx Technologies, Inc. *                6,400                            94
   Terra Industries, Inc. *                  9,600                            29
   Uniroyal Technology Corp. *               3,600                            11
   Wellman, Inc.                             6,700                            77
--------------------------------------------------------------------------------
                                                                           3,300
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 3.9%
   aaiPharma, Inc. *                         2,500                            43
   Aaron Rents, Inc., Class B                3,500                            54
   ABM Industries, Inc.                      4,424                           114
   Actrade Financial Technologies Ltd. *     1,700                            31
   Administaff, Inc. *                       5,600                           146
   Albany Molecular Research, Inc. *         5,300                     $     132
   ANC Rental Corp. *                        9,400                             5
   Arbitron, Inc.                            7,300                           191
   Banta Corp.                               6,150                           171
   Boron Lepore & Associates, Inc. *         2,000                            19
   Bowne & Co., Inc.                         8,300                            84
   Bright Horizons Family Solutions, Inc. *  2,700                            73
   Career Education Corp. *                  5,200                           286
   CDI Corp. *                               2,900                            47
   Central Parking Corp.                     4,350                            61
   Century Business Services, Inc. *        19,700                            49
   Chemed Corp.                              2,200                            63
   Clark/Bardes, Inc. *                      2,100                            45
   Coinstar, Inc. *                          5,200                           103
   Comdisco, Inc. *                         26,700                            16
   Consolidated Graphics, Inc. *             2,500                            43
   Corinthian Colleges, Inc. *               2,000                            67
   Corporate Executive Board Co. *           8,700                           227
   Corvel Corp. *                            1,650                            43
   CoStar Group, Inc. *                      3,200                            57
   CPI Corp.                                 1,700                            24
   DiamondCluster International, Inc.,
   Class A *                                 6,700                            66
   Dollar Thrifty Automotive Group *         5,700                            57
   Edison Schools, Inc., Class A *           6,300                            95
   Education Management Corp. *              5,100                           155
   Electro Rent Corp. *                      3,574                            45
   Employee Solutions, Inc. *                  201                             -
   Encompass Services Corp. *               16,004                            60
   F.Y.I., Inc. *                            3,500                           131
   First Consulting Group, Inc. *            4,300                            39
   Forrester Research, Inc. *                3,300                            55
   FTI Consulting, Inc. *                    2,300                            68
   Gartner, Inc., Class A *                 19,900                           180
   Global Payments, Inc.                     8,840                           260
   Heidrick & Struggles International,
   Inc.*                                     4,800                            68
   Hooper Holmes, Inc.                      14,400                            90
   Horizon Offshore, Inc. *                  3,600                            22
   ICT Group, Inc. *                           700                             6
   Insurance Auto Auctions, Inc. *           3,000                            41
   Integrated Electrical Services, Inc. *    7,600                            42
   Interactive Data Corp. *                  9,200                           121
   ITT Educational Services, Inc. *          6,025                           193

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 49 EQUITY FUNDS


EQUITY FUNDS

SCHEDULE OF INVESTMENT (UNAUDITED)

SMALL CAP INDEX FUND (CONTINUED)

                                            NUMBER                      VALUE
                                           OF SHARES                    (000S)

COMMON STOCKS - 96.8% - (CONTINUED)

COMMERCIAL SERVICES - 3.9% - (CONTINUED)
   Kelly Services, Inc., Class A             4,000                     $      81
   Kendle International, Inc. *              2,400                            47
   kforce.com, Inc. *                        6,235                            31
   Korn/Ferry International *                9,400                            78
   Kroll, Inc. *                             3,700                            42
   Labor Ready, Inc. *                      10,200                            33
   Landauer, Inc.                            2,000                            68
   Learning Tree International, Inc. *       2,900                            59
   Mail-Well, Inc. *                         7,800                            29
   Management Network Group, Inc. *          2,300                            14
   Maximus, Inc. *                           3,100                           123
   McGrath Rentcorp                          1,732                            37
   MedQuist, Inc. *                          2,605                            66
   Memberworks, Inc. *                       2,500                            51
   Midas, Inc.                               3,700                            37
   Modis Professional Services, Inc. *      23,000                            92
   National Processing, Inc. *               1,700                            48
   Navigant Consulting Co. *                10,100                            37
   NCO Group, Inc. *                         4,550                            62
   New Horizons Worldwide, Inc. *            1,700                            20
   On Assignment, Inc. *                     5,300                            85
   Parexel International Corp. *             6,200                            70
   Plexus Corp. *                           10,500                           248
   Prepaid Legal Services, Inc. *            3,900                            67
   Professional Detailing, Inc. *            1,900                            45
   Profit Recovery Group International *     9,350                            91
   Rent-A-Center, Inc. *                     1,800                            42
   Rent-Way, Inc. *                          6,187                            32
   Resources Connection, Inc. *              1,700                            31
   Right Management Consultants, Inc. *      1,600                            50
   Rollins, Inc.                             3,600                            56
   Sotheby's Holdings, Inc., Class A *       5,000                            60
   Spherion Corp. *                         13,250                            95
   Startek, Inc. *                           2,000                            35
   Stewart Enterprises, Inc., Class A *     24,100                           140
   Strayer Education, Inc.                   1,500                            67
   Sylvan Learning Systems, Inc. *           7,600                           174
   TeleTech Holdings, Inc. *                 9,100                            71
   Trico Marine Services, Inc. *             6,200                            37
   Volt Information Sciences, Inc. *         2,050                            25
   Wackenhut (The) Corp., Class A *          2,200                            52
   Wackenhut Corrections Corp.               2,100                            28
   Watson Wyatt & Co. *                      2,300                     $      37
   Wireless Facilities, Inc. *               5,700                            25
--------------------------------------------------------------------------------
                                                                           6,706
--------------------------------------------------------------------------------
COMPUTERS - 2.0%
   3D Systems Corp. *                        2,000                            31
   Advanced Digital Information Corp. *     13,100                           135
   Avant! Corp. *                            9,406                            28
   CACI International, Inc., Class A *       2,300                           126
   Carreker Corp. *                          4,300                            33
   Catapult Communications Corp. *           1,200                            16
   CIBER, Inc. *                            12,000                            76
   Cognizant Technology Solutions Corp. *    1,900                            43
   Concurrent Computer Corp. *              15,200                           138
   Constellation 3D, Inc. *                  3,500                             2
   Covansys Corp. *                          4,500                            39
   Digimarc Corp. *                          2,500                            34
   Echelon Corp. *                           5,900                            74
   Electronics for Imaging, Inc. *          13,500                           220
   EpicEdge, Inc. *                          1,000                             -
   Factset Research Systems, Inc.            5,100                           124
   FalconStar Software, Inc. *               3,300                            29
   Handspring, Inc. *                        4,900                             7
   Hutchinson Technology, Inc. *             6,315                           112
   InFocus Corp. *                           9,800                           128
   Integral Systems, Inc. *                  2,400                            43
   Intergraph Corp. *                       12,500                           112
   InterVoice-Brite, Inc. *                  7,500                            78
   Iomega Corp. *                           67,900                            83
   Ixia *                                   10,600                            67
   Kronos, Inc. *                            3,175                           130
   Lexar Media, Inc. *                       8,300                             8
   Manhattan Associates, Inc. *              3,600                            61
   Maxwell Technologies, Inc.                2,600                            17
   MCSi, Inc. *                              2,700                            43
   Mercury Computer Systems, Inc. *          4,600                           173
   Micros Systems, Inc. *                    4,400                            78
   MTS Systems Corp.                         5,200                            60
   Netscout Systems, Inc. *                  4,300                            18
   Nuance Communications, Inc. *             6,700                            44
   NYFIX, Inc. *                             6,100                            87
   PEC Solutions, Inc. *                       400                             7
   Perot Systems Corp., Class A *           15,500                           250

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 50 NORTHERN FUNDS SEMIANNUAL REPORT


                                                               SEPTEMBER 30,2001

                                            NUMBER                      VALUE
                                           OF SHARES                    (000S)

COMMON STOCKS - 96.8% - (CONTINUED)
COMPUTERS - 2.0% - (CONTINUED)
   Pomeroy Computer Resources, Inc. *        2,500                     $      30
   Radiant Systems, Inc. *                   3,850                            39
   Radisys Corp. *                           4,000                            48
   Rainbow Technologies, Inc. *              5,800                            20
   Read-Rite Corp. *                        29,900                            88
   SCM Microsystems, Inc. *                  3,900                            24
   Silicon Graphics, Inc. *                 49,100                            23
   Silicon Storage Technology,              19,200                            89
   Inc. *
   SONICblue, Inc. *                        20,800                            23
   Sykes Enterprises, Inc. *                 5,700                            32
   Synplicity, Inc. *                        2,600                            15
   Syntel, Inc. *                            1,300                            11
   Systems & Computer Technology             7,766                            70
   Corp. *
   Talx Corp.                                2,970                            63
   Viewpoint Corp. *                         9,800                            33
   Virage Logic Corp. *                      2,200                            24
   Wave Systems Corp., Class A *            12,600                            21
   Western Digital Corp. *                  44,500                            97
   Xanser Corp.                              7,400                            14
   Xybernaut Corp. *                        11,600                            23
--------------------------------------------------------------------------------
                                                                           3,541
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 0.0%
   Revlon, Inc., Class A *                   2,000                            11
--------------------------------------------------------------------------------
   DISTRIBUTION/WHOLESALE - 0.6%
   Advanced Marketing  Services,Inc.         3,150                            48
   Aviall, Inc.                              4,600                            28
   Bell Microproducts, Inc. *                3,500                            27
   Brightpoint, Inc. *                      14,024                            43
   Building Material Holding Corp.*          3,300                            46
   Daisytek International Corp. *            3,900                            44
   Handleman Co.                             6,200                            87
   Hughes Supply, Inc.                       5,875                           131
   Owens & Minor, Inc.                       8,462                           172
   Scansource, Inc. *                        1,400                            63
   SCP Pool Corp.  *                         4,950                           106
   United Stationers, Inc.                   8,000                           239
   Watsco, Inc.                              4,250                            56
   WESCO International, Inc. *               5,000                            26
--------------------------------------------------------------------------------
                                                                           1,116
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.2%
   Advanta Corp., Class A                    5,500                            52
   Affiliated Managers Group, Inc. *         5,600                     $     318
   BKF Capital Group, Inc.                   1,500                            40
   Charter Municipal Mortgage Acceptance Co. 7,800                           125
   Cityscape Financial Corp. *               3,800                             -
   CompuCredit Corp. *                       2,800                            20
   Credit Acceptance Corp. *                 3,200                            28
   Doral Financial Corp.                     9,400                           365
   DVI, Inc. *                               3,100                            53
   Federal Agricultural Mortgage Corp.,
   Class A *                                 2,000                            67
   Financial Federal Corp. *                 2,700                            66
   Finova Group, Inc. *                     13,800                            15
   Friedman, Billings, Ramsey Group, Inc.,
   Class A *                                 5,700                            29
   Gabelli Asset Management, Inc., Class A * 1,300                            48
   Jefferies Group, Inc.                     5,600                           185
   Medallion Financial Corp.                 3,400                            28
   MicroFinancial, Inc.                      1,800                            25
   New Century Financial Corp. *             2,200                            22
   Raymond James Financial Corp.             9,500                           258
   Southwest Securities Group, Inc.          3,377                            58
   Student Loan Corp.                        1,000                            70
   Tucker Anthony Sutro Corp.                4,700                           112
   Westcorp, Inc.                            2,681                            46
   WFS Financial, Inc. *                     2,700                            48
   World Acceptance Corp. *                  3,000                            21
--------------------------------------------------------------------------------
                                                                           2,099
--------------------------------------------------------------------------------
   ELECTRIC - 2.0%
   Avista Corp.                             11,900                           162
   Bangor Hydro-Electric Co.                 1,800                            48
   Central Vermont Public Service Corp.      2,900                            51
   CH Energy Group, Inc.                     4,100                           166
   Cleco Corp.                              10,400                           214
   DQE, Inc.                                14,000                           269
   El Paso Electric Co.                     13,000                           171
   Empire District Electric Co.              4,400                            90
   Hawaiian Electric Industries, Inc.        8,200                           320
   Madison Gas & Electric Co.                4,025                           101
   Montana Power Co.                        26,100                           137
   Newpower Holdings, Inc. *                11,200                            35
   Northwestern Corp.                        5,900                           130
   Otter Tail Power Co.                      6,100                           173
   Public Service Co. of New Mexico          9,800                           247
   RGS Energy Group, Inc.                    8,700                           337

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 51 EQUITY FUNDS


EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

SMALL CAP INDEX FUND (CONTINUED)


                                            NUMBER                      VALUE
                                           OF SHARES                    (000S)


COMMON STOCKS - 96.8% - (CONTINUED)
ELECTRIC - 2.0%
   Sierra Pacific Resources                 24,888                     $     376
   UIL Holdings Corp.                        3,100                           148
   Unisource Energy    Corp.                 7,820                           109
   WPS Resources Corp.                       6,700                           231
--------------------------------------------------------------------------------
                                                                           3,515
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
   Active Power, Inc. *                      7,900                            40
   Advanced Energy Industries, Inc. *        4,600                            76
   American Superconductor Corp. *           5,100                            48
   Ametek, Inc.                              8,300                           218
   Artesyn Technologies, Inc. *              8,491                            46
   Beacon Power Corp. *                      7,000                            11
   Belden, Inc.                              6,200                           116
   C&D Technologies, Inc.                    6,600                           121
   Encore Wire Corp. *                       3,300                            43
   Energy Conversion Devices, Inc. *         3,200                            53
   General Cable Corp.                       8,200                            81
   Intermagnetics General Corp. *            3,462                            80
   Littelfuse, Inc. *                        4,600                           102
   Medis Technologies Ltd. *                 2,200                            14
   Powell Industries, Inc. *                 1,600                            36
   Proton Energy Systems, Inc. *             8,300                            39
   Rayovac Corp. *                           5,100                            78
   Research Frontiers, Inc. *                2,500                            41
   SLI, Inc.                                 6,125                            16
   Tripath Technology, Inc. *                3,900                            2
   UCAR International, Inc. *               13,700                           122
   Universal Display Corp. *                 3,800                            27
   Valence Technology, Inc. *                8,100                            29
   Vicor Corp. *                             5,700                            80
   Wilson Greatbatch Technologies, Inc. *    2,100                            61
--------------------------------------------------------------------------------
                                                                           1,580
--------------------------------------------------------------------------------
ELECTRONICS - 3.0%
   ACT Manufacturing, Inc. *                 2,600                            11
   Analogic Corp.                            1,700                            69
   BEI Technologies, Inc.                    2,700                            43
   Bel Fuse, Inc., Class B                   2,200                            43
   Benchmark Electronics, Inc. *             4,900                            81
   BMC Industries, Inc.                      6,800                            14
   Brady Corp., Class A                      4,469                           133
   Checkpoint Systems, Inc. *                7,400                            81
   Coherent, Inc. *                          7,100                           202
   Convera Corp. *                           5,100                     $      12
   CTS Corp.                                 7,180                           106
   Cubic Corp.                               1,300                            45
   Cymer, Inc. *                             7,700                           129
   Daktronics, Inc. *                        3,500                            31
   DDi Corp. of California *                10,400                            81
   Dionex Corp. *                            4,900                           124
   DSP Group, Inc. *                         6,000                           120
   Duraswitch Industries, Inc. *             1,200                            12
   Electro Scientific Industries, Inc. *     6,800                           149
   Electroglas, Inc. *                       5,300                            66
   Excel Technology, Inc. *                  2,100                            33
   FEI Co. *                                 3,800                            83
   Fisher Scientific International, Inc.    13,600                           345
   Flir Systems, Inc. *                      2,700                           111
   GenRad, Inc.                              7,200                            23
   II-VI, Inc. *                             2,600                            34
   Indentix, Inc. *                          7,700                            63
   Interlogix, Inc. *                        4,912                           119
   Itron, Inc. *                             3,600                            83
   Keithley Instruments, Inc.                1,500                            21
   LeCroy Corp. *                            1,800                            35
   Manufacturers Services Ltd. *             3,900                            16
   Measurement Specialties, Inc. *           2,400                            24
   Mechanical Technology, Inc. *             4,800                            17
   Merix Corp. *                             3,200                            45
   Methode Electronics, Inc., Class A        8,442                            64
   Molecular Devices Corp. *                 4,000                            75
   Moog, Inc.,  Class A                      3,150                            71
   Nanometrics, Inc. *                       1,800                            32
   NU Horizons Electronics Corp. *           3,700                            28
   Packard BioScience Co. *                 16,200                           128
   Park Electrochemical Corp.                4,200                            91
   Paxar Corp. *                             9,020                           115
   Pemstar, Inc. *                           5,200                            60
   Photon Dynamics, Inc. *                   3,200                            74
   Planar Systems, Inc. *                    2,600                            52
   Recoton Corp. *                           2,400                            30
   Rogers Corp.                              3,900                           110
   SBS Technologies, Inc. *                  3,600                            40
   Sensormatic Electronics Corp. *          19,900                           469
   Spectra-Physics Lasers, Inc. *              900                            16

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 52 NORTHERN FUNDS SEMIANNUAL REPORT


                                                               SEPTEMBER 30,2001

                                             NUMBER                     VALUE
                                           OF SHARES                    (000S)

COMMON STOCKS - 96.8% - (CONTINUED)

ELECTRONICS - 3.0% - (CONTINUED)
   Stoneridge, Inc. *                        3,100                     $      22
   Technitrol, Inc.                          7,600                           169
   Thomas & Betts Corp. *                   14,600                           255
   Trimble Navigation Ltd. *                 6,200                            94
   TTM Technologies, Inc. *                  2,900                            18
   Universal Electronics, Inc. *             3,500                            53
   Varian, Inc. *                            7,800                           199
   Viasystems Group, Inc. *                 13,700                            9
   Watts Industries, Inc., Class A           3,900                            51
   Woodhead Industries, Inc.                 2,700                            40
   Woodward Governor Co.                     2,200                           107
   X-Rite, Inc.                              4,300                            34
   Zygo Corp. *                              3,700                            38
--------------------------------------------------------------------------------
                                                                           5,148
--------------------------------------------------------------------------------
ENERGY-ALTERNATE SOURCES - 0.2%
   Covanta Energy Corp. *                   12,500                           146
   FuelCell Energy, Inc. *                   6,700                            99
   H Power Corp. *                           6,300                            20
   Headwaters, Inc. *                        5,900                            65
   Millennium Cell, Inc. *                   4,000                            15
   Syntroleum Corp. *                        5,400                            25
--------------------------------------------------------------------------------
                                                                             370
--------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.4%
   Dycom Industries, Inc. *                 10,800                           125
   EMCOR Group, Inc. *                       2,700                            86
   Granite Construction, Inc.                7,862                           202
   Insituform Technologies, Inc. *           5,900                           101
   Perini Corp.                              2,800                            18
   Pitt-Des Moines, Inc.                     1,100                            33
   URS Corp.                                 3,300                            76
--------------------------------------------------------------------------------
                                                                             641
--------------------------------------------------------------------------------
ENTERTAINMENT - 0.7%
   Alliance Gaming Corp. *                   3,700                            52
   AMC Entertainment, Inc.                   4,700                            49
   Anchor Gaming *                           3,400                           141
   Argosy Gaming Co. *                       5,700                           149
   Championship Auto Racing Teams, Inc. *    3,000                            42
   Churchill Downs, Inc.                       700                            19
   Dover Downs Entertainment, Inc.           4,100                            51
   Gaylord Entertainment Co. *               5,500                           111
   Gtech Holdings Corp. *                    7,100                           245
   Isle of Capri Casinos, Inc. *             4,800                     $      34
   Liberty Livewire Corp., Class A *         1,400                             9
   Magna Entertainment Corp. *               5,700                            35
   Penn National Gaming, Inc. *              2,200                            36
   Pinnacle Entertainment, Inc.              4,700                            28
   Scientific Games Corp. *                  4,000                            16
   Shuffle Master, Inc. *                    4,300                            54
   Speedway Motorsports, Inc. *              3,300                            66
   Steinway Musical Instruments *            1,500                            22
   Trendwest Resorts, Inc. *                 1,200                            30
   Vail Resorts, Inc. *                      2,000                            28
   Zomax, Inc. *                             7,200                            39
--------------------------------------------------------------------------------
                                                                           1,256
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.5%
   Calgon Carbon Corp.                       8,300                            63
   Casella Waste Systems, Inc., Class A *    4,500                            50
   Catalytica Energy Systems, Inc. *         4,300                            33
   Ionics, Inc. *                            4,400                            97
   Mine Safety Appliances Co.                2,200                            99
   Stericycle, Inc. *                        3,400                           142
   Tetra Tech, Inc. *                        9,793                           216
   TRC Cos., Inc. *                          1,300                            47
   Waste Connections, Inc. *                 6,800                           184
--------------------------------------------------------------------------------
                                                                             931
--------------------------------------------------------------------------------
FINANCIAL - 0.1%
   Connecticut Bancshares, Inc.              2,800                            62
   SoundView Technology Group, Inc. *       13,400                            27
   Triad Guaranty, Inc. *                    1,700                            59
--------------------------------------------------------------------------------
                                                                             148
--------------------------------------------------------------------------------
FOOD - 2.4%
   American Italian Pasta Co., Class A *     4,200                           182
   Arden Group, Inc. *                         400                            18
   Aurora Foods, Inc. *                      6,100                            24
   Corn Products International, Inc.         8,900                           256
   Dean Foods Co.                            9,000                           416
   Del Monte Foods Co. *                     6,300                            49
   Dole Food Co.                            10,600                           227
   Dreyer's Grand Ice Cream, Inc.            4,900                           142
   Fleming Cos., Inc.                       10,400                           307
   Flowers Foods, Inc. *                     4,200                           152
   Great Atlantic & Pacific Tea Co. *        4,800                            69

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 53 EQUITY FUNDS


EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

SMALL CAP INDEX FUND (CONTINUED)

                                             NUMBER                     VALUE
                                           OF SHARES                    (000S)
COMMON STOCKS - 96.8% - (CONTINUED)
FOOD - 2.4% - (CONTINUED)
   Green Mountain Coffee, Inc. *             1,100                     $      25
   Hain Celestial Group, Inc. *              5,800                           107
   Ingles Markets, Inc., Class A             2,500                            30
   International Multifoods Corp. *          3,900                            75
   Interstate Bakeries Corp.                 7,100                           181
   J & J Snack Foods Corp. *                 1,500                            28
   Lance, Inc.                               6,000                            80
   Nash-Finch Co.                            2,700                            92
   Pathmark Stores, Inc. *                   7,600                           181
   Performance Food Group Co. *              9,200                           262
   Pilgrims Pride Corp., Class B             3,800                            52
   Purina Mills, Inc. *                      1,500                            33
   Ralcorp Holdings, Inc. *                  7,500                           146
   Riviana Foods, Inc.                       1,500                            26
   Ruddick Corp.                             7,600                           116
   Sanderson Farms, Inc.                     1,200                            17
   Seaboard Corp.                              100                            21
   Sensient Technologies Corp., Class A     12,100                           225
   Smucker (J.M.) (The) Co.                  4,800                           123
   Spartan Stores, Inc. *                    4,900                            60
   Steak n Shake Co.                         5,504                            55
   Suiza Foods Corp. *                       6,200                           391
   United Natural Foods, Inc. *              2,300                            42
   Wild Oats Markets, Inc. *                 4,050                            32
--------------------------------------------------------------------------------
                                                                           4,242
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.6%
   Buckeye Technologies, Inc. *              5,400                            54
   Caraustar Industries, Inc.                6,500                            60
   Chesapeake Corp.                          3,800                            98
   Deltic Timber Corp.                       2,500                            63
   Glatfelter (P.H.) Co.                     3,200                            49
   Louisiana-Pacific Corp.                  26,200                           170
   Pope & Talbot, Inc.                       3,900                            50
   Potlatch Corp.                            7,100                           192
   Rock-Tenn Co.,   Class A                  2,940                            32
   Schweitzer-Mauduit International, Inc.    3,700                            88
   Wausau-Mosinee Paper Corp.               11,642                           136
--------------------------------------------------------------------------------
                                                                             992
--------------------------------------------------------------------------------
GAS - 1.8%
  AGL Resources, Inc.                       13,800                           276
  Atmos Energy Corp.                        10,222                           221
  Cascade Natural Gas Corp.                  2,800                            60
  Energen Corp.                              7,000                     $     157
  Laclede Gas Co.                            4,700                           113
  New Jersey Resources Corp.                 4,500                           199
  Northwest Natural  Gas Co.                 6,350                           148
  ONEOK, Inc.                               13,300                           220
  Peoples Energy Corp.                       8,900                           354
  Piedmont Natural Gas Co., Inc.             7,600                           237
  Semco Energy, Inc.                         4,575                            66
  South Jersey Industries, Inc.              2,913                            89
  Southern Union Co.                         8,446                           177
  Southwest Gas Corp.                        7,300                           155
  Southwestern Energy Co. *                  6,300                            75
  UGI Corp.                                  6,886                           187
  Westport Resources Corp. *                 7,250                           110
  WGL Holdings, Inc.                        12,200                           328
--------------------------------------------------------------------------------
                                                                           3,172
--------------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.4%
  Baldor Electric Co.                        5,953                           118
  Franklin Electric Co., Inc.                1,100                            79
  Kennametal, Inc.                           7,700                           246
  Lincoln Electric Holdings, Inc.            7,900                           174
  Milacron, Inc.                             3,900                            47
  Regal-Beloit Corp.                         4,800                            87
--------------------------------------------------------------------------------
                                                                             751
--------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 3.4%
  Abiomed, Inc. *                            3,600                            63
  Advanced Neuromodulation Systems, Inc. *   1,700                            35
  Align Technology, Inc. *                   2,500                             6
  American Medical Systems Holdings, Inc. *  7,900                           151
  Arrow International, Inc.                  2,900                           108
  Arthrocare Corp. *                         5,000                            98
  Aspect Medical Systems, Inc. *             3,200                            35
  ATS Medical, Inc. *                        5,600                            22
  Biosite Diagnostics, Inc. *                3,100                            75
  Britesmile, Inc. *                         3,600                            22
  Bruker Daltonics, Inc. *                  11,500                           191
  Cardiodynamics International Corp. *       7,300                            35
  Cerus Corp. *                              2,900                           137
  Closure Medical Corp. *                    1,300                            25
  Columbia Laboratories, Inc. *              6,300                            28
  Computerized Thermal Imaging, Inc. *      15,900                            36
  Conceptus, Inc. *                          2,100                            37

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 54 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                   NUMBER     VALUE
                                                 OF SHARES   (000S)
                                                 ---------   ------

COMMON STOCK - 96.8% - (CONTINUED)
HEALTHCARE-PRODUCTS - 3.4% - (CONTINUED)
  Conmed Corp. *                                   5,925    $ 105
  Cooper Cos., Inc.                                3,500      164
  Cyberonics, Inc. *                               4,900       77
  Datascope Corp.                                  2,900      113
  Diagnostic Products Corp.                        5,400      228
  Edwards Lifesciences Corp. *                    14,800      332
  Endocare, Inc. *                                 3,200       56
  Haemonetics Corp. *                              5,000      173
  I-Stat Corp. *                                   4,500       28
  ICU Medical, Inc. *                              1,500       60
  IDEXX Laboratories, Inc. *                       8,400      196
  Igen International, Inc. *                       3,100       85
  Imatron, Inc. *                                 23,500       42
  Inamed Corp. *                                   3,900       66
  Intuitive Surgical, Inc. *                       7,700       48
  Invacare Corp.                                   5,212      211
  Inverness Medical Technology, Inc. *             6,600      244
  Luminex Corp. *                                  4,000       55
  Med-Design Corp. *                               1,900       27
  Mentor Corp.                                     5,400      137
  Microvision, Inc. *                              2,500       32
  North American Scientific, Inc. *                1,800       20
  Novoste Corp. *                                  3,700       22
  Ocular Sciences, Inc. *                          4,200       85
  OraSure Technologies, Inc. *                     6,500       67
  PolyMedica Corp. *                               2,900       44
  Possis Medical, Inc. *                           4,200       49
  PSS World Medical, Inc. *                       17,850      170
  Respironics, Inc. *                              7,661      272
  Sola International, Inc. *                       5,700       86
  SonoSite, Inc. *                                 2,600       53
  SRI/Surgical Express, Inc. *                       500       15
  Steris Corp. *                                  16,400      322
  Sybron Dental Specialties, Inc. *                9,500      177
  Techne Corp. *                                  10,400      306
  Thoratec Corp. *                                 8,885      147
  TriPath Imaging, Inc. *                          6,300       27
  Urologix, Inc. *                                 2,700       37
  Vasomedical, Inc. *                             14,400       44
  Ventana Medical Systems, Inc. *                  3,000       61
  Vidamed, Inc. *                                  9,000       34
  Visx, Inc. *                                    12,500      165
  Vital Signs, Inc.                                1,300       40
  Vysis, Inc. *                                      900       18
  West Pharmaceutical Services, Inc.               2,476       61
  Zoll Medical Corp. *                             2,200       78
-----------------------------------------------------------------
                                                            5,983
-----------------------------------------------------------------
HEALTHCARE-SERVICES - 2.5%
  Allscripts Healthcare Solutions, Inc. *          7,800       33
  American Healthways, Inc. *                      1,800       63
  Ameripath, Inc. *                                5,800      152
  Amsurg Corp. *                                   5,000      138
  Apria Healthcare Group, Inc. *                  10,200      264
  Beverly Enterprises, Inc. *                     24,400      249
  Cobalt Corp.                                     2,300       12
  Covance, Inc. *                                 14,800      265
  Coventry Health Care, Inc. *                    16,400      387
  Dianon Systems, Inc. *                           1,300       65
  Dynacq International, Inc. *                     1,100       17
  Gentiva Health Services, Inc. *                  4,600       83
  Impath, Inc. *                                   4,000      138
  LifePoint Hospitals, Inc. *                      9,700      427
  Magellan Health Services *                       6,000       69
  Mid Atlantic Medical Services, Inc. *           11,800      248
  National Healthcare Corp. *                      2,000       31
  Option Care, Inc. *                              1,500       23
  PacifiCare Health Systems, Inc. *                7,000       88
  Pediatrix Medical Group, Inc. *                  5,100      208
  Procurenet, Inc. *                               7,500        -
  Province Healthcare Co. * 17,850170              7,900      290
  RehabCare Group, Inc. *                          4,000      174
  Renal Care Group, Inc. *                        12,125      373
  Rightchoice Managed Care, Inc. *                 1,000       50
  Select Medical Corp. *                           2,300       36
  Sierra Health Services *                         6,100       51
  Specialty Laboratories *                         1,300       36
  Sunrise Assisted Living, Inc. *                  4,400      114
  U.S. Physical Therapy, Inc. *                    1,100       18
  Urocor, Inc. *                                   2,300       40
  US Oncology, Inc. *                             23,806      177
-----------------------------------------------------------------
                                                            4,319
-----------------------------------------------------------------
HOLDING COMPANIES - DIVERSIFIED - 0.1%
  Resource America, Inc.                           3,900       35
  Terremark Worldwide, Inc. *                     38,200       19

SEE NOTES TO THE FINANCIAL STATEMENTS.

                               NORTHERN FUNDS SEMIANNUAL REPORT 55 EQUITY FUNDS


EQUITY FUNDS

SCHEDULE INVESTMENTS (UNAUDITED)

SMALL CAP INDEX FUND (CONTINUED)

                                                 NUMBER      VALUE
                                                 OF SHARES   (000S)
                                                 ---------   ------
COMMON STOCKS - 96.8% - (CONTINUED)

HOLDING COMPANIES - DIVERSIFIED - 0.1% -
(CONTINUED)
  Triarc Cos., Inc.                                3,001    $  69
  Walter Industries, Inc.                          7,700       69
-----------------------------------------------------------------
                                                              192
-----------------------------------------------------------------
HOME BUILDERS - 1.1%
  Beazer Homes USA, Inc. *                         2,200      107
  Champion Enterprises, Inc. *                    12,008       83
  Coachmen Industries, Inc.                        3,600       32
  Crossmann Communities, Inc. *                    1,700       45
  Fleetwood Enterprises, Inc.                      8,200       92
  Hovnanian Enterprises, Inc. *                    3,400       39
  KB HOME                                          8,900      253
  M/I Schottenstein Homes, Inc.                    1,500       51
  MDC Holdings, Inc.                               4,180      116
  Meritage Corp.                                     800       29
  Monaco Coach Corp. *                             5,700       81
  Newmark Homes Corp. *                              600        6
  NVR, Inc.                                        1,600      225
  Palm Harbor Homes, Inc. *                        4,112       77
  Ryland Group, Inc.                               3,400      162
  Schuler Homes, Inc. *                            7,500       91
  Skyline Corp.                                    1,600       43
  Standard Pacific Corp.                           6,500      127
  Thor Industries, Inc.                            1,599       44
  Toll Brothers, Inc. *                            5,800      172
  Winnebago Industries, Inc.                       3,200       69
-----------------------------------------------------------------
                                                            1,944
-----------------------------------------------------------------
HOME FURNISHINGS - 0.6%
  American Woodmark Corp.                          1,400       41
  Applica, Inc.                                    4,353       37
  Bassett Furniture Industries, Inc.               2,600       36
  Bush Industries, Inc., Class A                   2,050       18
  Fedders Corp.                                    6,100       24
  Furniture Brands International, Inc. *          12,700      247
  Harman International Industries, Inc.            8,030      269
  Kimball International, Inc., Class B             8,700      115
  La-Z-Boy, Inc.                                  12,100      191
  Parkervision, Inc. *                             2,100       38
  Salton, Inc. *                                   1,500       13
  Stanley Furniture Co., Inc. *                    1,300       31
-----------------------------------------------------------------
                                                            1,060
-----------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 1.1%
  Blyth, Inc.                                      8,200      163
  Church & Dwight, Inc.                            9,200      238
  CSS Industries, Inc. *                           1,000       25
  Dial Corp.                                      23,800      394
  Fossil, Inc. *                                   3,200       50
  Harland (John H.) Co.                            7,300      160
  New England Business Service, Inc.               2,800       49
  Pennzoil-Quaker State Co.                       19,900      223
  Playtex Products, Inc. *                         6,700       68
  Russ Berrie & Co., Inc.                          2,300       61
  Scotts (The) Co., Class A *                      3,900      133
  Standard Register Co.                            3,300       48
  Tupperware Corp.                                13,000      259
  Yankee Candle Co., Inc. *                        3,800       65
-----------------------------------------------------------------
                                                            1,936
-----------------------------------------------------------------
HOUSEWARES - 0.2%
  Libbey, Inc.                                     3,800      123
  Metromedia International Group, Inc. *          18,571       22
  National Presto Industries, Inc.                 1,200       32
  Oneida Ltd.                                      3,570       51
  Toro Co.                                         3,200      135
-----------------------------------------------------------------
                                                              363
-----------------------------------------------------------------
INSURANCE - 2.9%
  Alfa Corp.                                       9,800      216
  American Physicians Capital, Inc. *              2,800       58
  AmerUs Group Co.                                10,800      380
  Argonaut Group, Inc.                             5,400       88
  Baldwin & Lyons, Inc., Class B                   1,600       31
  Brown & Brown, Inc.                              5,200      271
  Capitol Transamerica Corp.                       2,300       38
  Citizens, Inc. *                                 4,900       50
  CNA Surety Corp.                                 3,800       51
  Commerce Group, Inc.                             6,300      239
  Crawford & Co., Class B                          8,750      109
  Delphi Financial Group, Inc., Class A            3,319      112
  FBL Financial Group, Inc., Class A               2,900       48
  First American Corp.                            17,094      346
  Fremont General Corp.                           14,400       79
  Great American Financial Resources,Inc.          1,460       26
  Harleysville Group, Inc.                         7,400      178
  HealthExtras, Inc. *                             2,900       15

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 56 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                               NUMBER      VALUE
                                               OF SHARES   (000S)
                                               ---------   ------
COMMON STOCKS - 96.8% - (CONTINUED)

INSURANCE - 2.9% - (CONTINUED)
  Hilb, Rogal & Hamilton Co.                     3,500    $ 160
  Horace Mann Educators Corp.                   10,200      180
  Kansas City Life Insurance Co.                 1,500       53
  Landamerica Financial Group, Inc.              4,700      156
  Liberty Corp.                                  4,200      167
  MEEMIC Holdings, Inc. *                          300        7
  Midland Co.                                    1,000       41
  National Western Life Insurance Co., Class A *   500       51
  Nymagic, Inc.                                    800       13
  Ohio Casualty Corp. *                         14,000      182
  Philadelphia Consolidated Holding Co. *        2,500       87
  Pico Holdings, Inc. *                          2,700       30
  PMA Capital Corp., Class A                     4,200       76
  Presidential Life Corp.                        5,400       98
  ProAssurance Corp. *                           5,746       86
  RLI Corp.                                      1,663       68
  SCPIE Holdings, Inc.                           2,200       35
  Selective Insurance Group, Inc.                6,400      149
  Stancorp Financial Group, Inc.                 7,700      373
  State Auto Financial Corp.                     3,100       41
  Stewart Information Services Corp. *           3,100       60
  UICI *                                         9,600      131
  United Fire & Casualty Co.                     1,600       41
  Universal American Financial Corp. *          11,200       62
  Vesta Insurance Group, Inc.                    8,300      109
  W.R. Berkley Corp.                             4.750      228
  Zenith National Insurance Corp.                2,100       52
---------------------------------------------------------------
                                                          5,071
---------------------------------------------------------------
INTERNET - 2.5%
  1-800 Contacts, Inc. *                         1,700       21
  1-800-FLOWERS.COM, Inc. *                      2,100       25
  Agile Software Corp. *                         7,700       70
  Akamai Technologies, Inc. *                   18,300       53
  Alloy Online, Inc. *                           2,200       27
  America Online Latin America, Inc. *           5,600       18
  Answerthink, Inc. *                            9,600       45
  Art Technology Group, Inc. *                  13,600       10
  AsiaInfo Holdings, Inc. *                      6,700       80
  Avocent Corp. *                               11,185      166
  Cacheflow, Inc. *                              5,500        8
  Centillium Communications, Inc. *              6,400       39
  Centra Software, Inc. *                        5,400       46
  Cheap Tickets, Inc. *                          2,800  $    46
  Chordiant Software, Inc. *                     7,200       13
  Clarent Corp. *                                7,200       38
  Click Commerce, Inc. *                         4,400        7
  Commerce One, Inc. *                          71,700      176
  Corillian Corp. *                              4,900       10
  Covad Communications Group, Inc. *             1,100        -
  Digex, Inc., Class A *                         5,500       18
  Digital Insight Corp. *                        6,500       75
  Digitalthink, Inc. *                           4,900       38
  Digitas, Inc. *                                2,200        5
  Divine, Inc., Class A *                       27,000       17
  Docent, Inc. *                                 9,200       19
  E.piphany, Inc. *                             15,500       66
  Engage, Inc. *                                11,000        3
  Entrust Technologies, Inc. *                  11,900       34
  eSPEED, Inc., Class A *                        4,000        4
  Extensity, Inc. *                              3,700       10
  F5 Networks, Inc. *                            4,700       44
  Freemarkets, Inc. *                            7,400       78
  FrontLine Capital Group *                      7,600        1
  FTD.com, Inc., Class A *                       2,100        8
  Genuity, Inc., Class A *                      38,000       60
  Global Sports, Inc. *                          3,000       35
  GlobalSCAPE, Inc. *                              285        -
  GoTo.com, Inc. *                               4,900       62
  HotJobs.com Ltd. *                             6,300       38
  I-many, Inc. *                                 8,700       20
  Ibasis, Inc. *                                 8,300        3
  IndyMac Bancorp, Inc. *                       15,200      412
  Infospace, Inc. *                             61,300       88
  Inktomi Corp. *                               28,700       79
  Interland, Inc. *                              9,600       10
  Internap Network Services Corp. *             37,800       38
  Internet Capital Group, Inc. *                47,700       19
  ITXC Corp. *                                   5,900       15
  Kana Communications, Inc. *                   36,750       13
  Keynote Systems, Inc. *                        5,900       45
  Liberate Technologies *                       26,400      263
  Loudcloud, Inc. *                              6,200        7
  Macromedia, Inc. *                            14,500      176
  Matrixone, Inc. *                              7,500       41

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 57 EQUITY FUNDS


EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

SMALL CAP INDEX FUND (CONTINUED)

                                            NUMBER     VALUE
                                           OF SHARES   (000S)
COMMON STOCKS - 96.8% - (CONTINUED)

INTERNET - 2.5% - (CONTINUED)
  McAfee.com Corp. *                         1,300     $ 15
  Multex.com, Inc. *                         6,800       14
  Net.B@nk, Inc. *                           6,500       54
  Net2Phone, Inc. *                          4,200       13
  Netegrity, Inc. *                          5,950       51
  Netratings, Inc. *                         1,800       19
  NextCard, Inc. *                           8,100       52
  PC-Tel, Inc. *                             3,400       26
  Pegasus Solutions, Inc. *                  6,100       51
  Portal Software, Inc. *                   24,600       37
  Priceline.com, Inc. *                     25,700       97
  Prodigy Communications Corp., Class A *    3,900       21
  ProQuest Co. *                             3,400      112
  QRS Corp. *                                3,400       29
  Register.com, Inc. *                       4,800       48
  S1 Corp. *                                14,900      126
  Saba Software, Inc. *                      6,300       12
  Safeguard Scientifics, Inc. *             29,500       52
  Sapient Corp. *                           20,000       77
  Secure Computing Corp. *                   7,100       69
  Seebeyond Technology Corp. *               7,000       13
  Selectica, Inc. *                          4,300       10
  SkillSoft Corp. *                          1,200       19
  SonicWall, Inc. *                         10,200      121
  Stamps.com, Inc. *                         8,800       22
  StarMedia Network, Inc. *                 10,200        2
  Stellent, Inc. *                           4,700       68
  Support.com, Inc. *                        5,500       13
  TriZetto Group (The), Inc. *               5,600       49
  USinternetworking, Inc. *                 12,200        3
  Verity, Inc. *                             7,300       74
  VerticalNet, Inc. *                       17,100        6
  Vitria Technology, Inc. *                 17,700       36
  WatchGuard Technologies, Inc. *            5,400       41
  WebEx Communications, Inc. *               4,500       96
  webMethods, Inc. *                         5,900       41
  Websense, Inc. *                           4,100       45
  Zixit Corp.                                3,200       15
-----------------------------------------------------------
                                                      4,391
-----------------------------------------------------------
INVESTMENT COMPANIES - 0.1%
  American Capital Strategies Ltd.           7,500      205
-----------------------------------------------------------
IRON/STEEL - 0.3%
  Bethlehem Steel Corp.                     32,700       42
  Carpenter Technology Corp.                 4,800      107
  Cleveland Cliffs, Inc.                     2,400       35
  Gibraltar Steel Corp.                      1,400       21
  Oregon Steel Mills, Inc. *                 6,500       35
  Reliance Steel & Aluminum  Co.             5,950      141
  Roanoke Electric Steel Corp.               2,700       32
  Ryerson Tull, Inc.                         5,632       71
  Steel Dynamics, Inc. *                     6,300       62
-----------------------------------------------------------
                                                        546
-----------------------------------------------------------
LEISURE TIME - 0.4%
  Ambassadors International, Inc. *          1,700       28
  Arctic Cat, Inc.                           4,125       56
  Bally Total Fitness Holding Corp. *        6,700      136
  Direct Focus, Inc. *                       7,537      150
  K2, Inc.                                   4,500       27
  Navigant International, Inc. *             3,300       27
  Polaris Industries, Inc.                   5,800      223
  ResortQuest International, Inc. *          4,100       12
  WMS Industries, Inc.                       5,000       87
-----------------------------------------------------------
                                                        746
-----------------------------------------------------------
LODGING - 0.5%
  Ameristar Casinos, Inc. *                    700        9
  Aztar Corp. *                              8,800      115
  Boca Resorts, Inc., Class A *              7,300       73
  Boyd Gaming Corp. *                        7,400       33
  Choice Hotels International, Inc. *        8,600      142
  Crestline Capital Corp. *                  3,300       93
  Hollywood Casino Corp. *                   2,500       17
  Marcus Corp.                               4,425       53
  MTR Gaming Group, Inc. *                   4,800       44
  Prime Hospitality Corp.                   11,200       98
  Station Casinos, Inc. *                    9,600       81
  Wyndham International, Inc., Class A *    37,900       25
-----------------------------------------------------------
                                                        783
-----------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.2%
  Astec Industries, Inc. *                   3,800       50
  JLG Industries, Inc.                      10,500       96
  Terex Corp.                                6,800      121
-----------------------------------------------------------
                                                        267
-----------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 58 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                               NUMBER      VALUE
                                              OF SHARES    (000S)

COMMON STOCKS - 96.8% - (CONTINUED)
MACHINERY - DIVERSIFIED - 1.8%
  AGCO Corp.                                   16,600     $ 150
  Albany International Corp., Class A *         3,967        59
  Applied Industrial Technologies, Inc.         4,335        73
  Briggs & Stratton Corp.                       5,400       169
  Brooks Automation, Inc. *                     4,400       117
  Cognex Corp. *                                8,000       157
  Flow International Corp. *                    3,300        32
  Flowserve Corp. *                             9,489       187
  Gardner Denver, Inc. *                        3,650        81
  Gerber Scientific, Inc. *                     4,600        48
  Gorman-Rupp Co.                               1,800        35
  Graco, Inc.                                   7,832       237
  IDEX Corp.                                    7,675       212
  Imation Corp. *                               8,300       173
  Kadant, Inc. *                                3,120        40
  Lindsay Manufacturing Co.                     2,455        44
  Magnetek, Inc. *                              5,100        47
  Manitowoc Co. (The), Inc.                     6,250       151
  NACCO Industries, Inc., Class A               1,600        89
  Nordson Corp.                                 5,800       127
  Presstek, Inc. *                              7,700        48
  Robbins & Myers, Inc.                         1,900        47
  Satcon Technology Corp. *                     2,500        13
  Sauer-Danfoss, Inc.                           2,500        20
  Stewart & Stevenson Services, Inc.            6,300       152
  Surebeam Corp. *                              1,700        14
  Tecumseh Products Co., Class A                3,800       173
  Tennant Co.                                   2,300        81
  Thomas Industries, Inc.                       3,823        82
  Unova, Inc. *                                11,200        50
  Zebra Technologies Corp., Class A *           6,700       251
---------------------------------------------------------------
                                                          3,159
---------------------------------------------------------------
MEDIA - 1.4%
  4Kids Entertainment, Inc. *                   2,100        42
  Ackerley Group, Inc. *                        3,700        40
  ACTV, Inc. *                                 10,100        21
  Beasley Broadcast Group, Inc., Class A *      1,900        19
  Crown Media Holdings, Inc., Class A *         4,200        43
  Cumulus Media, Inc., Class A *                7,400        51
  Digital Generation Systems, Inc. *            8,900        13
  Fisher Cos.,  Inc.                            1,000        52
  Gray Communications System                    2,300        35
  Information Holdings, Inc. *                  4,900        96
  Journal Register Co. *                        6,700       111
  Lee Enterprises, Inc.                        11,000       348
  Liberty Digital, Inc., Class A *              5,400        22
  Lodgenet Entertainment Corp. *                2,300        25
  Lynch Interactive Corp. *                       500        25
  Martha Stewart Living Omnimedia, Inc.,
  Class A *                                     2,100        31
  Media General, Inc., Class A                  3,100       134
  On Command Corp. *                            1,400         3
  Paxson Communications Corp. *                 7,900        57
  Pegasus Communications Corp. *               10,800        76
  Playboy Enterprises, Inc., Class B *          3,300        41
  Private Media Group, Inc. *                   3,600        28
  Pulitzer, Inc.                                2,100        93
  Regent Communications, Inc. *                 4,700        28
  Saga Communications, Inc. *                   2,425        42
  Salem Communications Corp. *                  2,200        43
  Scholastic Corp. *                            7,000       304
  Sinclair Broadcast Group, Inc., Class A *     6,100        49
  Sirius Satellite Radio, Inc. *               11,900        43
  Spanish Broadcasting System, Inc., Class A *  9,300        66
  TiVo, Inc. *                                  4,300        14
  UnitedGlobalCom, Inc. *                      19,200        45
  Value Line, Inc.                                400        15
  Wiley (John) & Sons, Inc., Class A           11,300       236
  World Wrestling Federation Entertainment,
  Inc. *                                        2,900        38
  XM Satellite Radio Holdings, Inc., Class A *  3,200        17
  Young Broadcasting, Inc., Class A *           3,800        55
---------------------------------------------------------------
                                                          2,401
---------------------------------------------------------------
METAL FABRICATION/HARDWARE - 0.7%
  Castle (A.M.) & Co.                           1,600        13
  CIRCOR International, Inc.                    2,200        33
  Commercial Metals Co.                         2,910        81
  Kaydon Corp.                                  7,000       147
  Ladish Co., Inc. *                            2,300        18
  Lawson Products, Inc.                         1,200        29
  Maverick Tube Corp. *                         8,500        77
  Mueller Industries, Inc. *                    7,400       212
  NN, Inc.                                      2,900        25
  NS Group, Inc.                                4,400        30
  Penn Engineering & Manufacturing Corp.        3,000        43
  Quanex Corp.                                  3,400        79

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 59 EQUITY FUNDS


EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

SMALL CAP INDEX FUND (CONTINUED)

                                                 NUMBER    VALUE
                                                OF SHARES  (000S)
COMMON STOCKS - 96.8% - (CONTINUED)
METAL FABRICATION/HARDWARE - 0.7% - (CONTINUED)
  ROHN Industries, Inc.                           4,300     $11
  Timken (The) Co.                               12,500     171
  Titanium Metals Corp. *                         4,900      16
  Valmont Industries, Inc.                        3,500      49
  Wolverine Tube, Inc. *                          2,300      23
  Worthington Industries, Inc.                   16,900     190
---------------------------------------------------------------
                                                          1,247
---------------------------------------------------------------
MINING - 0.3%
  Amcol International Corp.                       5,014      28
  Brush Engineered Materials, Inc. *              4,200      58
  Century Aluminum Co.                            3,100      25
  Kaiser Aluminum Corp. *                         7,600      20
  RTI International Metals, Inc.                  5,300      44
  Southern Peru Copper Corp.                      3,500      33
  Stillwater Mining Co. *                         9,750     196
  Tremont Corp.                                     300       8
  USEC, Inc.                                     20,200     130
---------------------------------------------------------------
                                                            542
---------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 2.3%
  A.O. Smith Corp.                                2,500      44
  Ameron International Corp.                        900      58
  Aptargroup, Inc.                                8,200     261
  Barnes Group, Inc.                              4,132      88
  Carlisle Cos., Inc.                             7,600     213
  Clarcor, Inc.                                   5,512     132
  Concord Camera Corp. *                          6,000      26
  CoorsTek, Inc. *                                2,100      52
  Cuno, Inc. *                                    3,850     107
  Donaldson Co., Inc.                             9,800     282
  Elizabeth Arden, Inc. *                         2,500      32
  ESCO Technologies, Inc. *                       2,700      67
  Federal Signal Corp.                           11,500     203
  Foamex International, Inc. *                    4,100      25
  GenTek, Inc.                                    1,000       3
  Griffon Corp. *                                 6,663      81
  Harsco Corp.                                   10,000     278
  Hexcel Corp.                                    5,607      22
  Lancaster Colony Corp.                          7,100     199
  Lydall, Inc. *                                  3,800      25
  Matthews International Corp., Class A           7,500     165
  Myers Industries, Inc.                          4,127      49
  Nanophase Technologies Corp. *                  2,900      13
  National Service Industries, Inc.              10,300     213
  NCH Corp.                                         600      24
  Osmonics, Inc. *                                2,700      34
  Pittston Brink's Group                         13,012     236
  Polaroid Corp. *                               11,400       6
  Quixote Corp.                                   1,500      32
  Roper Industries, Inc.                          7,400     266
  SPS Technologies, Inc. *                        2,434      74
  Standex International Corp.                     2,700      51
  Sturm Ruger & Co., Inc.                         4,900      51
  SurModics, Inc. *                               3,300     132
  Tredegar Corp.                                  3,950      67
  Trinity Industries, Inc.                        9,300     201
  U.S. Industries, Inc.                          18,700      43
  Wabtec Corp.                                    6,174      67
---------------------------------------------------------------
                                                          3,922
---------------------------------------------------------------
OFFICE FURNISHINGS - 0.0%
  CompX International, Inc.                         900       9
  Interface, Inc., Class A                       11,300      49
---------------------------------------------------------------
                                                             58
---------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 0.3%
  Global Imaging System, Inc. *                   1,700      29
  Ikon Office Solutions, Inc.                    35,600     275
  Wallace Computer Services, Inc.                 9,600     153
---------------------------------------------------------------
                                                            457
---------------------------------------------------------------
OIL & GAS - 0.3%
  3TEC Energy Corp. *                             3,400      49
  ATP Oil & Gas Corp. *                           1,500      10
  Chiles Offshores, Inc. *                        2,100      42
  Emex Corp. *                                    3,200      21
  Encore Acquisition Co. *                        1,800      27
  Energy Partners Ltd. *                          5,500      38
  Holly Corp.                                     2,100      38
  KCS Energy, Inc. *                              6,800      24
  Magnum Hunter Resources, Inc. *                 7,300      69
  Petroquest Energy, Inc. *                       5,600      28
  PYR Energy Corp. *                              3,600       7
  Quicksilver Resources, Inc. *                   2,000      27
  Range Resources Corp. *                        12,100      58
  Remington Oil & Gas Corp. *                     4,100      54
---------------------------------------------------------------
                                                            492
---------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 60 NORTHERN FUNDS SEMIANNUAL REPORT



                                                             SEPTEMBER 30, 2001

                                                 NUMBER    VALUE
                                               OF SHARES   (000S)

COMMON STOCKS - 96.8% - (CONTINUED)
OIL & GAS PRODUCERS - 1.7%
  Atwood Oceanics, Inc. *                        2,300    $  60
  Berry Petroleum Co., Class A                   4,200       65
  Brown (Tom), Inc. *                            8,300      174
  Cabot Oil & Gas Corp., Class A                 6,900      138
  Callon Petroleum Co. *                         2,200       15
  Chesapeake Energy Corp.                       35,218      199
  Clayton Williams Energy, Inc. *                1,100       10
  Comstock Resources, Inc. *                     5,800       34
  Denbury Resources, Inc. *                      4,800       40
  EEX Corp.                                      7,900       11
  Evergreen Resources, Inc. *                    4,200      143
  Frontier Oil Corp.                             6,500      111
  Grey Wolf, Inc. *                             35,900       65
  Houston Exploration Co. *                      2,400       60
  Key Energy Services, Inc. *                   23,800      151
  Key Production Co., Inc. *                     3,500       40
  McMoran Exploration Co. *                      3,300       18
  Meridian Resource Corp. *                      8,612       28
  Nuevo Energy Co. *                             3,700       52
  Parker Drilling Co. *                         21,700       67
  Patina Oil & Gas Corp.                         4,800      110
  Penn Virginia Corp.                            2,000       56
  Plains Resources, Inc. *                       6,000      156
  Prima Energy Corp. *                           2,400       53
  Prize Energy Corp. *                           1,000       17
  Pure Resources, Inc. *                         3,400       54
  Spinnaker Exploration Co. *                    4,800      170
  St. Mary Land & Exploration Co.                7,000      112
  Stone Energy Corp. *                           5,376      173
  Swift Energy Co. *                             5,790      119
  Tesoro Petroleum Corp.                         8,900      106
  Unit Corp. *                                   9,000       80
  Vintage Petroleum, Inc.                       12,200      193
  WD-40 Co.                                      3,970       82
  XTO Energy, Inc.                                 150        2
---------------------------------------------------------------
                                                          2,964
---------------------------------------------------------------
OIL & GAS SERVICES - 0.8%
  CAL Dive International, Inc. *                 8,200      137
  Carbo Ceramics, Inc.                           1,800       50
  Dril-Quip, Inc. *                              1,600       25
  Gulf Island Fabrication, Inc. *                1,900       16
  Hydril Co. *                                   3,200       45
  Input/Output, Inc. *                          11,400       93
  Lone Star Technologies, Inc. *                 6,300       78
  Lufkin Industries, Inc.                        1,400       32
  NATCO Group, Inc., Class A *                   2,300       18
  Newpark Resources, Inc. *                     16,480      111
  Oceaneering International, Inc. *              5,500       89
  Oil States International, Inc. *               2,500       16
  Osca, Inc. *                                   1,700       26
  RPC, Inc.                                      2,694       33
  Seacor Smit, Inc. *                            4,300      154
  Seitel, Inc.                                   5,000       50
  Superior Energy Services, Inc. *              11,000       65
  Tetra Technologies, Inc. *                     3,000       52
  Universal Compression Holdings, Inc. *         2,700       61
  Veritas DGC, Inc. *                            7,300       81
  W-H Energy Services, Inc. *                    5,300       75
---------------------------------------------------------------
                                                          1,307
---------------------------------------------------------------
PACKAGING & CONTAINERS - 0.6%
  AEP Industries, Inc.                             400       10
  Ball Corp.                                     6,900      413
  Crown Cork & Seal Co., Inc. *                 29,900       69
  Earthshell Corp. *                            11,600       26
  Greif Brothers Corp., Class A                  3,200       73
  Ivex Packaging Corp. *                         4,000       68
  Liqui-Box Corp.                                  700       29
  Longview Fibre Co.                            12,800      129
  Owens-Illinois, Inc. *                        36,800      148
  Silgan Holdings, Inc. *                        2,400       44
---------------------------------------------------------------
                                                          1,009
---------------------------------------------------------------
PHARMACEUTICALS - 4.0%
  3-Dimensional Pharmaceuticals, Inc. *          1,600       11
  Accredo Health, Inc. *                         6,450      235
  Adolor Corp. *                                 7,800      132
  Alpharma, Inc., Class A                        7,150      206
  Amylin Pharmaceuticals, Inc. *                14,200       79
  Antigenics, Inc. *                             3,600       46
  Array Biopharma, Inc. *                        3,700       33
  Atrix Labs, Inc. *                             4,600      108
  AVANIR Pharmaceuticals, Class A *             14,500       42
  AVI BioPharma, Inc. *                          3,800       28
  BioMarin Pharmaceuticals, Inc. *               5,500       54
  Biopure Corp. *                                3,900       72

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 61 EQUITY FUNDS


EQUITY FUNDS

SCHEDULE OF NVESTMENTS (UNAUDITED)

SMALL CAP INDEX FUND (CONTINUED)

                                                   NUMBER   VALUE
                                                 OF SHARES  (000S)

COMMON STOCKS - 96.8% - (CONTINUED)
PHARMACEUTICALS - 4.0% - (CONTINUED)
  Bone Care International, Inc. *                  2,400    $  47
  Carter-Wallace, Inc.                             4,900      100
  Cell Pathways, Inc. *                            6,800       22
  Cell Therapeutics, Inc. *                        8,500      204
  Cima Laboratories, Inc. *                        3,700      225
  Connetics Corp. *                                7,500       49
  Corixa Corp. *                                  10,305      108
  Corvas International, Inc. *                     6,900       40
  Cubist Pharmaceuticals, Inc. *                   6,700      220
  CV Therapeutics, Inc. *                          4,900      190
  Cygnus, Inc. *                                   7,700       43
  Dendreon Corp. *                                 3,900       33
  Duramed Pharmaceuticals, Inc. *                  5,400      109
  Durect Corp. *                                   4,800       46
  Dusa Pharmaceuticals, Inc. *                     3,500       36
  Dyax Corp. *                                     4,800       46
  Emisphere Technologies, Inc. *                   3,900       75
  Endo Pharmaceuticals Holdings, Inc. *            4,600       50
  Esperion Therapeutics, Inc. *                    5,100       38
  First Horizon Pharmaceutical Corp. *             2,700       70
  GenStar Therapeutics Corp. *                     2,900        8
  Genta, Inc. *                                    5,100       53
  Genzyme Molecular Oncology Corp. *               3,800       29
  Guilford Pharmaceuticals, Inc. *                 6,200       53
  Hemispherx Biopharma, Inc. *                     4,600       19
  Herbalife International, Inc., Class A           3,733       38
  Hyseq, Inc. *                                    2,800       17
  Ilex Oncology, Inc. *                            6,600      173
  Immune Response (The) Corp. of Delaware *        7,700       11
  Immunogen, Inc. *                                9,700       88
  Impax Laboratories, Inc. *                       4,400       58
  Inkine Pharmaceutical, Inc. *                    8,700        7
  Insmed, Inc. *                                   8,300       22
  Inspire Pharmaceuticals, Inc. *                  4,100       36
  Interneuron Pharmaceuticals *                    9,100       45
  Isis Pharmaceuticals, Inc. *                     8,400      143
  KOS Pharmaceuticals, Inc. *                      1,200       33
  KV Pharmaceutical   Co.   *                      5,850      172
  La Jolla Pharmaceutical Co. *                    8,000       33
  Ligand Pharmaceuticals, Inc., Class B *         10,051       92
  Macrochem Corp. *                                5,800       14
  Matrix Pharmaceutical, Inc. *                    6,600        4
  Medicines Co. *                                  5,600    $  34
  MGI Pharma, Inc. *                               5,300       71
  Miravant Medical Technologies *                  3,500       27
  Nabi, Inc. *                                     9,600       59
  Napro Biotherapeutics, Inc. *                    6,100       48
  Natures Sunshine Products, Inc.                  2,900       33
  NBTY, Inc. *                                    10,700      141
  Neurocrine Biosciences, Inc. *                   5,900      189
  Neurogen Corp. *                                 3,100       51
  Noven Pharmaceuticals, Inc. *                    5,600      101
  NPS Pharmaceuticals, Inc. *                      6,900      215
  Onyx Pharmaceuticals, Inc. *                     4,600       16
  Pain Therapeutics, Inc. *                        4,000       28
  Penwest Pharmaceuticals Co. *                    3,400       59
  Perrigo Co. *                                   15,300      232
  Pharmaceutical Resources, Inc.                   4,500      161
  Pharmacopeia, Inc. *                             5,500       71
  Pharmacyclics, Inc. *                            4,000       71
  Pharmos Corp. *                                 13,800       34
  Pozen, Inc. *                                   4,900        21
  PRAECIS Pharmaceuticals, Inc. *                 12,800       48
  Progenics Pharmaceuticals, Inc. *                2,000       28
  Rigel Pharmaceuticals, Inc. *                    6,600       33
  Sangstat Medical Corp. *                         4,600       85
  Sciclone Pharmaceuticals, Inc. *                 8,100       27
  Scios, Inc. *                                   11,400      191
  Star Scientific, Inc. *                          5,100       14
  SuperGen, Inc. *                                 4,200       30
  Syncor International Corp. *                     4,900      156
  Tanox, Inc. *                                    5,900       87
  Theragenics Corp. *                              7,400       68
  Titan Pharmaceuticals, Inc. *                    6,200       39
  Triangle Pharmaceuticals, Inc. *                 7,400       24
  Trimeris, Inc. *                                 4,400      154
  Tularik, Inc. *                                  4,800       88
  United Therapeutics Corp. *                      3,800       48
  Valentis, Inc. *                                 7,500       23
  Vaxgen, Inc. *                                   2,100       26
  Versicor, Inc. *                                 3,500       47
  Vion Pharmaceuticals, Inc. *                     6,600       31
  Viropharma, Inc. *                               4,400      111
--------------------------------------------------------------------------------
                                                            6,965
--------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATMENTS.

EQUITY FUNDS 62 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                           NUMBER         VALUE
                                                         OF SHARES        (000S)

COMMON STOCKS - 96.8% - (CONTINUED)
PIPELINES - 0.1%
   Transmontaigne, Inc. *                                   3,900    $       19
   Western Gas Resources, Inc.                              5,100           133
--------------------------------------------------------------------------------
                                                                            152
--------------------------------------------------------------------------------
REAL ESTATE - 0.4%
   American Realty Investors, Inc. *                        1,000            11
   Avatar Holdings, Inc. *                                  1,200            28
   Corrections Corp. of  America                            6,310            83
   Forest City Enterprises, Inc., Class A                   4,100           197
   Getty Realty Corp.                                       2,800            50
   Insignia Financial Group, Inc. *                         4,766            50
   Jones Lang LaSalle, Inc. *                               7,600           104
   LNR Property Corp.                                       5,600           168
   Trammell Crow Co. *                                      5,800            58

--------------------------------------------------------------------------------
                                                                             749
--------------------------------------------------------------------------------
REITS - 7.2%
  Acadia Realty Trust                                       4,800            31
  Alexander's, Inc. *                                         400            24
  Alexandria Real Estate Equities, Inc.                     3,700           146
  AMLI Residential Properties Trust                         3,400            80
  Annaly Mortgage Management, Inc.                         11,200           162
  Anthracite Capital, Inc.                                  8,300            86
  Associated Estates Realty                                 4,100            39
  Bedford Property Investors, Inc.                          3,800            77
  Boykin Lodging Co.                                        4,300            34
  Brandywine Realty Trust                                   6,300           134
  BRE Properties, Inc., Class A                            11,700           350
  Burnham Pacific Properties, Inc.                          5,800            29
  Cabot Industrial Trust                                   10,300           211
  Camden Property Trust                                     9,016           334
  Capital Automotive REIT                                   4,600            81
  Capstead Mortgage Corp.                                   2,150            57
  CBL & Associates Properties, Inc.                         5,200           142
  Centerpoint Properties Corp.                              5,200           248
  Charles E. Smith Residential Realty, Inc.                 5,600           288
  Chateau Communities, Inc.                                 5,100           150
  Chelsea Property Group, Inc.                              3,500           159
  Colonial Properties Trust                                 3,700           109
  Commercial Net Lease Realty                               7,700           102
  Cornerstone Realty Income Trust, Inc.                    11,900           127
  Corporate Office Properties Trust SBI (MD)                2,200            24
  Cousins Properties, Inc.                                  9,000           223
  Crown American Realty                                     5,300    $       38
  Developers Diversified Realty Corp.                      12,600           226
  EastGroup Properties, Inc.                                4,000            88
  Entertainment Properties Trust                            3,700            63
  Equity Inns, Inc.                                         9,300            67
  Equity One, Inc.                                            300             4
  Essex Property Trust, Inc.                                3,600           177
  Federal Realty Investment Trust                           9,000           198
  FelCor Lodging Trust, Inc.                                7,500           101
  First Industrial Realty Trust, Inc.                       9,900           297
  Gables Residential Trust                                  6,100           187
  Glenborough Realty Trust, Inc.                            4,900            91
  Glimcher Realty Trust                                     6,300           102
  Great Lakes REIT, Inc.                                    3,100            51
  Health Care REIT, Inc.                                    8,100           204
  Healthcare Realty Trust, Inc.                            10,273           262
  Highwoods Properties, Inc.                               13,500           334
  Home Properties of New York, Inc.                         4,500           142
  HRPT Properties Trust                                    32,700           266
  Innkeepers USA Trust                                      5,800            52
  Investors Real Estate Trust                               5,500            51
  IRT Property Co.                                          7,700            83
  JDN Realty Corp.                                          8,300            88
  JP Realty, Inc.                                           2,800            63
  Keystone Property Trust                                   1,700            22
  Kilroy Realty Corp.                                       6,200           155
  Koger Equity, Inc.                                        6,700           116
  Kramont Realty Trust                                      4,700            59
  La Quinta Properties, Inc. *                             32,300           142
  LaSalle Hotel Properties                                  3,100            29
  Lexington Corporate Properties Trust                      3,900            57
  Macerich (The) Co.                                        7,900           175
  Manufactured Home Communities, Inc.                       3,500           106
  Meristar Hospitality Corp.                                9,546           101
  Mid Atlantic Realty Trust                                 3,300            46
  Mid-America Apartment Communities, Inc.                   3,500            91
  Mills Corp.                                               4,500            96
  Mission West Properties                                   3,800            46
  National Golf Properties, Inc.                            2,500            40
  National Health Investors, Inc. *                         5,200            70
  Nationwide Health Properties, Inc.                       11,900           234
  Pan Pacific Retail Properties, Inc.                       6,016           159

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 63 EQUITY FUNDS


EQUITY FUNDS

SCHEDULE OF NVESTMENTS (UNAUDITED)

SMALL CAP INDEX FUND (CONTINUED)


                                                            NUMBER       VALUE
                                                          OF SHARES      (000S)

COMMON STOCKS - 96.8% - (CONTINUED)
REITS - 7.2% - (CONTINUED)
Parkway Properties, Inc.                                    2,100    $       68
Pennsylvania Real Estate Investment Trust                   3,300            70
Pinnacle Holdings, Inc. *                                  10,600             4
Post Properties, Inc.                                       9,700           360
Prentiss Properties Trust                                   7,800           214
Prime Group Realty Trust                                    1,500            18
PS Business Parks, Inc.                                     2,800            78
Realty Income Corp.                                         7,500           217
Reckson Associates Realty Corp.                             9,100           220
Redwood Trust, Inc.                                         1,600            39
Regency Centers Corp.                                       5,800           149
RFS Hotel Investors, Inc.                                   6,300            65
Saul Centers, Inc.                                          2,600            49
Senior Housing Properties Trust                             3,700            50
Shurgard Storage Centers, Inc.                              7,500           226
SL Green Realty Corp.                                       6,500           205
Sovran Self Storage, Inc.                                   3,100            86
Storage USA, Inc.                                           3,900           154
Summit Properties, Inc.                                     6,300           165
Sun Communities, Inc.                                       3,700           136
Tanger Factory Outlet Centers, Inc.                         1,300            27
Taubman Centers, Inc.                                       7,400            93
Thornburg Mortgage, Inc.                                    6,900           114
Town & Country Trust                                        3,600            71
United Dominion Realty Trust, Inc.                         25,300           361
Universal Health Realty Income, Inc.                        2,900            72
Ventas, Inc.                                               15,200           165
Washington Real Estate Investment Trust                     9,600           228
Weingarten Realty Investors                                 7,100           345
Winston Hotels, Inc.                                        3,500            28
--------------------------------------------------------------------------------
                                                                         12,503
--------------------------------------------------------------------------------
RETAIL - 5.9%
7-Eleven, Inc. *                                            5,800            56
99 Cents Only Stores *                                      6,749           218
AFC Enterprises *                                           2,400            49
American Greetings Corp., Class A                          16,000           212
Ann Taylor Stores Corp. *                                   6,200           136
Applebee's International,  Inc.                             8,350           246
Bebe Stores, Inc. *                                           900            14
Bob Evans Farms, Inc.                                       8,700           157
Brown Shoe Co., Inc.                                        4,100            47
Buca, Inc. *                                                3,100            35

Buckle, Inc. *                                              1,600            26
Burlington Coat Factory  Warehouse                          4,460            63
California Pizza Kitchen, Inc. *                            3,800            60
Casey's General Stores, Inc.                                9,900           118
Cash America International, Inc.                            5,600            51
Cato Corp., Class A                                         3,500            52
CBRL Group, Inc.                                           13,900           305
CEC Entertainment, Inc. *                                   6,960           237
Charlotte Russe Holding, Inc. *                             5,200            68
Charming Shoppes, Inc.                                     24,300           119
Cheesecake Factory (The), Inc. *                            9,500           228
Chico's FAS, Inc. *                                         5,600           132
Children's Place Retail Stores (The), Inc. *                2,700            48
Christopher & Banks Corp. *                                 3,600           108
Circuit City Stores, Inc. - Carmax Group*                   6,700            75
Claire's Stores, Inc.                                      10,600           134
Coldwater Creek, Inc. *                                     1,000            18
Cole National Corp. *                                       2,500            33
Copart, Inc. *                                              9,400           263
Cost Plus, Inc. *                                           5,375            99
CSK Auto Corp. *                                            6,100            38
Deb Shops, Inc.                                             1,000            21
dELiA*s Corp., Class A *                                    7,400            40
Dillard's, Inc., Class A                                   15,900           209
Discount Auto Parts *                                       2,100            29
Dress Barn, Inc. *                                          3,500            78
Duane Reade, Inc. *                                         2,500            75
Electronics Boutique Holdings Corp. *                       2,500            67
Factory 2-U Stores, Inc. *                                  3,200            45
Finish Line (The), Inc. *                                   4,400            48
Footstar, Inc. *                                            5,000           173
Fred's, Inc.                                                2,800            73
Friedman's, Inc.                                            3,500            25
Genesco, Inc. *                                             5,500            89
GenesisIntermedia, Inc. *                                   3,200            19
Group 1 Automotive, Inc. *                                  3,400            90
Guitar Center, Inc. *                                       4,200            50
Hancock Fabrics, Inc.                                       3,900            32
Haverty Furniture Companies, Inc.                           4,000            39
Hibbett Sporting Goods, Inc. *                                900            21
Hollywood Entertainment Corp. *                            10,800           127
Hot Topic, Inc. *                                           4,500           113

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 64 NORTHERN FUNDS SEMIANNUAL REPORT


                                                               SEPTEMBER 30,2001

                                                           NUMBER         VALUE
                                                         OF SHARES        (000S)
COMMON STOCKS - 96.8% - (CONTINUED)

RETAIL - 5.9% - (CONTINUED)
IHOP Corp. *                                                4,500    $      118
Insight Enterprises, Inc. *                                 9,850           139
Intertan, Inc. *                                            7,600            60
J. Jill Group, Inc. *                                       2,700            34
Jack in the Box, Inc. *                                     9,300           260
Kenneth Cole  Productions, Inc., Class A *                  1,850            23
Landry's Restaurants, Inc.                                  3,900            58
Lands' End, Inc.                                            2,800            81
Linens 'N Things, Inc. *                                    9,000           167
Lithia Motors, Inc., Class A *                              1,600            22
Lone Star Steakhouse & Saloon, Inc.                         4,500            49
Longs Drug Stores Corp.                                     7,600           207
Luby's, Inc. *                                              5,600            40
Massimo da Milano, Inc. *                                   2,061          --
Men's Wearhouse, Inc. *                                     8,002           145
Michaels Stores, Inc. *                                     8,100           296
Movado Group, Inc.                                          2,400            37
Movie Gallery,  Inc. *                                      1,850            38
MSC Industrial Direct Co.                                   9,900           158
NU Skin Enterprises, Inc., Class A                         10,900            85
O'Charleys, Inc. *                                          4,200            72
O'Reilly Automotive, Inc. *                                 9,200           264
OfficeMax, Inc. *                                          26,800            82
P.F. Chang's China Bistro, Inc. *                           2,300            83
Pacific Sunwear of California, Inc. *                       7,237           100
Panera Bread Co., Class A *                                 2,400            84
Papa John's International, Inc. *                           3,725            97
PC Connection, Inc. *                                       1,700            13
Pep Boys (The) - Manny, Moe & Jack                         11,400           126
Petsmart, Inc. *                                           24,700           174
Pier 1 Imports, Inc.                                       23,900           198
Pricesmart, Inc. *                                            900            32
Rare Hospitality International,  Inc. *                     5,350            83
Regis Corp.                                                 9,125           191
Ruby Tuesday, Inc.                                         16,100           253
Ryan's Family Steak Houses, Inc. *                          7,600           130
School Specialty, Inc. *                                    3,900           119
ShopKo Stores, Inc.                                         6,800            56
Smart & Final, Inc.                                         2,950            30
Sonic Automotive, Inc. *                                    5,900            80
Sonic Corp. *                                               5,262           160
Spiegel, Inc., Class A                                      3,700            26
Stein Mart, Inc. *                                          6,200    $       51
TBC Corp. *                                                 4,300            43
Too, Inc. *                                                 7,800           164
Trans World Entertainment Corp. *                           6,650            51
Tuesday Morning Corp. *                                     2,200            20
Tweeter Home Entertainment Group, Inc. *                    4,800            66
Ultimate Electronics, Inc. *                                2,200            38
United Auto Group, Inc. *                                   1,300            22
Urban Outfitters, Inc. *                                    1,700            19
Value City Department Stores, Inc. *                        4,000            14
Wet Seal, Inc., Class A *                                   3,800            70
Wilsons Leather Experts (The), Inc. *                       2,700            24
Zale Corp. *                                                8,200           217
--------------------------------------------------------------------------------
                                                                          10,177
--------------------------------------------------------------------------------
SAVINGS & LOANS - 2.4%
American Financial Holdings, Inc.                           6,900           169
Anchor BanCorp Wisconsin, Inc.                              4,800            80
Andover Bancorp, Inc.                                       1,500            76
Bank Mutual Corp.                                           2,800            45
BankAtlantic Bancorp, Inc., Class A                         6,000            61
BankUnited Financial Corp., Class A                         4,700            69
Brookline Bancorp, Inc.                                     3,000            45
Capitol Federal Financial                                   7,100           136
CFS Bancorp, Inc.                                           4,000            59
Coastal Bancorp, Inc.                                       1,100            39
Commercial Federal Corp.                                   12,600           306
Commonwealth Bancorp, Inc.                                  2,100            43
Dime Community Bancshares                                   3,500            89
Downey Financial Corp.                                      4,941           218
Fidelity Bankshares, Inc.                                   4,000            53
First Essex Bancorp, Inc.                                   1,600            42
First Federal Capital Corp.                                 3,800            57
First Financial Holdings, Inc.                              3,400            78
First Indiana Corp.                                         2,330            48
First Niagara Financial Group, Inc.                         2,500            40
First Place Financial Corp.                                 3,900            56
First Sentinel Bancorp, Inc.                                6,548            77
Firstfed Financial Corp.                                    4,350           113
Flagstar Bancorp, Inc.                                      1,700            39
Flushing Financial Corp.                                    2,650            43
Harbor Florida Bancshares, Inc.                             5,512            98
Hudson River Bancorp, Inc.                                  3,800            76

SEE NOTES TO THE FINANCIAL STATMENTS.

                                NORTHERN FUNDS SEMIANNUAL 65 REPORT EQUITY FUNDS


EQUTIY OF FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

SMALL CAP INDEX FUND (CONTINUED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
COMMON STOCKS - 96.8% - (CONTINUED)
SAVINGS & LOANS - 2.4% - (CONTINUED)
   Independence Community Bank Corp.                      14,900       $  324
   MAF Bancorp, Inc.                                       4,661          134
   Medford Bancorp, Inc.                                   1,500           29
   New York Community Bancorp, Inc.                       20,567          477
   Northwest Bancorp, Inc.                                 3,000           30
   OceanFirst Financial Corp.                              1,900           48
   Ocwen Financial Corp.*                                  9,200           66
   Pennfed-Financial Services, Inc.                        1,500           34
   PFF Bancorp, Inc.                                       2,900           80
   Port Financial Corp.                                    1,700           41
   Provident Bancorp, Inc.                                   800           17
   Quaker City Bancorp, Inc.*                                900           27
   Seacoast Financial Services Corp.                       6,200           92
   St. Francis Capital Corp.                               1,900           40
   Staten Island Bancorp, Inc.                             6,800          168
   Troy Financial Corp.                                    1,000           21
   United Community Financial Corp.                        8,000           56
   Waypoint Financial Corp.                                8,800          116
   WSFS Financial Corp.                                    2,000           33
--------------------------------------------------------------------------------
                                                                        4,088
--------------------------------------------------------------------------------
SEMICONDUCTORS - 3.3%
   Actel Corp.*                                            5,700          101
   ADE Corp.*                                              2,300           22
   Alliance Semiconductor Corp.*                           6,600           47
   Alpha Industries, Inc.                                 11,000          213
   Anadigics, Inc.*                                        7,650           93
   Artisan Components, Inc.*                               3,300           26
   AstroPower, Inc.*                                       3,000          104
   Asyst Technologies, Inc.*                               8,900           81
   ATMI, Inc.*                                             6,900          107
   August Technology Corp.*                                1,400           11
   AXT, Inc.*                                              4,800           51
   Caliper Technologies Corp.*                             5,400           50
   ChipPAC, Inc., Class A*                                 7,900           18
   Cohu, Inc.                                              5,100           76
   Credence Systems Corp.*                                14,480          175
   Dupont Photomasks, Inc.*                                1,200           33
   Elantec Semiconductor, Inc.*                            5,700          131
   EMCORE Corp.*                                           5,500           47
   Entegris, Inc.*                                         9,800           77
   ESS Technology, Inc.*                                   7,500           77
   Exar Corp.*                                             9,500          164
   FSI International, Inc.*                                6,500      $    65
   General Semiconductor, Inc.                             8,900           85
   Globespan, Inc.*                                       13,700          124
   Helix Technology Corp.                                  5,700           93
   HI/FN, Inc.*                                            2,000           20
   Integrated Circuit Systems, Inc.*                       6,900           88
   Integrated Silicon Solution, Inc.*                      6,700           58
   IXYS Corp.*                                             2,500           15
   Kopin Corp.*                                           16,300          170
   Kulicke & Soffa Industries, Inc.                       12,300          134
   LTX Corp.*                                             12,100          165
   Mattson Technology, Inc.*                               7,900           32
   MEMC Electronic Materials, Inc.*                       10,300           11
   Microsemi Corp.*                                        7,100          185
   Microtune, Inc.*                                        5,800           66
   MIPS Technologies, Inc., Class A*                       9,700           64
   MKS Instruments, Inc.*                                  5,166           92
   Oak Technology, Inc.*                                  11,700           91
   ON Semiconductor Corp.*                                 8,300           15
   Pericom Semiconductor Corp.*                            5,300           74
   Photronics, Inc.*                                       6,600          122
   Pioneer Standard Electronics, Inc.                      6,987           63
   Pixelworks, Inc.*                                       5,500           69
   PLX Technology, Inc.*                                   4,300           22
   Power Integrations, Inc.*                               6,600          120
   PRI Automation, Inc.*                                   5,900           59
   Rambus, Inc.*                                          20,700          152
   Richardson Electronics Ltd.                             1,300           11
   Rudolph Technologies, Inc.*                             2,400           59
   Sage, Inc.*                                             2,900           44
   Semitool, Inc.*                                         3,900           37
   Silicon Image, Inc.*                                   13,900           29
   Silicon Laboratories, Inc.*                             2,200           30
   Siliconix, Inc.*                                        1,500           31
   Simplex Solutions, Inc.*                                1,000           15
   Sipex Corp.*                                            6,200           40
   Standard Microsystems Corp.*                            3,700           35
   Supertex, Inc.*                                         2,000           30
   Therma-Wave, Inc.*                                      4,000           41
   Three-Five Systems, Inc.*                               5,400           86
   Transwitch Corp.*                                      21,400           65
   Trikon Technologies, Inc.*                              2,700           23

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 66 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              SEPTEMBER 30, 2001

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
COMMON STOCKS - 96.8% (CONTINUED)
SEMICONDUCTORS - 3.3% - (CONTINUED)
   Triquint Semiconductor, Inc.*                          32,654       $  522
   Ultratech Stepper, Inc.*                                5,100           61
   Varian Semiconductor Equipment Associates, Inc.*        8,200          212
   Veeco Instruments, Inc.*                                6,200          164
   Virata Corp.*                                          12,600          126
   Xicor, Inc.*                                            5,500           44
   Zoran Corp.*                                            4,400          107
--------------------------------------------------------------------------------
                                                                        5,770
--------------------------------------------------------------------------------
SOFTWARE - 3.4%
   3DO (The) Co.*                                          8,400           17
   Acclaim Entertainment, Inc.*                           11,400           30
   Activision, Inc.*                                       5,500          150
   Actuate Corp.*                                         10,700           45
   American Management Systems, Inc.*                     10,500          126
   Ansoft Corp.*                                           1,500           14
   Ansys, Inc.*                                            3,700           66
   Ascential Software Corp.*                              71,100          235
   Aspen Technology, Inc.*                                 7,700           77
   Avid Technology, Inc.*                                  5,800           42
   Barra, Inc.*                                            2,975          125
   Blue Martini Software, Inc.*                            7,300            6
   Borland Software Corp.*                                12,500          101
   Braun Consulting, Inc.*                                 2,300            8
   Brio Technology, Inc.*                                  4,800           12
   Bsquare Corp.*                                          3,700           10
   Caminus Corp.*                                          2,300           34
   CareCentric, Inc.*                                         51            -
   CCC Information Services Group, Inc.*                   2,500           18
   Datastream Systems, Inc.*                               4,000           12
   Dendrite International, Inc.*                           7,400           59
   Documentum, Inc.*                                       9,500           78
   Eclipsys Corp.*                                        11,000          146
   eFunds Corp.*                                          11,600          193
   Embarcadero Technologies, Inc.*                         2,300           18
   EPIQ System, Inc.*                                      1,600           41
   EXE Technologies, Inc.*                                 7,800           16
   Fair, Isaac & Co., Inc.                                 4,512          213
   Filenet Corp.*                                          8,900           90
   HNC Software, Inc.*                                     8,800          165
   Hyperion Solutions Corp.*                               8,090          108
   IDX Systems Corp.*                                      4,200           43
   Industries International, Inc.*                         7,800           46
   Infogrames, Inc.*                                       3,700      $    13
   Information Resources, Inc.*                            6,900           44
   infoUSA, Inc.*                                          6,750           27
   Intelidata Technologies Corp.*                         11,600           38
   Inter-Tel, Inc.                                         4,500           52
   Interactive Intelligence, Inc.*                         1,400            7
   Intercept Group, Inc.*                                  3,400          114
   Intertrust Technologies Corp.*                         18,900           20
   J.D. Edwards & Co.*                                    25,100          179
   JDA Software Group, Inc.*                               5,100           67
   Keane, Inc.                                            13,400          183
   Legato Systems, Inc.*                                  22,500          123
   MapInfo Corp.*                                          3,300           24
   MetaSolv, Inc.*                                         6,700           40
   MicroStrategy, Inc.*                                    7,800            9
   Midway Games, Inc.*                                     6,889           83
   Moldflow Corp.*                                         1,100            9
   MRO Software, Inc.*                                     3,900           40
   MSC.Software Corp.                                      4,700           76
   National Data Corp.                                     8,100          292
   NetIQ Corp.*                                           10,024          228
   Novadigm, Inc.*                                         3,400           25
   Novell, Inc.*                                          89,079          326
   NUI Corp.                                               3,500           71
   Numerical Technologies, Inc.*                           4,700           78
   Onyx Software Corp.*                                    8,300           16
   OPNET Technologies, Inc.*                               2,200           13
   OTG Software, Inc.*                                     3,900           22
   Packeteer, Inc.*                                        5,600           18
   Per-Se Technologies, Inc.*                              7,499           59
   Phoenix Technologies Ltd.*                              5,800           58
   Pinnacle Systems, Inc.*                                13,800           40
   PLATO Learning, Inc.*                                   2,500           60
   Probusiness Services, Inc.*                             4,400           65
   Progress Software Corp.*                                7,300          102
   Puma Technology, Inc.*                                  9,400           13
   Red Hat, Inc.*                                          6,800           24
   Renaissance Learning, Inc.*                             2,000           66
   Roxio, Inc.*                                            4,200           64
   Sanchez Computer Associates, Inc.*                      3,400           26
   Schawk, Inc., Class A                                   2,300           23
   Seachange International, Inc.*                          4,300           75

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 67 EQUITY FUNDS


EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

SMALL CAP INDEX FUND (CONTINUED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
COMMON STOCKS - 96.8% - (CONTINUED)
SOFTWARE - 3.4% - (CONTINUED)
   Serena Software, Inc.*                                  3,900       $   45
   SignalSoft Corp.*                                       4,700           18
   SpeechWorks International, Inc.*                        6,100           30
   SPSS, Inc.*                                             2,500           43
   Starbase Corp.*                                        17,500           11
   Take-Two Interactive Software, Inc.*                    8,600           61
   THQ, Inc.*                                              5,500          237
   TradeStation Group, Inc.*                               5,100           12
   Transaction Systems Architects, Inc., Class A*          9,200           58
   Ulticom, Inc.*                                          2,300           19
   Va Linux, Inc.*                                         7,800            8
   Vastera, Inc.*                                          4,600           51
   Witness Systems, Inc.*                                  2,900           24
--------------------------------------------------------------------------------
                                                                        5,873
--------------------------------------------------------------------------------
STORAGE/WAREHOUSING - 0.1%
   Mobile Mini, Inc.*                                      3,300           86
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 3.7%
   Adaptec, Inc.*                                         24,900          196
   Adelphia Business Solutions, Inc.*                      7,000            7
   Adtran, Inc.*                                           5,300          101
   Aeroflex, Inc.*                                        15,000          165
   Aether Systems, Inc.*                                   5,500           34
   AirGate PCS, Inc.*                                      3,000          133
   Alamosa Holdings, Inc.*                                17,400          241
   Alaska Communications Systems Group, Inc.*              2,300           18
   Allen Telecom,Inc.*                                     6,440           56
   Alliance Fiber Optic Products, Inc.*                    3,600            3
   Anaren Microwave, Inc.*                                 5,300           87
   Andrew Corp.*                                          20,400          371
   Anixter International, Inc.*                            6,700          166
   Applied Innovation, Inc.*                               2,200           17
   Aspect Communications Corp.*                           13,000           23
   AT&T Latin America Corp., Class A*                     10,900           19
   Audiovox Corp., Class A*                                4,400           40
   Auspex Systems, Inc.*                                  11,300           27
   Avanex Corp.*                                           7,300           22
   Avici Systems, Inc.*                                   12,400           16
   Aware, Inc.*                                            5,700           22
   Black Box Corp.*                                        4,900          206
   Boston Communications Group*                            3,800           43
   C-COR.net Corp.*                                        8,100           55
   Cable Design Technologies Corp.*                       11,025          131
   Carrier Access Corp.*                                   2,700       $    7
   Celeritek, Inc.*                                        3,000           36
   Centennial Communications Corp.*                        2,000           18
   Choice One Communications, Inc.*                        2,500            4
   Commonwealth Telephone Enterprises, Inc.                2,733          100
   Commscope, Inc.*                                       12,900          231
   Computer Network Technology Corp.*                      7,500           79
   Conestoga Enterprises, Inc.                             2,000           46
   Copper Mountain Networks, Inc.*                        13,400           11
   Crossroads Systems, Inc.*                               4,800           16
   CT Communications, Inc.                                 3,900           57
   Digital Lightwave, Inc.*                                3,200           31
   Ditech Communications Corp.*                            6,000           25
   DMC Stratex Networks, Inc.*                            20,600          106
   Dobson Communications Corp.*                            5,900           61
   Fibercore, Inc.*                                        7,900           19
   Focal Communications Corp.*                             3,900            1
   General Communications, Inc., Class A*                  9,600          116
   Golden Telecom, Inc.*                                   2,200           17
   Harmonic, Inc.*                                        13,800          112
   Hickory Tech Corp.                                      3,300           54
   IDT Corp.*                                              8,500           98
   Illuminet Holdings, Inc.*                               6,900          264
   Impsat Fiber Networks, Inc.*                            3,900            1
   Inet Technologies, Inc.*                                2,500           15
   Interdigital Communications Corp.*                     14,000          103
   Intrado, Inc.*                                          3,000           77
   ITC Deltacom, Inc.*                                     9,000           11
   JNI Corp.*                                              5,700           36
   Lantronix, Inc.*                                        4,900           30
   Leap Wireless International, Inc.,*                     7,800          122
   Lexent, Inc.*                                           4,800           35
   Lightbridge, Inc.*                                      6,296           65
   LightPath Technologies, Inc., Class A*                  4,900            9
   Luminent, Inc.*                                         3,100            6
   Mastec, Inc.*                                           5,800           30
   Metawave Communications Corp.*                         10,000           27
   Metro One Telecommunications, Inc.*                     4,500          104
   Micro General Corp.*                                    2,600           22
   MRV Communications, Inc.*                              19,400           58
   NEON Communications, Inc.*                              1,900            5
   Netro Corp.*                                            9,400           25

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 68 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)

COMMON STOCKS - 96.8% - (CONTINUED)
TELECOMMUNICATIONS - 3.7% - (CONTINUED)
   Network Plus Corp.*                                     4,400       $    4
   New Focus, Inc.*                                       13,100           42
   Newport Corp.                                           8,600          121
   Next Level Communications, Inc.*                        5,200           16
   NMS Communciations Corp.*                               9,200           14
   North Pittsburgh Systems, Inc.                          3,800           56
   Novatel Wireless, Inc.*                                 6,700            3
   OmniSky Corp.*                                          4,900            1
   Optical Cable Corp.*                                      550            1
   Peco II, Inc.*                                          3,500           17
   Performance Technologies, Inc.*                         2,500           21
   Picturetel Corp.*                                      11,300           68
   Plantronics, Inc.*                                      8,600          147
   Powerwave Technologies, Inc.*                          15,000          179
   Price Communications Corp.*                            12,140          206
   Proxim, Inc.*                                           6,800           66
   RCN Corp.*                                              8,100           26
   Rural Cellular Corp., Class A*                          1,700           41
   SBA Communications Corp.*                               9,700          130
   Somera Communications, Inc.*                            7,400           32
   Spectralink Corp.*                                      3,700           58
   Spectrasite Holdings, Inc.*                            17,000           41
   Spectrian Corp.*                                        2,900           29
   Stratos Lightwave, Inc.*                               16,057           55
   Sunrise Telecom, Inc.*                                  4,600           23
   SymmetriCom, Inc.*                                      6,000           33
   Terayon Communication Systems, Inc.*                   15,300          109
   Tollgrade Communications, Inc.*                         3,200           61
   Turnstone Systems, Inc.*                                7,400           22
   U.S. Wireless Corp.*                                    1,700            -
   UAXS Global Holdings, Inc.*                            10,600            8
   Ubiquitel, Inc.*                                       11,100           90
   US Unwired, Inc., Class A*                              7,600           77
   Viasat, Inc.*                                           3,500           62
   Visual Networks, Inc.*                                  7,500           17
   Western Multiplex Corp., Class A*                      12,600           47
   WJ Communications, Inc.*                                3,700           14
   XO Communications, Inc.*                               74,300           30
--------------------------------------------------------------------------------
                                                                        6,456
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 0.0%
   CoSine Communications, Inc.*                           21,600            8
   Oplink Communications, Inc.*                           29,000           19
   Optical Communication Products, Inc.*                   1,200     $      3
   Sorrento Networks Corp.*                                3,200            6
   Stanford Microdevices, Inc.*                            2,600           12
--------------------------------------------------------------------------------
                                                                           48
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES - 0.0%
   Arris Group, Inc.*                                     12,700           46
   NTELOS, Inc.*                                           4,200           35
--------------------------------------------------------------------------------
                                                                           81
--------------------------------------------------------------------------------
TEXTILES - 0.1%
   G & K Services,Inc.,Class A                             5,150          137
   Quaker Fabric Corp.*                                    2,900           21
   Unifirst Corp.                                          2,000           34
   WestPoint Stevens, Inc.*                                5,900           10
--------------------------------------------------------------------------------
                                                                          202
--------------------------------------------------------------------------------
TOBACCO - 0.1%
   Vector Group Ltd.                                       4,262          182
--------------------------------------------------------------------------------
TOYS, GAMES & HOBBIES - 0.2%
   Action Performance Cos., Inc.*                          3,600           66
   Boyd's Collection Ltd.*                                13,200          109
   Jakks Pacific,Inc.*                                     4,550           61
   Topps (The) Co.                                         9,400           90
--------------------------------------------------------------------------------
                                                                          326
--------------------------------------------------------------------------------
TRANSPORTATION - 1.6%
   Airborne, Inc.                                         12,100          116
   Alexander & Baldwin, Inc.                              10,200          239
   Arkansas Best Corp.*                                    4,400           91
   Arnold Industries, Inc.                                 4,900          101
   Atlas Air, Inc.*                                        4,150           41
   Consolidated Freightways Corp.*                         4,200           13
   Covenant Transport, Inc., Class A*                      1,800           17
   EGL, Inc.*                                              8,800           78
   Florida East Coast Industries, Inc.                     5,700          125
   Forward Air Corp.*                                      3,900           92
   Gulfmark Offshore, Inc.*                                1,100           26
   Heartland Express, Inc.*                                3,770           87
   Hunt (J.B.) Transport Services, Inc.*                   3,800           50
   Kansas City Southern Industries, Inc.                  14,700          176
   Kirby Corp.                                             4,700          106
   Knight Transportation, Inc.*                            2,675           51
   Landstar System, Inc.*                                  2,100          134
   Offshore Logistics, Inc.                                4,427           85

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 69 EQUITY FUNDS


EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

SMALL CAP INDEX FUND (CONTINUED)

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
COMMON STOCKS - 96.8% -(CONTINUED)
TRANSPORTATION - 1.6% - (CONTINUED)
   Overseas Shipholding Group                              6,900      $   152
   Railamerica, Inc.                                       5,300           66
   Roadway Express, Inc.                                   3,000           72
   Swift Transportation Co., Inc.*                        14,585          258
   U.S. Freightways Corp.                                  6,600          206
   Werner Enterprises, Inc.                                7,037          118
   Wisconsin Central Transport Corp.*                     10,400          178
   Yellow Corp.                                            6,100          124
--------------------------------------------------------------------------------
                                                                        2,802
--------------------------------------------------------------------------------
TRUCKING & LEASING - 0.2%
   AMERCO*                                                 3,300           60
   Interpool, Inc.                                         3,300           48
   Ryder System, Inc.                                     13,200          264
--------------------------------------------------------------------------------
                                                                          372
--------------------------------------------------------------------------------
WATER - 0.4%
   American States Water Co.                               2,500           92
   California Water Service Group                          3,500           94
   Connecticut Water Service, Inc.                         1,950           54
   Middlesex Water Co.                                     1,300           43
   Philadelphia Suburban Corp.                            11,375          299
   SJW Corp.                                                 500           41
--------------------------------------------------------------------------------
                                                                          623
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $205,557)                                                       168,291

CONVERTIBLE PREFERRED STOCK - 0.0%
REITS - 0.0%
   U.S. Restaurant Properties, Inc.                        4,500           63
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCK
--------------------------------------------------------------------------------
(COST $65)                                                                 63
--------------------------------------------------------------------------------
OTHER - 0.0%
   Escrow American Industrial Properties*                  2,100            -
   Escrow MascoTech, Inc.*                                 3,700            -
   Escrow Saga Systems, Inc.*                              2,500            -
--------------------------------------------------------------------------------
TOTAL OTHER
--------------------------------------------------------------------------------
(COST $-)                                                                   -
--------------------------------------------------------------------------------
RIGHTS - 0.0%
   CSF Holdings, Inc.*                                     4,212      $     -
   Procept, Inc.*                                             45            -
--------------------------------------------------------------------------------
TOTAL RIGHTS
--------------------------------------------------------------------------------
(COST $-)                                                                   -
--------------------------------------------------------------------------------
WARRANT - 0.0%
   York Research Corp., Exp. 3/30/02*                         18            -
--------------------------------------------------------------------------------
TOTAL WARRANT
--------------------------------------------------------------------------------
(COST $-)                                                                   -
--------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                           (000S)       (000S)
SHORT-TERM INVESTMENT - 2.7%
   Banque Bruxelles Lambert, Brussels,
      Eurodollar Time Deposit,
      3.30%, 10/18/01                                   $  3,603        3,603
   U.S. Treasury Bill,(1)
      3.30%, 10/18/01                                      1,130        1,128
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
(COST $4,731)                                                           4,731

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.5%
--------------------------------------------------------------------------------
(COST $210,353)                                                       173,085
   Other Assets less Liabilities - 0.5%                                   771
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $173,856

*   NON-INCOME PRODUCING SECURITY.

(1) SECURITY PLEDGED AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR OPEN FUTURES CONTRACTS.

At September 30, 2001, Small Cap Index Fund had open futures contracts as follows:

                                 NOTIONAL                             UNREALIZED
              NUMBER OF           AMOUNT      CONTRACT      CONTRACT     LOSS
  TYPE        CONTRACTS           (000S)      POSITION         EXP.     (000S)
Russell 2000      25              $5,076        Long          12/01     $(60)
================================================================================

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 70 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

SMALL CAP VALUE FUND

                                                           NUMBER        VALUE
                                                         OF SHARES      (000S)
COMMON STOCKS - 96.6%
ADVERTISING - 0.3%
   Equity Marketing, Inc.*                                 9,100        $ 116
   Getty Images, Inc.*                                    24,700          272
   Market America, Inc.*                                   2,100            9
   Penton Media, Inc.*                                    19,000           68
   Sitel Corp.*                                          105,800           94
--------------------------------------------------------------------------------
                                                                          559
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.4%
   AAR Corp.                                              31,000          248
   Curtiss-Wright Corp.                                    5,600          261
   Ducommun, Inc.                                         11,800          104
   Esterline Technologies Corp.                            3,800           60
   United Industrial Corp.                                11,500          169
--------------------------------------------------------------------------------
                                                                          842
--------------------------------------------------------------------------------
AGRICULTURE - 0.7%
   Alico, Inc.                                             8,100          205
   Andersons, Inc.                                        11,200           98
   DIMON, Inc.                                            66,800          384
   Hines Horticulture, Inc.*                              27,100           99
   Standard Commercial Corp.                              19,000          313
   Sylvan, Inc.*                                             700            8
   Universal Corp.                                        11,300          377
--------------------------------------------------------------------------------
                                                                        1,484
--------------------------------------------------------------------------------
AIRLINES - 0.5%
   Alaska Air Group, Inc.*                                40,500          809
   Amtran, Inc.*                                           6,900           59
   Mesa Air Group, Inc.*                                  12,800           42
   Mesaba Holdings, Inc.                                  31,200          184
--------------------------------------------------------------------------------
                                                                        1,094
--------------------------------------------------------------------------------
APPAREL - 2.0%
   Ashworth, Inc.*                                        20,200          116
   Burlington Industries, Inc.*                           32,800           45
   Cutter & Buck, Inc.*                                    8,300           31
   Delta Apparel, Inc.*                                    2,150           42
   G-III Apparel Group Ltd.*                              10,000           64
   Garan, Inc.                                             7,300          254
   Gerber Chidrenswear, Inc.*                              1,600           10
   Gymboree Corp.*                                        37,000          240
   Haggar Corp.                                            9,900          112
   Hartmarx Corp.                                         44,900           96
   Kellwood Co.                                           34,050          630
   Nautica Enterprises, Inc.*                             11,300          134
   Oxford Industries, Inc.                                11,400          250
   Perry Ellis International, Inc.*                        1,400      $    10
   Phillips-Van Heusen Corp.                                 900            9
   Russell Corp.                                          49,100          674
   Stride Rite Corp.                                      57,600          360
   Superior Uniform Group, Inc.                           10,700           95
   Tarrant Apparel Group*                                 24,300          109
   Unifi, Inc.                                            82,600          677
   Weyco Group, Inc.                                       4,400          111
   Wolverine World Wide, Inc.                             14,800          199
--------------------------------------------------------------------------------
                                                                        4,268
--------------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.1%
   Wabash National Corp.                                  35,500          245
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 1.6%
   Aftermarket Technology Corp.*                          15,500          229
   Bandag, Inc.                                           14,700          402
   Cooper Tire & Rubber Co.                              101,300        1,443
   Federal Screw Works*                                      200            7
   Federal-Mogul Corp.*                                  109,100           71
   Hayes Lemmerz International, Inc.*                     42,600           43
   Keystone Automotive Industries, Inc.*                  20,600          309
   Standard Motor Products, Inc.                          19,900          233
   Tenneco Automotive, Inc.*                              53,800          113
   Titan International, Inc.                              30,900          163
   Tower Automotive, Inc.*                                67,800          486
--------------------------------------------------------------------------------
                                                                        3,499
--------------------------------------------------------------------------------
BANKS - 5.5%
   1st State Bancorp, Inc.                                 5,000          101
   ABC Bancorp                                            10,100          136
   Allegiant Bancorp, Inc.                                 8,000           96
   Alliance Financial Corp.                                5,200          104
   AmericanWest Bancorp*                                   1,400           16
   Area Bancshares Corp.                                  34,850          593
   Banc Corp.*                                            20,500          138
   Bancfirst Corp.                                         1,700           58
   Bank of The Ozarks, Inc.                                  500           11
   Banner Corp.                                           18,412          356
   Bar Harbor Bankshares                                   3,700           59
   Bay View Capital Corp.                                 88,200          617
   Berkshire Bancorp, Inc.                                 2,600           71
   BSB Bancorp, Inc.                                      13,800          321
   California First National Bancorp                       2,500           28
   Camden National Corp.                                   5,300           88

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 71 EQUITY FUNDS


EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

SMALL CAP VALUE FUND (CONTINUED)

                                                           NUMBER        VALUE
                                                         OF SHARES      (000S)
COMMON STOCKS - 96.6% - (CONTINUED)
BANKS - 5.5% - (CONTINUED)
   Capital Crossing Bank*                                  9,000       $  161
   Cathay Bancorp, Inc.                                      300           16
   CB Bancshares,Inc.                                      5,280          183
   Chittenden Corp.                                        9,228          234
   City Holding Co.*                                      26,774          268
   Colony Bankcorp, Inc.                                     500            5
   Columbia Bancorp                                        4,700           68
   Columbia Banking Systems,Inc.*                         18,790          257
   Commercial Bank of New York                               800           26
   Community Bank System, Inc.                            11,400          314
   Community Trust Bancorp, Inc.                           5,757          138
   Covest Bancshares, Inc.                                 3,175           57
   CPB, Inc.                                               8,400          266
   EverTrust Financial Group, Inc.                        10,700          161
   Fidelity National Corp.                                13,600           88
   First Charter Corp.                                    11,164          183
   First Financial Corp. of Indiana                        2,400           96
   First  M & F Corp.                                        270            6
   First Merchants Corp.                                      52            1
   First Republic Bank*                                    9,600          220
   First United Corp.                                      5,500           91
   FNB Corp., Inc.                                         6,300           98
   FNB Financial Services Corp.                            4,600           67
   Foothill Independent Bancorp                            3,500           44
   GBC Bancorp of California                               4,000          125
   Hancock Holding Co.                                    15,400          625
   IBERIABANK Corp.                                        9,649          276
   Independent Bank Corp. of Michigan                      1,125           29
   Indiana United Bancorp                                  1,200           19
   LSB Bancshares, Inc.                                    7,900          103
   Main Street Bancorp, Inc.                              11,400          146
   Mercantile Bank Corp.*                                    800           13
   Merchants & Mfrs Bancorp                                3,300           87
   MetroCorp. Bancshares, Inc.                             9,800          112
   NASB Financial, Inc.                                    8,800          135
   North Valley Bancorp                                    2,900           37
   Northern States Financial Corp.                         6,900          141
   Northrim Bank                                             800           11
   Old Second Bancorp, Inc.                                3,200          109
   Peoples Bancorp of North Carolina, Inc.                   700           12
   Peoples Banctrust Co.,Inc.                              7,460           89
   Peoples Holding Co. (The)                               5,000          167
   Princeton National Bancorp                                600      $     9
   Provident Bankshares Corp.                              9,997          207
   Republic Bancshares, Inc.*                             16,400          278
   Riggs National Corp.                                   40,738          631
   South Alabama Bancorp                                  10,500          102
   South Financial Group (The), Inc.                      30,100          477
   SouthBanc Shares, Inc.                                  3,200           89
   Southwest Bancorp, Inc.                                 8,100          124
   Sun Community Bancorp Ltd.*                             5,290           54
   Susquehanna Bancshares, Inc.                            4,600          102
   Trico Bancshares                                        5,700          110
   UMB Financial Corp.                                    32,400        1,345
   Unionbancorp, Inc.                                      4,600           62
   United National Bancorp                                 1,800           46
   Vail Banks, Inc.                                        9,300          102
   Vista Bancorp,Inc.                                      2,730           51
   Yardville National Bancorp                             11,200          135
--------------------------------------------------------------------------------
                                                                       12,001
--------------------------------------------------------------------------------
BEVERAGES - 0.2%
   Chalone Wine Group Ltd. (The)*                          6,000           58
   Farmer Brothers Co.                                     1,600          352
--------------------------------------------------------------------------------
                                                                          410
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.8%
   Alexion Pharmaceuticals, Inc.*                         25,900          441
   Arqule, Inc.*                                           3,700           39
   Biocryst Pharmaceuticals, Inc.*                           300            1
   Cell Genesys, Inc.*                                    12,400          198
   Curis, Inc.*                                           48,846          171
   Diversa Corp.*                                         14,600          137
   Exact Sciences Corp.*                                   7,200           67
   Genzyme Corp. - Genzyme Biosurgery Division*           58,700          229
   Lexicon Genetics, Inc.*                                19,300          147
   Maxim Pharmaceuticals, Inc.*                           33,600          133
   Nanogen, Inc.*                                          6,600           32
   Nexell Therapeutics, Inc.*                              7,344            8
   Sequenom, Inc.*                                         3,900           27
   Variagenics, Inc.*                                     34,600           97
--------------------------------------------------------------------------------
                                                                        1,727
--------------------------------------------------------------------------------
BUILDING MATERIALS - 2.3%
   Advanced Lighting Technologies, Inc.*                  33,300           57
   Armstrong Holdings, Inc.*                              66,400          181
   Associated Materials, Inc.                              3,300           69

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 72 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
COMMON STOCKS - 96.6% - (CONTINUED)
BUILDING MATERIALS - 2.3% - (CONTINUED)
   Butler Manufacturing Co.                               10,100       $  219
   Comfort Systems USA, Inc.*                             57,600          174
   Florida Rock Industries, Inc.                           8,100          256
   Genlyte Group, Inc.*                                   11,300          328
   International Aluminum Corp.                            6,500          152
   Lennox International, Inc.                             83,000          772
   Mestek, Inc.*                                          10,200          237
   NCI Building Systems, Inc.*                            24,300          279
   Nortek, Inc.                                           16,000          345
   Oglebay Norton Co.*                                     7,500          110
   Puerto Rican Cement Co., Inc.                           8,000          194
   Texas Industries, Inc.                                 31,900          986
   U.S. Concrete, Inc.*                                   39,800          289
   Universal Forest Products, Inc.                        16,000          304
--------------------------------------------------------------------------------
                                                                        4,952
--------------------------------------------------------------------------------
CHEMICALS - 3.3%
   Aceto Corp.                                             7,910           77
   Airgas, Inc.*                                          78,700        1,044
   Applied Extrusion Technologies, Inc.*                  19,500          153
   Arch Chemicals, Inc.                                   33,500          760
   Chemfirst, Inc.                                         9,600          194
   Ethyl Corp.*                                           20,000           17
   International Specialty Products, Inc.                 49,100          434
   Lesco, Inc.                                            12,800          125
   Octel Corp.*                                           18,800          343
   Omnova Solutions, Inc.*                                60,700          379
   PolyOne Corp.                                         142,800        1,114
   Quaker Chemical Corp.                                   4,800           87
   RPM, Inc. of Ohio                                     146,300        1,383
   Schulman (A.), Inc.                                    18,300          188
   Terra Industries, Inc.*                               120,900          359
   Wellman, Inc.                                          48,800          564
   Zoltek Cos., Inc.*                                      5,300           15
--------------------------------------------------------------------------------
                                                                        7,236
--------------------------------------------------------------------------------
COAL - 0.1%
   Arch Coal, Inc.                                        15,904          248
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 2.7%
   AHL Services, Inc.*                                    21,800           36
   ANC Rental Corp.*                                       8,400            4
   Banta Corp.                                            15,200          424
   Bowne & Co., Inc.                                      45,700          464
   Cadmus Communications Corp.                            13,400          115
   Cass Information Systems, Inc.                            300       $    6
   CDI Corp.*                                             16,600          266
   Century Business Services, Inc.*                      100,800          252
   Comdisco, Inc.*                                       225,100          133
   Consolidated Graphics, Inc.*                           19,200          328
   Cornell Cos., Inc.*                                     1,700           30
   Discovery Partners International, Inc.*                10,100           34
   Dollar Thrifty Automotive Group*                       35,900          357
   Edgewater Technology, Inc.*                             4,683           14
   Encompass Services Corp.*                              91,346          345
   Exponent, Inc.*                                         9,700          106
   Franklin Covey Co.*                                     3,500           11
   Healthcare Services Group                               8,816           71
   Insurance Auto Auctions, Inc.*                         15,300          207
   Integrated Electrical Services, Inc.*                  57,300          315
   Kendle International, Inc.*                             7,000          138
   kforce.com, Inc.*                                      28,900          145
   Mail-Well, Inc.*                                       47,100          174
   Management Network Group, Inc.*                         9,700           59
   Modis Professional Services, Inc.*                     92,600          370
   Monro Muffler Brake, Inc.*                             11,685          138
   National Equipment Services, Inc.*                      4,000            8
   New Horizons Worldwide, Inc.*                           1,900           22
   Official Payments Corp.*                                3,400            7
   Profit Recovery Group International*                   28,800          282
   Protection One, Inc.*                                  18,600           33
   Raining Data Corp.*                                     3,000            8
   Rent-Way, Inc.*                                        37,700          198
   Spherion Corp.*                                        40,500          292
   Trico Marine Services, Inc.*                           55,700          330
   Volt Information Sciences, Inc.*                       12,900          155
   Wireless Facilities, Inc.*                              9,800           44
   Workflow Management, Inc.*                             13,700           44
   York Group, Inc.*                                       1,700           17
--------------------------------------------------------------------------------
                                                                        5,982
--------------------------------------------------------------------------------
COMPUTERS - 1.7%
   Adept Technology, Inc.*                                 2,400            7
   Analysts International Corp.                           36,600          112
   Avant! Corp.*                                          55,400          164
   Brooktrout, Inc.*                                      17,400           57
   CIBER, Inc.*                                           48,000          302
   Compucom Systems, Inc.*                                75,400          196

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 73 EQUITY FUNDS


EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

SMALL CAP VALUE FUND (CONTINUED)

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
COMMON STOCKS - 96.8% -(CONTINUED)
COMPUTERS - 1.7% - (CONTINUED)
   Computer Task Group, Inc.                               8,400       $   17
   Dot Hill Systems Corp.*                                 4,600            6
   Evans & Sutherland Computer Co.*                       10,700           66
   FalconStar Software, Inc.*                              2,700           23
   Gadzoox Networks, Inc.*                                48,800           51
   Hutchinson Technology, Inc.*                           29,500          525
   iGate Capital Corp.*                                   16,900           43
   Intergraph Corp.*                                      23,150          207
   Iomega Corp.*                                         386,900          472
   MCSi, Inc.*                                            18,300          295
   MTI Technology Corp.*                                     600            1
   Ontrack Data International, Inc.*                       1,900           13
   Pomeroy Computer Resources, Inc.*                      13,200          159
   Rainbow Technologies, Inc.*                             8,400           29
   SCM Microsystems, Inc.*                                21,900          136
   Silicon Graphics, Inc.*                               150,900           70
   Silicon Storage Technology, Inc.*                      14,700           68
   SmartDisk Corp.*                                        3,200            5
   SONICblue, Inc.*                                      108,605          118
   StorageNetworks, Inc.*                                 17,900           71
   Systems & Computer Technology Corp.*                   14,700          132
   Tanning Technology Corp.*                              20,200           69
   Tyler Technologies, Inc.                               65,800          191
   Xanser Corp.                                            4,500            8
--------------------------------------------------------------------------------
                                                                        3,613
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 1.8%
   Advanced Marketing Services, Inc.                      10,800          166
   AG Services of America*                                 8,000           93
   Aviall, Inc.                                           29,400          181
   Bell Microproducts, Inc.*                               8,700           67
   Brightpoint, Inc.*                                     85,200          264
   Building Material Holding Corp.*                       19,795          278
   Bulova Corp.*                                           3,900           99
   Cellstar Corp.*                                        92,100          107
   Daisytek International Corp.*                          22,000          249
   Finishmaster, Inc.*                                       400            3
   Handleman Co.                                          36,100          505
   Hughes Supply, Inc.                                    36,400          812
   Huttig Building Products, Inc.*                        13,600           70
   NuCo2, Inc.*                                              600            6
   Owens & Minor, Inc.                                    19,100          388
   Primesource Corp.                                         400            4
   United Stationers, Inc.                                 1,040       $   31
   Watsco, Inc.                                           41,000          537
--------------------------------------------------------------------------------
                                                                        3,860
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.6%
   Atalanta/Sosnoff Capital Corp.                         10,500          107
   CompuCredit Corp.*                                     66,600          486
   Credit Acceptance Corp.*                               48,200          421
   DVI, Inc.*                                             22,100          376
   Finova Group, Inc.*                                    64,500           72
   First Albany Cos.,Inc.                                 11,710           76
   New Century Financial Corp.*                           22,700          222
   Resource Bancshares Mortgage Group                     25,500          204
   Southwest Securities Group,Inc.                        26,480          455
   Stifel Financial Corp.                                 11,281          119
   Stockwalk.com Group, Inc.*                              6,900            2
   United PanAm Financial Corp.                           23,100          112
   Westcorp, Inc.                                         38,065          653
   WFS Financial, Inc.*                                    9,800          174
--------------------------------------------------------------------------------
                                                                        3,479
--------------------------------------------------------------------------------
ELECTRIC - 2.1%
   Central Vermont Public Service Corp.                   18,800          329
   Cleco Corp.                                            69,300        1,428
   Green Mountain Power Corp.                              8,600          142
   Public Service Co. of New Mexico                       17,300          436
   RGS Energy Group, Inc.                                 16,900          654
   UIL Holdings Corp.                                     20,500          978
   Unitil Corp.                                            3,000           73
   WPS Resources Corp.                                    14,000          481
--------------------------------------------------------------------------------
                                                                        4,521
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
   Active Power, Inc.*                                       700            3
   American Superconductor Corp.*                         18,200          170
   Encore Wire Corp.*                                     17,500          227
   Lamson & Sessions Co.                                  21,200           85
   SLI, Inc.                                              52,300          135
--------------------------------------------------------------------------------
                                                                          620
--------------------------------------------------------------------------------
ELECTRONICS - 1.1%
   ACT Manufacturing, Inc.*                               24,400          108
   Bel Fuse,Inc., Class A*                                 2,150           39
   Bel Fuse,Inc., Class B                                  2,550           50
   Benchmark Electronics, Inc.*                            5,800           96
   BMC Industries, Inc.                                   40,400           82

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 74 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
COMMON STOCKS - 96.6% - (CONTINUED)
ELECTRONICS - 1.1% - (CONTINUED)
   Checkpoint Systems, Inc.*                              12,300       $  134
   Coherent, Inc.*                                         2,900           82
   Cubic Corp.                                             1,000           34
   Datum, Inc.*                                            1,900           21
   Electroglas, Inc.*                                      2,500           31
   GenRad, Inc.                                            4,200           14
   Interlogix, Inc.*                                          69            2
   Mackie Designs, Inc.*                                   6,400           32
   Manufacturers Services Ltd.*                           19,400           79
   Park Electrochemical Corp.                              9,500          207
   Paxar Corp.*                                           17,300          221
   Recoton Corp.*                                          7,900           98
   Robotic Vision Systems, Inc.*                          53,700           53
   Rockford Corp.*                                        12,400           87
   Rofin-Sinar Technologies, Inc.*                        17,300          129
   Sheldahl, Inc.*                                        44,000           45
   Signal Technology Corp.*                                1,800           13
   Sparton Corp.                                           1,400            9
   Stoneridge, Inc.*                                      18,400          129
   Sypris Solutions, Inc.*                                   600            6
   TTM Technologies, Inc.*                                25,500          158
   Universal Electronics, Inc.*                            2,800           42
   Watts Industries, Inc., Class A                        29,900          392
   Zygo Corp.*                                             3,400           35
--------------------------------------------------------------------------------
                                                                        2,428
--------------------------------------------------------------------------------
ENERGY-ALTERNATE SOURCES - 0.0%
   High Plains Corp.*                                     24,900           97
--------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.5%
   EMCOR Group, Inc.*                                      6,400          204
   Granite Construction, Inc.                             16,050          411
   Pitt-Des Moines, Inc.                                  11,400          348
   URS Corp.                                                 683           16
--------------------------------------------------------------------------------
                                                                          979
--------------------------------------------------------------------------------
ENTERTAINMENT - 0.7%
   Gaylord Entertainment Co.*                             46,100          927
   Hastings Entertainment, Inc.*                           2,200           14
   Isle of Capri Casinos, Inc.*                            5,000           35
   Mikohn Gaming Corp.*                                    6,500           28
   Pinnacle Entertainment, Inc.                           32,537          194
   Vail Resorts, Inc.*                                    17,200          239
   Zomax, Inc.*                                           19,200          104
--------------------------------------------------------------------------------
                                                                        1,541
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.9%
   Calgon Carbon Corp.                                    10,900       $   83
   Duratek, Inc.*                                          2,500           15
   IMCO Recycling, Inc.*                                  14,400          112
   Ionics, Inc.*                                          25,900          573
   IT Group, Inc.*                                        38,872          171
   Layne Christensen Co.*                                 16,729          131
   Mine Safety Appliances Co.                             16,600          747
   Scope Industries                                          200            9
   U.S. Liquids, Inc.*                                    16,600           90
   Waste Holdings, Inc.*                                   4,300           26
--------------------------------------------------------------------------------
                                                                        1,957
--------------------------------------------------------------------------------
FINANCIAL - 0.1%
   SoundView Technology Group, Inc.*                     155,300          312
--------------------------------------------------------------------------------
FINANCING CORP. - 0.1%
   Capital Trust                                          29,000          159
--------------------------------------------------------------------------------
FOOD - 3.0%
   Aurora Foods, Inc.*                                   107,200          428
   Chiquita Brands International, Inc.*                   77,118           63
   Corn Products International, Inc.                      52,900        1,520
   Fleming Cos., Inc.                                     12,000          354
   Great Atlantic & Pacific Tea Co.*                      59,700          854
   International Multifoods Corp.*                         7,500          143
   J & J Snack Foods Corp.*                                6,100          114
   M & F Worldwide Corp.*                                 30,900          147
   Midwest Grain Products, Inc.                           12,300          108
   Nash-Finch Co.                                          9,500          324
   Pathmark Stores, Inc.*                                 11,800          281
   Purina Mills, Inc.*                                    12,700          282
   Ralcorp Holdings, Inc.*                                16,100          313
   Ruddick Corp.                                          39,200          600
   Sanderson Farms, Inc.                                  10,400          148
   Seaboard Corp.                                          1,940          407
   Spartan Stores, Inc.*                                  30,800          376
--------------------------------------------------------------------------------
                                                                        6,462
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 1.3%
   Caraustar Industries, Inc.                             41,700          385
   Chesapeake Corp.                                       23,275          602
   Fibermark, Inc.*                                       10,300           63
   Louisiana-Pacific Corp.                                62,500          406
   Pope & Talbot, Inc.                                    10,600          136
   Potlatch Corp.                                         42,400        1,144
--------------------------------------------------------------------------------
                                                                        2,736
--------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 75 EQUITY FUNDS


EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

SMALL CAP VALUE FUND (CONTINUED)

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
COMMON STOCKS - 96.6% - (CONTINUED)
GAS - 1.6%
   Atmos Energy Corp.                                     13,600       $  294
   Energen Corp.                                          16,800          378
   Northwest Natural Gas Co.                              38,700          905
   ONEOK, Inc.                                            11,000          182
   Southern Union Co.                                     11,001          230
   Southwest Gas Corp.                                    47,900        1,015
   Southwestern Energy Co.*                               24,200          287
   UGI Corp.                                               6,700          182
--------------------------------------------------------------------------------
                                                                        3,473
--------------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.8%
   Axsys Technologies, Inc.*                               2,200           19
   Hardinge, Inc.                                         12,700          144
   Kennametal, Inc.                                       30,700          980
   Milacron, Inc.                                         47,300          566
   Starrett (L.S.) Co., Class B                              534            8
--------------------------------------------------------------------------------
                                                                        1,717
--------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 1.5%
   ATS Medical, Inc.*                                      8,500           34
   Biosource International, Inc.*                          1,900           10
   Candela Corp.*                                          2,000           10
   Cantel Medical Corp.*                                   2,260           50
   Cohesion Technologies, Inc.                             2,500            9
   Datascope Corp.                                         4,400          171
   DEL Global Technologies Corp.*                            700            2
   Hologic, Inc.*                                         23,200          117
   IDEXX Laboratories, Inc.*                               6,963          163
   Introgen Therapeutics, Inc.*                            8,100           34
   Isolyser Co., Inc.*                                    35,900           54
   Laser Vision Centers, Inc.*                            39,100           98
   Osteotech, Inc.*                                       20,100           71
   PolyMedica Corp.*                                       2,900           44
   PSS World Medical, Inc.*                              110,300        1,052
   Quidel Corp.*                                          12,300           58
   Sola International,Inc.*                               36,750          557
   Spacelabs Medical, Inc.*                               13,000          159
   TriPath Imaging, Inc.*                                  7,961           34
   Vital Signs, Inc.                                       5,500          168
   Zoll Medical Corp.*                                    10,000          356
--------------------------------------------------------------------------------
                                                                        3,251
--------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 1.2%
   Allscripts Healthcare Solutions, Inc.*                 24,300          102
   American Retirement Corp.*                             26,400           95
   Curative Health Services, Inc.*                         1,300       $   12
   Gentiva Health Services, Inc.*                         34,175          616
   LabOne, Inc.                                           15,353          169
   Novamed Eyecare, Inc.*                                  5,300           10
   Prime Medical Services, Inc.*                          23,300          105
   Res-Care, Inc.*                                        34,900          314
   Sierra Health Services*                                18,300          152
   Transworld Healthcare, Inc.*                           16,400           49
   US Oncology, Inc.*                                    135,198        1,007
--------------------------------------------------------------------------------
                                                                        2,631
--------------------------------------------------------------------------------
HOLDING COMPANIES - DIVERSIFIED - 0.1%
   Kaiser Ventures, Inc.*                                  4,200           51
   Walter Industries, Inc.                                30,000          269
--------------------------------------------------------------------------------
                                                                          320
--------------------------------------------------------------------------------
HOME BUILDERS - 3.0%
   Beazer Homes USA, Inc.*                                 8,200          399
   Capital Pacific Holdings*                              23,000           70
   Cavalier Homes, Inc.*                                   3,200            6
   Champion Enterprises, Inc.*                            74,500          518
   Coachmen Industries, Inc.                              24,200          218
   Dominion Homes, Inc.*                                   9,800           88
   Fleetwood Enterprises, Inc.                            36,900          413
   M/I Schottenstein Homes, Inc.                          11,900          402
   MDC Holdings,Inc.                                      43,110        1,195
   Modtech Holdings, Inc.*                                14,400          112
   National RV Holdings, Inc.*                             6,200           62
   Newmark Homes Corp.*                                    8,800           96
   Ryland Group, Inc.                                     18,300          873
   Schuler Homes, Inc.*                                   38,300          465
   Skyline Corp.                                          13,000          347
   Standard Pacific Corp.                                 44,450          867
   Thor Industries, Inc.                                  12,400          339
--------------------------------------------------------------------------------
                                                                        6,470
--------------------------------------------------------------------------------
HOME FURNISHINGS - 0.6%
   Applica, Inc.                                          35,600          301
   Bassett Furniture Industries, Inc.                     17,568          246
   Chromcraft Revington, Inc.*                            14,700          121
   Flexsteel Industries, Inc.                              9,200           99
   La-Z-Boy, Inc.                                         26,600          420
   Royal Appliance Manufacturing. Co.*                    12,819           58
   Salton, Inc.*                                          17,600          151
--------------------------------------------------------------------------------
                                                                        1,396
--------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 76 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
COMMON STOCKS - 96.6% (CONTINUED)
HOUSEHOLD PRODUCTS/WARES - 1.4%
   Central Garden and Pet Co.*                            24,000       $  199
   CNS, Inc.*                                              6,200           23
   CSS Industries, Inc.*                                   9,700          246
   Helen of Troy Ltd.*                                    31,000          324
   Hunt Corp.                                              1,800           12
   Pennzoil-Quaker State Co.                             113,200        1,266
   Russ Berrie & Co., Inc.                                12,100          322
   Standard Register Co.                                  34,500          500
   Swiss Army Brands, Inc.*                               12,100           75
   Water PIK Technologies, Inc.*                          18,800          150
--------------------------------------------------------------------------------
                                                                        3,117
--------------------------------------------------------------------------------
HOUSEWARES - 0.2%
   Enesco Group, Inc.*                                    21,100           88
   Lifetime Hoan Corp.                                    16,100          101
   National Presto Industries, Inc.                       10,300          277
--------------------------------------------------------------------------------
                                                                          466
--------------------------------------------------------------------------------
INSURANCE - 8.9%
   Acceptance Insurance Cos., Inc.                        22,100          113
   American Medical Security Group, Inc.                  21,700          145
   American Physicians Capital, Inc.*                     17,800          370
   AmerUs Group Co.                                       45,000        1,584
   Argonaut Group, Inc.                                   32,564          534
   Capitol Transamerica Corp.                             17,400          285
   Ceres Group, Inc.                                      26,800           99
   CNA Surety Corp.                                        5,800           79
   Commerce Group, Inc.                                    8,400          319
   Cotton States Life Insurance Co.                        9,600           86
   Danielson Holdings Corp.                               29,200          109
   Donegal Group, Inc., Class B                              967           11
   EMC Insurance Group, Inc.                              16,000          248
   Erie Family Life Insurance                              5,300          101
   Financial Industries Corp.                             21,090          274
   FPIC Insurance Group, Inc.*                            14,500          171
   Fremont General Corp.                                  70,500          385
   Great American Financial Resources, Inc.               65,100        1,182
   Harleysville Group, Inc.                               38,300          919
   Highlands Insurance Group*                             20,400           50
   Kansas City Life Insurance Co.                         21,200          742
   Landamerica Financial Group, Inc.                      27,000          898
   Liberty Corp.                                          28,300        1,125
   MEEMIC Holdings, Inc.*                                 10,490          249
   Merchants Group, Inc.                                     500           10
   Midland Co.                                            13,300       $  540
   MIIX Group, Inc.                                       20,800          227
   Mutual Risk Management Ltd.                            64,000          486
   Navigators Group, Inc.*                                 8,400          147
   Nymagic, Inc.                                          14,300          230
   Ohio Casualty Corp.*                                   86,018        1,117
   Penn Treaty American Corp.*                             3,600           10
   Penn-America Group, Inc.                               11,800          114
   Presidential Life Corp.                                45,319          824
   ProAssurance Corp.*                                    12,298          183
   PXRE Group Ltd.                                        17,850          210
   RLI Corp.                                              12,800          525
   RTW, Inc.*                                              6,700            6
   SCPIE Holdings, Inc.                                   14,400          232
   Selective Insurance Group, Inc.                        39,000          910
   State Auto Financial Corp.                             10,900          145
   Stewart Information Services Corp.*                    14,700          287
   Trenwick Group Ltd.                                    55,220          448
   UICI*                                                  71,100          969
   United Fire & Casualty Co.                             15,950          409
   Universal American Financial Corp.*                    49,100          272
   Vesta Insurance Group, Inc.                            45,700          599
   W.R. Berkley Corp.                                      4,900          235
   Zenith National Insurance Corp.                         8,200          202
--------------------------------------------------------------------------------
                                                                       19,415
--------------------------------------------------------------------------------
INTERNET - 1.9%
   Agency.com, Inc.*                                       7,200           18
   At Road, Inc.*                                         69,500          144
   Avocent Corp.*                                          8,200          122
   Be Free, Inc.*                                         12,100           16
   Cacheflow, Inc.*                                       15,000           22
   Clarent Corp.*                                         57,406          307
   CMGI, Inc.*                                           453,900          454
   Digitas, Inc.*                                         82,100          189
   e.MedSoft.com, Inc.*                                   15,000           57
   Ebenx, Inc.*                                           11,200           40
   eGain Communications Corp.*                             6,700            8
   ePlus, Inc.*                                           15,700          112
   Extensity, Inc.*                                        4,600           13
   FrontLine Capital Group*                               17,900            2
   Harris Interactive, Inc.*                              49,000          108
   Hollywood Media Corp.*                                 12,400           55

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 77 EQUITY FUNDS


EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

SMALL CAP VALUE FUND (CONTINUED)

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
COMMON STOCKS - 96.6% - (CONTINUED)
INTERNET - 1.9% - (CONTINUED)
   Ibasis, Inc.*                                          16,300       $    7
   Infospace, Inc.*                                       60,100           87
   Inktomi Corp.*                                        183,200          502
   Interland, Inc.*                                       62,900           66
   Internap Network Services Corp.*                       96,200           96
   ITXC Corp.*                                            35,700           91
   Kana Communications, Inc.*                             31,300           11
   Keynote Systems, Inc.*                                 22,400          170
   L90, Inc.*                                             34,400           34
   Liquid Audio, Inc.*                                     4,200            9
   National Information Consortium, Inc.*                 41,800          101
   Net.B@nk, Inc.*                                        37,900          317
   Net2Phone, Inc.*                                       15,100           46
   Netopia, Inc.*                                         25,600          101
   PC-Tel, Inc.*                                           3,600           27
   Pegasus Solutions, Inc.*                               22,900          192
   Portal Software, Inc.*                                 31,900           47
   QRS Corp.*                                             12,200          102
   Safeguard Scientifics, Inc.*                          109,300          193
   Sapient Corp.*                                         22,700           87
   Selectica, Inc.*                                       22,100           53
   Stamps.com, Inc.*                                      36,500           91
   StarMedia Network, Inc.*                               97,400           16
   Tumbleweed Communications Corp.*                        5,600           18
   Valueclick, Inc.*                                       6,700           14
   Zixit Corp.                                             7,200           35
--------------------------------------------------------------------------------
                                                                        4,180
--------------------------------------------------------------------------------
IRON/STEEL - 1.3%
   Bethlehem Steel Corp.                                 201,500          258
   Carpenter Technology Corp.                             34,000          756
   Cleveland Cliffs, Inc.                                 15,200          219
   Gibraltar Steel Corp.                                  19,400          293
   Material Sciences Corp.*                               22,600          188
   Oregon Steel Mills, Inc.*                              41,000          219
   Roanoke Electric Steel Corp.                           17,325          206
   Ryerson Tull, Inc.                                     12,300          154
   Shiloh Industries, Inc.*                               21,200           65
   Steel Dynamics, Inc.*                                  18,500          183
   Steel Technologies, Inc.                               15,300          119
   Universal Stainless & Alloy*                            9,300           66
--------------------------------------------------------------------------------
                                                                        2,726
--------------------------------------------------------------------------------
LEISURE TIME - 0.3%
   American Classic Voyages Co.*                           4,100       $    6
   Arctic Cat, Inc.                                        9,700          131
   Brass Eagle, Inc.*                                      8,800           49
   Coastcast Corp.                                         8,658           39
   Huffy Corp.*                                            1,200            8
   K2, Inc.                                               27,600          165
   Navigant International, Inc.*                          11,000           88
   ResortQuest International, Inc.*                       11,600           35
   Sports Club, Inc.*                                     20,800           63
--------------------------------------------------------------------------------
                                                                          584
--------------------------------------------------------------------------------
LODGING - 1.6%
   Aztar Corp.*                                           53,900          705
   Boyd Gaming Corp.*                                     95,700          426
   Crestline Capital Corp.*                               23,800          672
   Extended Stay America, Inc.*                            2,100           30
   Lakes Gaming, Inc.*                                    16,300           91
   Marcus Corp.                                           44,850          538
   Meristar Hotels & Resorts, Inc.*                       32,500           33
   Prime Hospitality Corp.                                67,400          593
   Station Casinos, Inc.*                                 21,600          181
   Suburban Lodges of America, Inc.*                      17,900          106
   Westcoast Hospitality Corp.*                           18,200          110
-------------------------------------------------------------------------------
                                                                        3,485
--------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.4%
   Astec Industries, Inc.*                                12,800          166
   Terex Corp.                                            40,300          718
--------------------------------------------------------------------------------
                                                                          884
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 2.0%
   AGCO Corp.                                            114,900        1,040
   Alamo Group, Inc.                                      14,900          192
   Applied Industrial Technologies, Inc.                  30,000          507
   Cascade Corp.                                          17,600          164
   Columbus Mckinnon Corp.                                17,600          183
   CTB International Corp.*                               10,500          104
   DT Industries, Inc.*                                    5,900           36
   Gehl Co.                                                8,200          110
   Gerber Scientific, Inc.*                               14,400          151
   IDEX Corp.                                              9,100          252
   Imation Corp.*                                         40,100          838
   Lancer Corp. of Texas*                                  1,700            7
   Magnetek, Inc.*                                        18,132          166
   Sauer-Danfoss, Inc.                                    51,500          403

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 78 NORTHERN FUNDS SEMIANNUAL REPORT

                                                              SEPTEMBER 30, 2001
                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
COMMON STOCKS - 96.6% - (CONTINUED)
MACHINERY - DIVERSIFIED - 2.0% - (CONTINUED)
   Thomas Industries, Inc.                                 8,900       $  192
   Unova, Inc.*                                           16,900           75
--------------------------------------------------------------------------------
                                                                        4,420
--------------------------------------------------------------------------------
MEDIA - 0.6%
   Acme Communications, Inc.*                             24,000          168
   ACTV, Inc.*                                            85,800          175
   Courier Corp.                                           3,600           78
   On Command Corp.*                                      44,200           97
   Radio Unica Communications Corp.*                      24,700           40
   Regent Communications, Inc.*                           38,600          232
   Sirius Satellite Radio, Inc.*                          73,700          265
   Thomas Nelson, Inc.                                    21,500          182
--------------------------------------------------------------------------------
                                                                        1,237
--------------------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 2.0%
   Alltrista Corp.*                                        9,700          112
   Amcast Industrial Corp.                                12,600           85
   Ampco-Pittsburgh Corp.                                 14,400          138
   Castle (A.M.) & Co.                                    17,500          145
   Chase Industries, Inc.*                                13,900          123
   CIRCOR International, Inc.                             21,900          329
   Commercial Metals Co.                                  19,800          550
   Eastern Co.                                               700            9
   Intermet Corp.                                          8,400           24
   Maverick Tube Corp.*                                    2,800           25
   Metals USA, Inc.*                                      56,100           81
   Northwest Pipe Co.*                                     9,900          149
   NS Group, Inc.                                         32,100          218
   Quanex Corp.                                           20,100          464
   Timken (The) Co.                                       61,600          844
   Titanium Metals Corp.*                                 49,400          158
   Transtechnology Corp.*                                  9,200          127
   Wolverine Tube, Inc.*                                  18,100          183
   Worthington Industries, Inc.                           54,300          611
--------------------------------------------------------------------------------
                                                                        4,375
--------------------------------------------------------------------------------
MINING - 0.8%
   Amcol International Corp.                              41,900          237
   Brush Engineered Materials, Inc.*                      24,500          337
   Century Aluminum Co.                                    6,300           50
   Commonwealth Industries, Inc.                          24,300          103
   RTI International Metals, Inc.                         32,100          268
   USEC, Inc.                                            115,200          741
   Zemex Corp.                                             7,448       $   47
--------------------------------------------------------------------------------
                                                                        1,783
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 2.4%
   A.O. Smith Corp.                                       36,300          637
   Ameron International Corp.                              5,500          354
   Applied Films Corp.*                                    5,800           97
   Concord Camera Corp.*                                  10,800           47
   CoorsTek, Inc.*                                         9,696          242
   ESCO Technologies, Inc.*                                2,300           57
   GP Strategies Corp.                                     2,300            9
   Griffon Corp.*                                         50,710          619
   Hexcel Corp.                                           40,000          160
   Katy Industries, Inc.*                                  1,500            5
   National Service Industries, Inc.                      25,300          522
   NCH Corp.                                               7,900          310
   Osmonics, Inc.*                                         6,000           75
   Polymer Group, Inc.                                    47,900           93
   Raven Industries, Inc.                                    800           14
   SPS Technologies, Inc.*                                 1,900           57
   Tredegar Corp.                                         25,500          434
   Trinity Industries, Inc.                               56,800        1,230
   U.S. Industries, Inc.                                 110,800          255
   Wabtec Corp.                                            7,017           77
--------------------------------------------------------------------------------
                                                                        5,294
--------------------------------------------------------------------------------
OFFICE FURNISHINGS - 0.1%
   Falcon Products, Inc.                                  10,200           50
   Virco Manufacturing Corp.                              18,799          185
--------------------------------------------------------------------------------
                                                                          235
--------------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 0.8%
   General Binding Corp.*                                  7,300           81
   Ikon Office Solutions, Inc.                           142,200        1,098
   Wallace Computer Services, Inc.                        39,100          621
--------------------------------------------------------------------------------
                                                                        1,800
--------------------------------------------------------------------------------
OIL & GAS - 0.3%
   Edge Petroleum Corp.*                                  13,800           68
   Petroleum Development Corp.*                           24,800          121
   Pride International, Inc.*                             13,600          141
   Range Resources Corp.*                                 76,100          361
   Wiser Oil Co.                                          14,100           68
--------------------------------------------------------------------------------
                                                                          759
--------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 79 EQUITY FUNDS


EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

SMALL CAP VALUE FUND (CONTINUED)

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
COMMON STOCKS - 96.6% - (CONTINUED)
OIL & GAS PRODUCERS - 0.8%
   Callon Petroleum Co.*                                  25,600       $  174
   Chesapeake Energy Corp.                                10,400           59
   Clayton Williams Energy, Inc.*                          1,900           18
   Giant Industries, Inc.                                 13,400          110
   Houston Exploration Co.*                                  300            7
   Meridian Resource Corp.*                                8,200           27
   Nuevo Energy Co.*                                      25,000          349
   Parker Drilling Co.*                                   10,800           33
   Penn Virginia Corp.                                     1,500           42
   Pure Resources, Inc.*                                  19,811          316
   Tesoro Petroleum Corp.                                 51,100          608
--------------------------------------------------------------------------------
                                                                        1,743
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 0.2%
   ICO, Inc.                                              21,400           27
   Lufkin Industries, Inc.                                 9,800          224
   Markwest Hydrocarbon, Inc.*                            13,200           90
   Matrix Service Co.*                                    11,400           65
   Oil States International, Inc.*                         3,400           22
   Veritas DGC, Inc.*                                      5,900           66
--------------------------------------------------------------------------------
                                                                          494
--------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.3%
   Crown Cork & Seal Co., Inc.*                           46,300          106
   Graphic Packaging International Corp.*                 33,500          179
   Longview Fibre Co.                                     32,500          328
--------------------------------------------------------------------------------
                                                                          613
--------------------------------------------------------------------------------
PHARMACEUTICALS - 0.4%
   Allos Therapeutics, Inc.*                              32,900          164
   Carter-Wallace, Inc.                                    3,700           75
   Medichem Life Sciences, Inc.*                             800            1
   Nabi, Inc.*                                            20,200          125
   Neurogen Corp.*                                         4,100           67
   Nutraceutical International Corp.*                      2,000            7
   Orapharma, Inc.*                                       16,800           98
   Twinlab Corp.*                                         41,400           47
   United Therapeutics Corp.*                             29,000          364
--------------------------------------------------------------------------------
                                                                          948
--------------------------------------------------------------------------------
PIPELINES - 0.3%
   Transmontaigne, Inc.*                                  46,900          228
   Western Gas Resources, Inc.                            15,000          390
--------------------------------------------------------------------------------
                                                                          618
--------------------------------------------------------------------------------
REAL ESTATE - 0.7%
   Avatar Holdings, Inc.*                                 13,000       $  300
   Bresler & Reiner, Inc.*                                   500           20
   Insignia Financial Group, Inc.*                        33,800          355
   LNR Property Corp.                                     17,050          510
   Tarragon Realty Investors, Inc.                         1,400           17
   Trammell Crow Co.*                                      6,600           66
   Wellsford Real Properties, Inc.*                        1,200           23
   WP Carey & Co. LLC                                      6,400          137
--------------------------------------------------------------------------------
                                                                        1,428
--------------------------------------------------------------------------------
REITS - 0.8%
   Aegis Realty, Inc.                                      1,400           16
   America First Mortgage Investments, Inc.                3,500           31
   American Land Lease, Inc.                               1,600           21
   Associated Estates Realty                               3,600           35
   Boykin Lodging Co.                                      3,100           25
   Burnham Pacific Properties, Inc.                        6,000           30
   Cabot Industrial Trust                                  7,600          156
   Captec Net Lease Realty, Inc.                           1,800           22
   Center Trust, Inc.                                      5,200           20
   Commercial Net Lease Realty                             5,600           74
   Correctional Properties Trust                           1,300           18
   Equity Inns, Inc.                                       6,800           49
   Equity One, Inc.                                          224            3
   FBR Asset Investment Corp.                              1,400           32
   Glenborough Realty Trust, Inc.                          5,000           93
   Golf Trust of America, Inc.                             1,600           12
   IMPAC Mortgage Holdings, Inc.*                          3,800           28
   Innkeepers USA Trust                                    6,500           58
   Jameson Inns Co.                                       17,900          111
   JDN Realty Corp.                                        6,100           65
   Koger Equity, Inc.                                      4,900           85
   Konover Property Trust                                  5,800            8
   Laser Mortgage Management, Inc.*                        2,600           10
   LTC Properties, Inc.*                                   4,600           24
   Meristar Hospitality Corp.                              8,300           88
   Mid-America Apartment Communities, Inc.                 3,200           83
   National Health Realty, Inc.                            1,800           27
   Novastar Financial, Inc.                                1,100           11
   OMEGA Healthcare Investors, Inc.*                       3,700           12
   Parkway Properties, Inc.                                1,700           55
   Price Legacy Corp.*                                     7,600           23
   PS Business Parks, Inc.                                 4,200          116

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 80 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
COMMON STOCKS - 96.6% - (CONTINUED)
REITS - 0.8% - (CONTINUED)
   RAIT Investment Trust                                   2,300       $   37
   Redwood Trust, Inc.                                     2,000           48
   RFS Hotel Investors, Inc.                               4,700           49
   Sizeler Property Investors                              1,600           14
   Sovran Self Storage, Inc.                               3,900          108
   Thornburg Mortgage, Inc.                                5,000           83
   Urstadt Biddle Properties                                 800            7
   Winston Hotels, Inc.                                    3,100           24
--------------------------------------------------------------------------------
                                                                        1,811
--------------------------------------------------------------------------------
RETAIL - 7.9%
   AC Moore Arts & Crafts, Inc.*                           3,200           51
   Blair Corp.                                            11,900          173
   Bob Evans Farms, Inc.                                   6,915          125
   Bombay (The) Co., Inc.                                 46,900           98
   Books-A-Million, Inc.*                                  3,400           11
   Brookstone, Inc.*                                      12,900          138
   Brown Shoe Co., Inc.                                   26,800          304
   Burlington Coat Factory Warehouse Corp.                68,120          961
   Cash America International, Inc.                       36,600          333
   Casual Male Corp.                                       5,098           -
   CBRL Group, Inc.                                       77,200        1,696
   Charming Shoppes, Inc.                                157,000          771
   Circuit City Stores, Inc. - Carmax Group*               4,900           55
   CKE Restaurant, Inc.*                                  40,100          261
   CSK Auto Corp.*                                        22,600          141
   Dave & Buster's, Inc.*                                 19,900          118
   Designs, Inc.*                                          3,000            9
   Discount Auto Parts*                                   25,000          345
   Dress Barn, Inc.*                                       9,372          209
   First Cash Financial Services, Inc.*                   13,400          103
   Footstar, Inc.*                                           500           17
   Frisch's Restaurants, Inc.                              7,800          108
   Gart Sports Co.*                                        6,400           77
   Good Guys, Inc.*                                       34,800           94
   Goody's Family Clothing, Inc.*                         40,800          124
   Haverty Furniture Companies, Inc.                      16,800          165
   House2Home, Inc.*                                      56,300           73
   Intertan, Inc.*                                         4,150           33
   Landry's Restaurants, Inc.                             33,200          491
   Lillian Vernon Corp.                                   12,500           99
   Lone Star Steakhouse & Saloon, Inc.                    37,000          400
   Longs Drug Stores Corp.                                56,600        1,540
   Luby's, Inc.*                                          32,100       $  230
   MarineMax, Inc.*                                       23,400          158
   Mayor's Jewelers, Inc.*                                29,700           58
   Movie Gallery,Inc.*                                    19,950          414
   Noland Co.                                              5,400          123
   OfficeMax, Inc.*                                      174,000          531
   Pantry, Inc. (The)*                                     3,400           24
   Pep Boys (The) - Manny, Moe & Jack                     81,000          895
   Rare Hospitality International,Inc.*                    8,550          133
   Restoration Hardware, Inc.*                            28,200           81
   REX Stores Corp.*                                      11,850          163
   Rush Enterprises, Inc.*                                 1,300            7
   Ryan's Family Steak Houses, Inc.*                      39,000          668
   Schlotzsky's, Inc.*                                     1,300            6
   Sharper Image Corp.*                                   17,100          156
   Shoe Carnival, Inc.*                                   17,200          167
   ShopKo Stores, Inc.                                    43,000          356
   Smart & Final, Inc.                                    45,100          459
   Sport Chalet, Inc.*                                    10,100           78
   Sports Authority, Inc.*                                50,200          198
   Syms Corp.                                             19,600           96
   Systemax, Inc.*                                        52,300           86
   TBC Corp.*                                             33,678          333
   Tractor Supply Co.*                                    13,600          258
   Trans World Entertainment Corp.*                       63,900          494
   Ugly Duckling Corp.*                                      900            2
   United Auto Group, Inc.*                               25,400          423
   United Retail Group, Inc.*                             20,400          129
   Value City Department Stores, Inc.*                    51,540          177
   West Marine, Inc.*                                     26,300          208
   Whitehall Jewellers, Inc.*                                100            1
   World Fuel Services Corp.                              14,900          139
   Zale Corp.*                                            31,200          826
--------------------------------------------------------------------------------
                                                                       17,200
--------------------------------------------------------------------------------
SAVINGS & LOANS - 6.3%
   Ambanc Holding Co., Inc.                                6,800          141
   American Bank of Connecticut                            3,900          120
   American Financial Holdings, Inc.                      40,300          989
   Andover Bancorp, Inc.                                   3,235          165
   Bank Plus Corp.*                                       13,800           95
   Bay State Bancorp, Inc.                                 2,600           90
   Bostonfed Bancorp, Inc.                                 7,000          160

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 81 EQUITY FUNDS


EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

SMALL CAP VALUE FUND (CONTINUED)

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
COMMON STOCKS - 96.6% - (CONTINUED)
SAVINGS & LOANS - 6.3% -(CONTINUED)
   Brookline Bancorp, Inc.                                32,600       $  489
   Camco Financial Corp.                                  10,600          130
   CFS Bancorp, Inc.                                      25,600          381
   Coastal Bancorp, Inc.                                   3,850          136
   Commonwealth Bancorp, Inc.                              4,900          101
   Community Savings Bankshares, Inc.                     13,300          246
   Dime Community Bancshares                               7,500          190
   Eagle Bancshares, Inc.*                                 8,700          115
   EFC Bancorp, Inc.                                       7,300           89
   ESB Financial Corp.                                    10,700          121
   FFLC Bancorp, Inc.                                      5,366          102
   Fidelity Bancorp, Inc.                                    400            9
   Fidelity Bankshares, Inc.                              12,200          163
   First Bell Bancorp, Inc.                                7,300          107
   First Defiance Financial Corp.                         10,400          141
   First Essex Bancorp, Inc.                               4,400          116
   First Federal Bancshares of Arkansas, Inc.              5,200          105
   First Federal Bankshares, Inc.                          7,000           76
   First Federal Financial of Kentucky                     5,700           94
   First Mutual Bancshares, Inc.                           1,500           21
   First Niagara Financial Group, Inc.                    20,000          317
   First Place Financial Corp.                            24,505          350
   First Sentinel Bancorp, Inc.                           20,217          238
   Firstfed America Bancorp, Inc.                          9,500          165
   Firstfed Financial Corp.                               14,400          374
   Flag Financial Corp.                                   11,900           92
   FloridaFirst Bancorp                                    4,200           70
   Flushing Financial Corp.                                3,225           52
   FMS Financial Corp.                                     5,200           43
   GA Financial, Inc.                                      8,300          129
   Guaranty Federal Bancshares, Inc.                         700           10
   Hawthorne Financial Corp.                               7,900          152
   HMN Financial,Inc.                                      6,850          103
   Home Federal Bancorp                                    6,700          114
   Horizon Financial Corp.                                13,713          168
   Hudson River Bancorp, Inc.                             23,700          474
   Independence Community Bank Corp.                      23,600          513
   Itla Capital Corp.*                                     9,500          192
   Klamath First Bancorp, Inc.                            10,000          137
   Lincoln Bancorp                                         8,600          132
   LSB Corp.                                               6,700           68
   MAF Bancorp, Inc.                                      13,203          378
   Massbank Corp.                                          4,700          175
   Matrix Bancorp, Inc.*                                   9,900           99
   Monterey Bay Bancorp, Inc.*                               600            8
   MutualFirst Financial, Inc.                            12,000          172
   Newmil Bancorp, Inc.                                      900           12
   Northeast Pennsylvania Financial Corp.                  7,600          110
   OceanFirst Financial Corp.                              8,200          206
   Ocwen Financial Corp.*                                 79,300          572
   Oregon Trail Financial Corp.                              600            9
   Pennfed-Financial Services, Inc.                        2,300           52
   Peoples Bancorp of Indiana                                600            9
   PFF Bancorp, Inc.                                      19,000          523
   Provident Financial Holdings*                           5,800          138
   Quaker City Bancorp, Inc.*                                368           11
   Riverview Bancorp, Inc.                                   800            9
   Seacoast Financial Services Corp.                      35,600          529
   Sound Federal Bancorp                                     800           10
   St. Francis Capital Corp.                              13,400          286
   Staten Island Bancorp, Inc.                               400           10
   Sterling Financial Corp.of Washington*                 13,790          201
   TF Financial Corp.                                      4,100           85
   Timberland Bancorp, Inc.                                6,100           90
   United Community Financial Corp.                       57,200          403
   Warwick Community Bancorp, Inc.                         2,800           53
   Waypoint Financial Corp.                               59,976          794
   Woronoco Bancorp, Inc.                                  6,000          103
--------------------------------------------------------------------------------
                                                                       13,632
--------------------------------------------------------------------------------
SEMICONDUCTORS - 0.8%
   ADE Corp.*                                              6,000           56
   Alliance Semiconductor Corp.*                          51,200          368
   Anadigics, Inc.*                                        5,600           68
   Credence Systems Corp.*                                11,000          133
   Diodes, Inc.*                                           1,700            8
   FSI International, Inc.*                               15,000          149
   Ibis Technology Corp.*                                  1,600            7
   Insilicon Corp.*                                        2,600            5
   Integrated Silicon Solution, Inc.*                      4,800           41
   Mattson Technology, Inc.*                               1,800            7
   MEMC Electronic Materials, Inc.*                       99,700          105
   Micro Linear Corp.*                                     2,200            8
   Neomagic Corp.*                                        37,100          101
   Photronics, Inc.*                                         510            9

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 82 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
COMMON STOCKS - 96.6% - (CONTINUED)
SEMICONDUCTORS - 0.8% - (CONTINUED)
   Pioneer Standard Electronics, Inc.                     30,300       $  273
   Quicklogic Corp.*                                       3,800           16
   Richardson Electronics Ltd.                             3,200           27
   SpeedFam-IPEC, Inc.*                                   45,076           50
   Standard Microsystems Corp.*                           17,800          167
   Veeco Instruments, Inc.*                                2,100           56
   Virata Corp.*                                          11,800          118
--------------------------------------------------------------------------------
                                                                        1,772
--------------------------------------------------------------------------------
SHIPBUILDING - 0.1%
   Todd Shipyards Corp.*                                  14,400          112
--------------------------------------------------------------------------------
SOFTWARE - 0.6%
   3Dfx Interactive, Inc.*                                 2,800            1
   Captaris, Inc.*                                         6,000           12
   CareCentric,Inc.*                                       1,380            2
   Clarus Corp.*                                           2,900           11
   Digi International, Inc.*                               7,300           38
   ePresence, Inc.*                                       34,200          106
   Information Resources, Inc.*                           29,400          187
   Innoveda, Inc.*                                         7,200            5
   Lightspan, Inc.*                                        8,500           10
   Neon Systems, Inc.*                                     1,800            7
   NUI Corp.                                              21,200          433
   Pinnacle Systems, Inc.*                                 9,500           28
   Progress Software Corp.*                                5,800           81
   Puma Technology, Inc.*                                 22,200           30
   Resonate, Inc.*                                        22,600           84
   ScanSoft, Inc.*                                        63,073           89
   Trident Microsystems, Inc.*                               500            2
   Va Linux, Inc.*                                        77,500           81
--------------------------------------------------------------------------------
                                                                        1,207
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 3.0%
   Adaptec, Inc.*                                          6,700           53
   Adaptive Broadband Corp.*                              10,900            -
   Advanced Switching Communications, Inc.*                3,800            2
   Aether Systems, Inc.*                                   7,800           49
   Airnet Communications Corp.*                            3,000            -
   Airspan Networks, Inc.*                                52,100           85
   Alaska Communications Systems Group, Inc.*             48,300          368
   Allen Telecom, Inc.*                                   18,900          164
   Anixter International, Inc.*                           12,900          320
   Arguss Communications, Inc.*                           22,200           52
   Aspect Communications Corp.*                           73,900          132
   AT&T Latin America Corp., Class A*                     64,700       $  114
   Atlantic Tele-Network,Inc.                              6,680           89
   Boston Communications Group*                            5,500           62
   C-COR.net Corp.*                                       17,300          118
   Celeritek, Inc.*                                        2,300           27
   Choice One Communications, Inc.*                       39,900           65
   Com21, Inc.*                                              700            -
   Computer Network Technology Corp.*                      4,700           49
   Copper Mountain Networks, Inc.*                        75,700           61
   Crossroads Systems, Inc.*                              39,900          132
   Ditech Communications Corp.*                            5,500           23
   Eagle Wireless International, Inc.*                    21,000           15
   eGlobe, Inc.*                                               3            -
   EMS Technologies, Inc.*                                 8,125          113
   EndWave Corp.*                                          4,100            3
   Globecomm Systems, Inc.*                               17,400           92
   Golden Telecom, Inc.*                                  36,921          288
   Hypercom Corp.*                                        35,000          140
   Integrated Telecom Express, Inc.*                       5,000            5
   International Fibercom, Inc.*                          12,000           14
   Intrusion.com, Inc.*                                   15,400           15
   ITC Deltacom, Inc.*                                    93,200          112
   Leap Wireless International, Inc.,*                     6,700          105
   Lexent, Inc.*                                          10,100           73
   Loral Space & Communications, Inc.*                   255,200          332
   Luminent, Inc.*                                       136,700          273
   Mastec, Inc.*                                          73,500          375
   McLeodUSA, Inc.*                                      115,400           89
   Metawave Communications Corp.*                         70,400          190
   Mpower Holding Corp.*                                  60,100           12
   MRV Communications, Inc.*                              14,300           43
   Netro Corp.*                                           15,000           41
   Network Equipment Technologies, Inc.*                  31,300           94
   Network Plus Corp.*                                    20,800           21
   New Focus, Inc.*                                       13,900           45
   Newport Corp.                                           6,700           94
   NMS Communciations Corp.*                              52,400           82
   Novo Networks, Inc.*                                    1,300            -
   Nucentrix Broadband Networks, Inc.*                    12,800          153
   OmniSky Corp.*                                        107,000           27
   Pac-West Telecomm, Inc.*                               48,700           27
   Paradyne Networks Corp.*                                6,000            7

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 83 EQUITY FUNDS


EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2001

SMALL CAP VALUE FUND (CONTINUED)

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
COMMON STOCKS - 96.6% - (CONTINUED)
TELECOMMUNICATIONS - 3.0% - (CONTINUED)
   PTEK Holdings, Inc.*                                   26,100      $    67
   SBA Communications Corp.*                               7,700          103
   Spectrasite Holdings, Inc.*                           213,100          514
   Superior Telecom, Inc.                                  3,000            4
   SymmetriCom, Inc.*                                     11,700           64
   Terayon Communication Systems, Inc.*                   97,000          692
   Tessco Technologies, Inc.*                              6,400           83
   Turnstone Systems, Inc.*                               20,400           61
   UAXS Global Holdings, Inc.*                            16,900           13
   Vyyo, Inc.*                                             3,900            3
   World Access, Inc.*                                    10,303            -
--------------------------------------------------------------------------------
                                                                        6,449
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 0.0%
   CoSine Communications, Inc.*                           92,800           34
   Sorrento Networks Corp.*                               20,300           41
--------------------------------------------------------------------------------
                                                                           75
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES - 0.0%
   Arris Group, Inc.*                                     24,800           89
--------------------------------------------------------------------------------
TEXTILES - 0.3%
   Angelica Corp.                                          9,300           88
   Fab Industries, Inc.                                    7,900          115
   JPS Industries, Inc.*                                  14,300           73
   Quaker Fabric Corp.*                                   25,600          187
   Unifirst Corp.                                         14,400          244
--------------------------------------------------------------------------------
                                                                          707
--------------------------------------------------------------------------------
TOBACCO - 0.0%
   Vector Group Ltd.                                          45            2
--------------------------------------------------------------------------------
TOYS, GAMES & HOBBIES - 0.1%
   Department 56, Inc.*                                   18,800          119
   Racing Champions Corp.*                                22,500          104
--------------------------------------------------------------------------------
                                                                          223
--------------------------------------------------------------------------------
TRANSPORTATION - 3.7%
   Airborne, Inc.                                         44,800          428
   Airnet Systems, Inc.                                   16,600           96
   Alexander & Baldwin, Inc.                              58,000        1,358
   Arkansas Best Corp.*                                    9,217          191
   Arnold Industries, Inc.                                13,100          271
   Atlas Air, Inc.*                                       54,700          539
   Consolidated Freightways Corp.*                        33,900          103
   Hunt (J.B.) Transport Services, Inc.*                  19,495          254
   Maritrans, Inc.                                        16,100          144
   Marten Transport Ltd.*                                  3,200           46
   Motor Cargo Industries, Inc.*                           9,800           95
   Offshore Logistics, Inc.                               30,600          587
   Old Dominion Freight Line, Inc.*                       12,900          154
   OMI Corp.*                                            100,800          426
   Overseas Shipholding Group                             52,400        1,153
   Patriot Transportation Holding, Inc.*                   2,500           43
   Seabulk International, Inc.*                            7,000           26
   Stelmar Shipping Ltd.*                                  2,200           31
   Transport Corp. of America*                             1,300            7
   U.S. Freightways Corp.                                 27,200          852
   USA Truck, Inc.*                                        7,600           56
   Werner Enterprises, Inc.                               25,000          418
   Yellow Corp.                                           37,147          756
--------------------------------------------------------------------------------
                                                                        8,034
--------------------------------------------------------------------------------
TRUCKING & LEASING - 0.4%
   AMERCO*                                                33,625          611
   Greenbrier Cos., Inc.                                  13,500          109
   Interpool, Inc.                                         8,750          128
   Willis Lease Finance Corp.*                            13,500           85
--------------------------------------------------------------------------------
                                                                          933
--------------------------------------------------------------------------------
WATER - 0.4%
   American States Water Co.                               8,800          326
   California Water Service Group                          5,700          154
   SJW Corp.                                               3,700          303
--------------------------------------------------------------------------------
                                                                          783
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (COST $230,414)                                                    210,202

CONVERTIBLE PREFERRED STOCK - 0.0%
REITS - 0.0%
   U.S. Restaurant Properties, Inc.                        3,400           47
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCK
--------------------------------------------------------------------------------
(COST $48)                                                                 47

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 84 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
OTHER - 0.0%
   Escrow American Medical Electronics, Inc.*              5,000            -
   Escrow American Medical Electronics, Inc.*              5,000            -
   Escrow First International*                             3,800            -
   Escrow Paragon Trade Brands, Inc.*                     11,250            -
--------------------------------------------------------------------------------
   TOTAL OTHER
--------------------------------------------------------------------------------
   (COST $222)                                                              -

RIGHTS - 0.0%
   Elan Corp. PLC ADR*                                     9,500   $        1
   Procept,Inc.*                                              50            -
--------------------------------------------------------------------------------
TOTAL RIGHTS
--------------------------------------------------------------------------------
(COST $-)                                                                    1

WARRANTS - 0.0%
   Arch Wireless, Inc. Exp. 9/1/01                         7,778            -
   Jannock Properties Limited*                             8,856            6
   York Research Corp., Exp. 3/30/02                           6            -
--------------------------------------------------------------------------------
TOTAL WARRANTS
--------------------------------------------------------------------------------
(COST $-)                                                                   6

                                                        PRINCIPAL
                                                         AMOUNT       VALUE
                                                         (000S)       (000S)
SHORT-TERM INVESTMENTS - 2.5%
   Banque Bruxelles Lambert, Brussels,
      Eurodollar Time Deposit,
      3.38%, 10/1/01                                     $ 2,914        2,914
   U.S. Treasury Bill, (1)
      3.30%, 10/18/01                                      2,505        2,502
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
(COST $5,416)                                                           5,416

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.1%
--------------------------------------------------------------------------------
(COST $236,100)                                                       215,672
   Other Assets less Liabilities - 0.9%                                 1,969
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $217,641

*   NON-INCOME PRODUCING SECURITY.

(1) SECURITY PLEDGED AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR OPEN FUTURES CONTRACTS.

At September 30, 2001, Small Cap Value Fund had open futures contracts as follows:

                               NOTIONAL                       UNREALIZED
                 NUMBER OF      AMOUNT   CONTRACT   CONTRACT     GAINS
   TYPE          CONTRACTS      (000S)   POSITION     EXP.       (000S)

S&P/Barra Value        9       $1,158      Long      12/01     $   12
Russell 2000          31        6,294      Long      12/01        289
--------------------------------------------------------------------------------
Total                                                          $  301

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 85 EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

STOCK INDEX FUND

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
COMMON STOCKS - 93.8% (CONTINUED)
ADVERTISING - 0.2%
   Interpublic Group of Cos. (The), Inc.                  15,800     $    323
   Omnicom Group, Inc.                                     7,800          506
--------------------------------------------------------------------------------
                                                                          829
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.1%
   Boeing (The) Co.                                       36,668        1,228
   General Dynamics Corp.                                  8,500          751
   Goodrich Corp.                                          4,300           84
   Lockheed Martin Corp.                                  18,246          798
   Northrop Grumman Corp.                                  3,600          363
   Raytheon Co.                                           14,900          518
   Rockwell Collins, Inc.                                  7,700          109
   United Technologies Corp.                              19,800          921
--------------------------------------------------------------------------------
                                                                        4,772
--------------------------------------------------------------------------------
AIRLINES - 0.2%
   AMR Corp.                                               6,440          123
   Delta Air Lines, Inc.                                   5,200          137
   Southwest Airlines Co.                                 32,030          476
   U.S. Airways Group, Inc.                                2,800           13
--------------------------------------------------------------------------------
                                                                          749
--------------------------------------------------------------------------------
APPAREL - 0.2%
   Liz Claiborne, Inc.                                     2,200           83
   NIKE, Inc., Class B                                    11,400          534
   Reebok International Ltd.                               2,500           52
   VF Corp.                                                4,728          138
--------------------------------------------------------------------------------
                                                                          807
--------------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.6%
   Ford Motor Co.                                         76,975        1,335
   General Motors Corp.                                   23,100          991
   Navistar InternationalCorp.                             2,480           70
   PACCAR, Inc.                                            3,260          160
--------------------------------------------------------------------------------
                                                                        2,556
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.2%
   Cooper Tire & Rubber Co.                                3,100           44
   Dana Corp.                                              6,172           97
   Delphi Automotive Systems Corp.                        23,510          276
   Goodyear Tire & Rubber (The) Co.                        6,658          123
   TRW, Inc.                                               5,300          158
   Visteon Corp.                                           5,499           70
--------------------------------------------------------------------------------
                                                                          768
--------------------------------------------------------------------------------
BANKS - 5.1%
   AmSouth Bancorp                                        15,550      $   281
   Bank of America Corp.                                  67,357        3,934
   Bank of New York Co., Inc.                             30,900        1,082
   Bank One Corp.                                         49,046        1,544
   BB&T Corp.                                             18,400          671
   Comerica, Inc.                                          7,550          418
   Fifth Third Bancorp                                    24,161        1,485
   FleetBoston Financial Corp.                            45,553        1,674
   Huntington Bancshares, Inc.                            10,572          183
   KeyCorp                                                17,900          432
   Mellon Financial Corp.                                 20,100          650
   National City Corp.                                    25,300          758
   PNC Financial Services Group                           12,200          698
   Regions Financial Corp.                                 9,600          277
   SouthTrust Corp.                                       14,300          364
   State Street Corp.                                     13,700          623
   SunTrust Banks, Inc.                                   12,300          819
   Synovus Financial Corp.                                12,150          335
   Union Planters Corp.                                    5,800          249
   Wachovia Corp.                                         58,874        1,825
   Wells Fargo &Co.                                       72,160        3,208
   Zions Bancorporation                                    3,900          209
--------------------------------------------------------------------------------
                                                                       21,719
--------------------------------------------------------------------------------
BEVERAGES - 2.6%
   Anheuser-Busch Cos., Inc.                              37,788        1,583
   Brown-Forman Corp., Class B                             2,900          183
   Coca-Cola (The) Co.                                   104,600        4,901
   Coca-Cola Enterprises, Inc.                            18,700          287
   Coors (Adolph) Co., Class B                             1,600           72
   Pepsi Bottling Group, Inc.                              6,000          276
   PepsiCo, Inc.                                          74,480        3,612
--------------------------------------------------------------------------------
                                                                       10,914
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.9%
   Amgen, Inc.*                                           43,900        2,580
   Biogen, Inc.*                                           6,300          350
   Chiron Corp.*                                           8,000          355
   Immunex Corp.*                                         22,400          419
--------------------------------------------------------------------------------
                                                                        3,704
--------------------------------------------------------------------------------
BUILDING MATERIALS - 0.1%
   Masco Corp.                                            19,300          394
   Vulcan Materials Co.                                    4,300          186
--------------------------------------------------------------------------------
                                                                          580
--------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 86 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
COMMON STOCKS - 93.8% - (CONTINUED)
CHEMICALS - 1.2%
   Air Products & Chemicals, Inc.                          9,600     $    370
   Ashland, Inc.                                           2,900          112
   Dow Chemical (The) Co.                                 37,771        1,237
   du Pont (E.I.) de Nemours & Co.                        43,877        1,646
   Eastman Chemical Co.                                    3,275          119
   Ecolab, Inc.                                            5,400          196
   Engelhard Corp.                                         5,462          126
   Great Lakes Chemical Corp.                              2,100           46
   Hercules, Inc.*                                         4,500           37
   PPG Industries, Inc.                                    7,100          325
   Praxair, Inc.                                           6,800          286
   Rohm & Haas Co.                                         9,243          303
   Sherwin-Williams Co.                                    6,600          147
   Sigma-Aldrich Corp.                                     3,200          145
--------------------------------------------------------------------------------
                                                                        5,095
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 1.5%
   Automatic Data Processing, Inc.                        26,300        1,237
   Cendant Corp.*                                         35,808          458
   Concord EFS, Inc.*                                     10,100          494
   Convergys Corp.*                                        7,200          200
   Deluxe Corp.                                            3,000          104
   Donnelley (R.R.) & Sons Co.                             4,900          133
   Electronic Data Systems Corp.                          19,700        1,134
   Equifax, Inc.                                           6,000          132
   First Data Corp.                                       16,500          961
   H&R Block, Inc.                                         7,700          297
   McKesson HBOC, Inc.                                    11,941          451
   Moody's Corp.                                           6,602          244
   Paychex, Inc.                                          15,700          495
   Quintiles Transnational Corp.*                          4,900           72
   Robert Half International, Inc.*                        7,400          148
--------------------------------------------------------------------------------
                                                                        6,560
--------------------------------------------------------------------------------
COMPUTERS - 3.3%
   Apple Computer, Inc.*                                  14,700          228
   Compaq Computer Corp.                                  70,989          590
   Computer Sciences Corp.*                                7,100          236
   Dell Computer Corp.*                                  109,400        2,027
   EMC Corp.*                                             92,812        1,091
   Gateway, Inc.*                                         13,600           74
   Hewlett-Packard Co.                                    81,700        1,315
   International Business Machines Corp.                  73,100        6,747
   Lexmark International Group, Inc.*                      5,400      $   241
   NCR Corp.*                                              4,100          122
   Palm, Inc.*                                            23,809           35
   Sun Microsystems, Inc.*                               137,000        1,133
   Unisys Corp.                                           13,300          115
--------------------------------------------------------------------------------
                                                                       13,954
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 2.1%
   Alberto-Culver Co., Class B                             2,400           93
   Avon Products, Inc.                                     9,972          461
   Colgate-Palmolive Co.                                  23,600        1,374
   Gillette Co.                                           44,388        1,323
   International Flavors & Fragrances, Inc.                4,000          111
   Kimberly-Clark Corp.                                   22,336        1,385
   Procter & Gamble Co.                                   54,456        3,964
--------------------------------------------------------------------------------
                                                                        8,711
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 0.1%
   Genuine Parts Co.                                       7,250          231
   Grainger (W.W.), Inc.                                   4,000          155
--------------------------------------------------------------------------------
                                                                          386
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 6.8%
   American Express Co.                                   55,600        1,616
   Bear Stearns (The) Cos., Inc.                           4,376          219
   Capital One Financial Corp.                             8,800          405
   Citigroup, Inc.                                       211,418        8,562
   Countrywide Credit Industries, Inc.                     5,000          220
   Fannie Mae                                             42,100        3,371
   Franklin Resources, Inc.                               11,100          385
   Freddie Mac                                            29,100        1,892
   Household International, Inc.                          19,545        1,102
   Lehman Brothers Holdings, Inc.                         10,400          591
   MBNA Corp.                                             35,805        1,085
   Merrill Lynch & Co., Inc.                              35,300        1,433
   Morgan (J.P.) Chase & Co.                              83,468        2,850
   Morgan Stanley Dean Witter & Co.                       46,818        2,170
   Price (T. Rowe) Group, Inc.                             5,200          152
   Providian Financial Corp.                              12,000          242
   Stilwell Financial, Inc.                                9,200          179
   U.S. Bancorp                                           80,177        1,778

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 87 EQUITY FUNDS


EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

STOCK INDEX FUND (CONTINUED)

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
COMMON STOCKS - 93.8% - (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES - 6.8% - (CONTINUED)
   USA Education, Inc.                                     6,900     $    572
--------------------------------------------------------------------------------
                                                                       28,824
--------------------------------------------------------------------------------
ELECTRIC - 2.4%
   AES Corp.                                              22,400          287
   Allegheny Energy, Inc.                                  5,200          191
   Ameren Corp.                                            5,800          223
   American Electric Power Co., Inc.                      13,540          585
   Calpine Corp.*                                         12,600          287
   Cinergy Corp.                                           6,641          205
   CMS Energy Corp.                                        5,600          112
   Consolidated Edison, Inc.                               8,900          362
   Constellation Energy Group, Inc.                        6,900          167
   Dominion Resources, Inc.                               10,393          617
   DTE Energy Co.                                          6,900          297
   Duke Energy Corp.                                      32,504        1,230
   Edison International*                                  13,700          180
   Entergy Corp.                                           9,300          331
   Exelon Corp.                                           13,512          603
   FirstEnergy Corp.                                       9,400          338
   FPL Group, Inc.                                         7,400          396
   GPU, Inc.                                               5,000          202
   Niagara Mohawk Holdings, Inc.                           6,700          114
   NiSource, Inc.                                          8,700          203
   PG&E Corp.*                                            16,300          248
   Pinnacle West Capital Corp.                             3,600          143
   PPL Corp.                                               6,100          199
   Progress Energy, Inc.                                   9,100          391
   Public Service Enterprise Group, Inc.                   8,750          372
   Reliant Energy, Inc.                                   12,522          330
   Southern (The) Co.                                     28,800          691
   TXU Corp.                                              10,784          499
   Xcel Energy, Inc.                                      14,385          405
--------------------------------------------------------------------------------
                                                                       10,208
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
   American Power Conversion Corp.*                        8,200           96
   Emerson Electric Co.                                   18,000          847
   Molex, Inc.                                             8,175          230
   Power-One, Inc.*                                        3,300           20
--------------------------------------------------------------------------------
                                                                        1,193
--------------------------------------------------------------------------------
ELECTRONICS - 0.5%
   Agilent Technologies, Inc.*                            19,256      $   377
   Applied Biosystems Group - Applera Corp.                8,900          217
   Jabil Circuit, Inc.*                                    8,000          143
   Johnson Controls, Inc.                                  3,700          241
   Maytag Corp.                                            3,200           79
   Millipore Corp.                                         2,000          106
   Parker-Hannifin Corp.                                   4,925          169
   PerkinElmer, Inc.                                       4,200          110
   Sanmina Corp.*                                         13,400          182
   Solectron Corp.*                                       27,500          320
   Symbol Technologies, Inc.                               9,500          100
   Tektronix, Inc.*                                        3,900           68
   Thomas & Betts Corp.                                    2,400           42
--------------------------------------------------------------------------------
                                                                        2,154
--------------------------------------------------------------------------------
ENERGY-ALTERNATE SOURCES - 0.1%
   Mirant Corp.*                                          14,293          313
--------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.0%
   Fluor Corp.                                             3,300          127
--------------------------------------------------------------------------------
ENTERTAINMENT - 0.0%
   International Game Technology                           3,100          132
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.2%
   Allied Waste Industries, Inc.*                          8,300          106
   Waste Management, Inc.                                 26,273          702
--------------------------------------------------------------------------------
                                                                          808
--------------------------------------------------------------------------------
FOOD - 2.0%
   Albertson's, Inc.                                      17,045          543
   Archer-Daniels-Midland Co.                             27,892          351
   Campbell Soup Co.                                      17,200          482
   ConAgra Foods, Inc.                                    22,600          507
   General Mills, Inc.                                    12,000          546
   Heinz (H.J.) Co.                                       14,700          620
   Hershey Foods Corp.                                     5,700          373
   Kellogg Co.                                            17,100          513
   Ralston Purina Co.                                     13,000          426
   Safeway, Inc.*                                         21,300          846
   Sara Lee Corp.                                         33,100          705
   SUPERVALU, Inc.                                         5,600          113
   Sysco Corp.                                            28,300          723
   Unilever N.V. - N.Y. Shares                            24,071        1,300
   Winn-Dixie Stores, Inc.                                 5,900           68

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 88 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
COMMON STOCKS - 93.8% - (CONTINUED)
FOOD - 2.0% - (CONTINUED)
   Wrigley (Wm.) Jr. Co.                                   9,500     $    487
--------------------------------------------------------------------------------
                                                                        8,603
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.5%
   Boise Cascade Corp.                                     2,433           72
   Georgia-Pacific Group                                   9,494          273
   International Paper Co.                                20,272          706
   Louisiana-Pacific Corp.                                 4,416           29
   Mead Corp.                                              4,200          116
   Temple-Inland, Inc.                                     2,050           97
   Westvaco Corp.                                          4,200          108
   Weyerhaeuser Co.                                        9,000          438
   Willamette Industries, Inc.                             4,600          207
--------------------------------------------------------------------------------
                                                                        2,046
--------------------------------------------------------------------------------
GAS - 0.1%
   KeySpan Corp.                                           5,800          193
   NICOR, Inc.                                             1,900           74
   Peoples Energy Corp.                                    1,500           60
   Sempra Energy                                           8,671          214
--------------------------------------------------------------------------------
                                                                          541
--------------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.1%
   Black & Decker Corp.                                    3,400          106
   Snap-On, Inc.                                           2,450           55
   Stanley Works (The)                                     3,600          131
--------------------------------------------------------------------------------
                                                                          292
--------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 3.2%
   Bard (C.R.), Inc.                                       2,100          108
   Bausch & Lomb, Inc.                                     2,300           65
   Baxter International, Inc.                             24,900        1,371
   Becton, Dickinson & Co.                                10,800          399
   Biomet, Inc.                                           11,250          329
   Boston Scientific Corp.*                               16,900          346
   Guidant Corp.                                          12,900          497
   Johnson & Johnson                                     127,300        7,052
   Medtronic, Inc.                                        50,800        2,210
   St. Jude Medical, Inc.                                  3,650          250
   Stryker Corp.                                           8,200          434
   Thermo Electron Corp.*                                  7,600          137
   Zimmer Holdings, Inc.*                                  8,176          227
--------------------------------------------------------------------------------
                                                                       13,425
--------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 0.9%
   Aetna, Inc.                                             6,023          174
   HCA, Inc.                                              22,647      $ 1,003
   HEALTHSOUTH Corp.*                                     16,400          267
   Humana, Inc.                                            7,100           86
   Manor Care,Inc.*                                        4,350          122
   Tenet Healthcare Corp.*                                13,600          811
   UnitedHealth Group, Inc.                               13,300          884
   Wellpoint Health Networks, Inc.*                        2,700          295
--------------------------------------------------------------------------------
                                                                        3,642
--------------------------------------------------------------------------------
HOME BUILDERS - 0.0%
   Centex Corp.                                            2,500           84
   KB HOME                                                 1,886           54
   Pulte Corp.                                             2,500           77
--------------------------------------------------------------------------------
                                                                          215
--------------------------------------------------------------------------------
HOME FURNISHINGS - 0.1%
   Leggett & Platt, Inc.                                   8,300          162
   Whirlpool Corp.                                         2,800          155
--------------------------------------------------------------------------------
                                                                          317
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.2%
   Avery Dennison Corp.                                    4,600          218
   Clorox Co.                                              9,900          366
   Fortune Brands, Inc.                                    6,400          214
   Tupperware Corp.                                        2,400           48
--------------------------------------------------------------------------------
                                                                          846
--------------------------------------------------------------------------------
HOUSEWARES - 0.1%
   Newell Rubbermaid, Inc.                                11,208          255
--------------------------------------------------------------------------------
INSURANCE - 4.5%
   AFLAC, Inc.                                            22,100          597
   Allstate Corp.                                         30,514        1,140
   Ambac Financial Group, Inc.                             4,400          241
   American International Group, Inc.                    110,189        8,595
   Aon Corp.                                              10,975          461
   Chubb (The) Corp.                                       7,400          528
   CIGNA Corp.                                             6,300          523
   Cincinnati Financial Corp.                              6,800          283
   Conseco, Inc.*                                         14,248          103
   Hartford Financial Services Group, Inc.                10,000          587
   Jefferson-Pilot Corp.                                   6,412          285
   John Hancock Financial Services, Inc.                  13,000          519
   Lincoln National Corp.                                  7,900          368

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 89 EQUITY FUNDS


EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

STOCK INDEX FUND (CONTINUED)

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
COMMON STOCKS - 93.8% - (CONTINUED)
INSURANCE - 4.5% - (CONTINUED)
   Loews Corp.                                             8,300     $    384
   Marsh & McLennan Cos.,Inc.                             11,550        1,117
   MBIA, Inc.                                              6,250          312
   Metlife, Inc.                                          31,500          936
   MGIC Investment Corp.                                   4,500          294
   Progressive Corp.                                       3,100          415
   SAFECO Corp.                                            5,400          164
   St.Paul Cos., Inc.                                      8,980          370
   Torchmark Corp.                                         5,300          207
   UnumProvident Corp.                                    10,161          257
   XL Capital Ltd., Class A                                5,300          419
--------------------------------------------------------------------------------
                                                                       19,105
--------------------------------------------------------------------------------
INTERNET - 0.2%
   Sapient Corp.*                                          5,200           20
   Schwab (Charles) Corp.                                 58,325          671
   TMP Worldwide, Inc.*                                    4,500          128
   Yahoo!, Inc.*                                          23,800          209
--------------------------------------------------------------------------------
                                                                        1,028
--------------------------------------------------------------------------------
IRON/STEEL - 0.1%
   Allegheny Technologies, Inc.                            3,332           44
   Nucor Corp.                                             3,300          131
   USX (U.S. Steel Group)                                  3,700           52
--------------------------------------------------------------------------------
                                                                          227
--------------------------------------------------------------------------------
LEISURE TIME - 0.3%
   Brunswick Corp.                                         3,700           61
   Carnival Corp.                                         24,596          542
   Harley-Davidson, Inc.                                  12,700          514
   Sabre Holdings Corp.*                                   5,581          149
--------------------------------------------------------------------------------
                                                                        1,266
--------------------------------------------------------------------------------
LODGING - 0.2%
   Harrah's Entertainment, Inc.*                           4,950          134
   Hilton Hotels Corp.                                    15,500          121
   Marriott International, Inc., Class A                  10,300          344
   Starwood Hotels & Resorts Worldwide, Inc.               8,400          185
--------------------------------------------------------------------------------
                                                                          784
--------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.2%
   Caterpillar, Inc.                                      14,400          645
--------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.2%
   Cummins Engine Co., Inc.                                1,700           56
   Deere & Co.                                             9,900          372
   Dover Corp.                                             8,500      $   256
   Ingersoll-Rand Co.                                      7,050          238
   McDermott International, Inc.*                          2,600           22
   Rockwell International Corp.                            7,700          113
--------------------------------------------------------------------------------
                                                                        1,057
--------------------------------------------------------------------------------
MEDIA - 3.6%
   AOL Time Warner, Inc.*                                186,300        6,167
   Clear Channel Communications, Inc.*                    24,700          982
   Comcast Corp., Class A*                                39,700        1,424
   Disney (The Walt) Co.                                  87,900        1,637
   Dow Jones & Co., Inc.                                   3,600          164
   Gannett Co., Inc.                                      11,100          667
   Knight-Ridder, Inc.                                     3,100          173
   McGraw-Hill Cos., Inc.                                  8,200          477
   Meredith Corp.                                          2,100           67
   New York Times Co., Class A                             6,700          262
   Tribune Co.                                            12,500          392
   Univision Communications, Inc.*                         8,800          202
   Viacom, Inc., Class B*                                 74,848        2,582
--------------------------------------------------------------------------------
                                                                       15,196
--------------------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 0.0%
   Worthington Industries, Inc.                            3,625           41
--------------------------------------------------------------------------------
MINING - 0.6%
   Alcan Aluminium Ltd.                                   13,425          403
   Alcoa, Inc.                                            36,312        1,126
   Barrick Gold Corp.                                     16,700          290
   Freeport-McMoRan Copper & Gold, Inc., Class B           6,100           67
   Homestake Mining Co.                                   11,100          103
   Inco Ltd.*                                              7,600           94
   Newmont Mining Corp.                                    8,177          193
   Phelps Dodge Corp.                                      3,330           91
   Placer Dome, Inc.                                      13,735          176
--------------------------------------------------------------------------------
                                                                        2,543
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 5.7%
   Cooper Industries, Inc.                                 3,900          162
   Crane Co.                                               2,518           55
   Danaher Corp.                                           6,000          283
   Eastman Kodak Co.                                      12,200          397
   Eaton Corp.                                             2,900          172
   FMC Corp.*                                              1,300           64

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 90 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
COMMON STOCKS - 93.8% - (CONTINUED)
MISCELLANEOUS MANUFACTURING - 5.7% - (CONTINUED)
   General Electric Co.                                  417,700     $ 15,538
   Honeywell International, Inc.                          34,012          898
   Illinois Tool Works, Inc.                              12,800          693
   ITT Industries, Inc.                                    3,700          166
   Minnesota Mining & Manufacturing Co.                   16,600        1,633
   National Service Industries, Inc.                       1,700           35
   Pall Corp.                                              5,166          100
   Textron, Inc.                                           5,900          198
   Tyco International Ltd.                                81,490        3,708
--------------------------------------------------------------------------------
                                                                       24,102
--------------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 0.1%
   Pitney Bowes, Inc.                                     10,400          398
   Xerox Corp.                                            29,196          226
--------------------------------------------------------------------------------
                                                                          624
--------------------------------------------------------------------------------
OIL & GAS PRODUCERS - 5.9%
   Amerada Hess Corp.                                      3,700          235
   Anadarko Petroleum Corp.                               10,506          505
   Apache Corp.                                            5,300          228
   Burlington Resources, Inc.                              8,882          304
   Chevron Corp.                                          27,000        2,288
   Conoco, Inc., Class B*                                 26,291          666
   Devon Energy Corp.                                      5,400          186
   EOG Resources, Inc.                                     4,900          142
   Exxon Mobil Corp.                                     290,114       11,430
   Kerr-McGee Corp.                                        4,249          221
   Nabors Industries, Inc.*                                6,200          130
   Noble Drilling Corp.*                                   5,600          134
   Occidental Petroleum Corp.                             15,600          380
   Phillips Petroleum Co.                                 16,000          863
   Rowan Cos., Inc.                                        4,000           49
   Royal Dutch Petroleum Co. ADR                          90,200        4,533
   Sunoco, Inc.                                            3,500          125
   Texaco, Inc.                                           23,200        1,508
   Transocean Sedco Forex, Inc.                           13,410          354
   Unocal Corp.                                           10,200          331
   USX (Marathon Group)                                   13,000          348
--------------------------------------------------------------------------------
                                                                       24,960
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 0.5%
   Baker Hughes,Inc.                                      14,140          409
   Halliburton Co.                                        18,000          406
   Schlumberger Ltd.                                      24,100     $  1,102
--------------------------------------------------------------------------------
                                                                        1,917
--------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.1%
   Ball Corp.                                              1,200           72
   Bemis Co., Inc.                                         2,200           88
   Pactiv Corp.*                                           6,700           97
   Sealed Air Corp.*                                       3,553          129
--------------------------------------------------------------------------------
                                                                          386
--------------------------------------------------------------------------------
PHARMACEUTICALS - 9.5%
   Abbott Laboratories                                    65,100        3,375
   Allergan, Inc.                                          5,500          365
   American Home Products Corp.                           55,300        3,221
   AmerisourceBergen Corp.*                                4,309          306
   Bristol-Myers Squibb Co.                               81,760        4,542
   Cardinal Health, Inc.                                  18,700        1,383
   Forest Laboratories, Inc., Class A*                     7,400          534
   King Pharmaceuticals, Inc.*                             9,600          403
   Lilly (Eli) & Co.                                      47,296        3,817
   Medimmune, Inc.*                                        8,900          317
   Merck & Co., Inc.                                      96,400        6,420
   Pfizer, Inc.                                          265,450       10,644
   Pharmacia Corp.                                        54,702        2,219
   Schering-Plough Corp.                                  61,500        2,282
   Watson Pharmaceutical, Inc.*                            4,500          246
--------------------------------------------------------------------------------
                                                                       40,074
--------------------------------------------------------------------------------
PIPELINES - 0.7%
   Dynegy, Inc.                                           13,700          475
   El Paso Corp.                                          21,447          891
   Enron Corp.                                            31,400          855
   Kinder Morgan, Inc.                                     4,800          236
   Williams (The) Cos., Inc.                              21,600          590
--------------------------------------------------------------------------------
                                                                        3,047
--------------------------------------------------------------------------------
RETAIL - 6.3%
   American Greetings Corp., Class A                       2,700           36
   Autozone, Inc.*                                         4,700          244
   Bed Bath & Beyond, Inc.*                               12,100          308
   Best Buy Co., Inc.*                                     8,800          400
   Big Lots, Inc.*                                         4,800           40
   Circuit City Stores, Inc.                               8,700          104
   Costco Wholesale Corp.*                                18,916          673

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 91 EQUITY FUNDS


EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

STOCK INDEX FUND (CONTINUED)

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
COMMON STOCKS - 93.8% - (CONTINUED)
RETAIL - 6.3% - (CONTINUED)
   CVS Corp.                                              16,500     $    548
   Darden Restaurants, Inc.                                5,000          131
   Dillard's, Inc., Class A                                3,600           47
   Dollar General Corp.                                   13,905          163
   Family Dollar Stores, Inc.                              7,200          198
   Federated Department Stores, Inc.*                      8,300          234
   Gap (The), Inc.                                        36,187          433
   Home Depot (The), Inc.                                 98,155        3,766
   Kmart Corp.*                                           20,600          144
   Kohl's Corp.*                                          14,000          672
   Kroger Co.                                             34,100          840
   Limited (The), Inc.                                    17,900          170
   Lowe's Cos., Inc.                                      32,400        1,026
   May Department Stores Co.                              12,548          364
   McDonald's Corp.                                       54,400        1,476
   Nordstrom, Inc.                                         5,600           81
   Office Depot, Inc.*                                    12,500          170
   Penney (J.C.) Co., Inc.                                11,100          243
   RadioShack Corp.                                        7,800          189
   Sears, Roebuck & Co.                                   13,800          478
   Staples, Inc.*                                         19,150          255
   Starbucks Corp.*                                       16,000          239
   Target Corp.                                           37,800        1,200
   Tiffany & Co.                                           6,100          132
   TJX Cos., Inc.                                         11,800          388
   Toys "R" Us, Inc.*                                      8,275          143
   Tricon Global Restaurants, Inc.*                        6,200          243
   Wal-Mart Stores, Inc.                                 188,000        9,306
   Walgreen Co.                                           42,800        1,474
   Wendy's International, Inc.                             4,800          128
--------------------------------------------------------------------------------
                                                                       26,686
--------------------------------------------------------------------------------
SAVINGS & LOANS - 0.5%
   Charter One Financial, Inc.                             9,161          259
   Golden West Financial Corp.                             6,700          389
   Washington Mutual,Inc.                                 36,870        1,419
--------------------------------------------------------------------------------
                                                                        2,067
--------------------------------------------------------------------------------
SEMICONDUCTORS - 3.0%
   Advanced Micro Devices, Inc.*                          14,500          118
   Altera Corp.*                                          16,300          267
   Analog Devices, Inc.*                                  15,100          494
   Applied Materials, Inc.*                               34,200          973
   Applied Micro Circuits Corp.*                          12,600      $    88
   Broadcom Corp., Class A*                               10,900          221
   Conexant Systems, Inc.*                                10,400           86
   Intel Corp.                                           282,800        5,780
   KLA-Tencor Corp.*                                       7,800          246
   Linear Technology Corp.                                13,400          440
   LSI Logic Corp.*                                       15,200          179
   Maxim Integrated Products, Inc.*                       13,800          482
   Micron Technology, Inc.                                25,100          473
   National Semiconductor Corp.*                           7,300          161
   Novellus Systems, Inc.*                                 6,000          171
   PMC - Sierra, Inc.*                                     6,900           71
   Qlogic Corp.*                                           3,900           74
   Teradyne, Inc.*                                         7,300          142
   Texas Instruments, Inc.                                73,000        1,824
   Vitesse Semiconductor Corp.*                            7,700           60
   Xilinx, Inc.*                                          14,000          329
--------------------------------------------------------------------------------
                                                                       12,679
--------------------------------------------------------------------------------
SOFTWARE - 4.2%
   Adobe Systems, Inc.                                    10,100          242
   Autodesk, Inc.                                          2,300           74
   BMC Software, Inc.*                                    10,200          129
   Citrix Systems, Inc.*                                   7,800          154
   Computer Associates International, Inc.                24,276          625
   Compuware Corp.*                                       15,500          129
   Fiserv, Inc.*                                           7,800          267
   IMS Health, Inc.                                       12,404          311
   Intuit, Inc.*                                           8,800          315
   Mercury Interactive Corp.*                              3,500           67
   Microsoft Corp.*                                      226,300       11,580
   Novell, Inc.*                                          15,100           55
   Oracle Corp.*                                         236,100        2,970
   Parametric Technology Corp.*                           11,100           58
   PeopleSoft, Inc.*                                      12,400          224
   Siebel Systems, Inc.*                                  19,100          248
   Veritas Software Corp.*                                16,700          308
--------------------------------------------------------------------------------
                                                                       17,756
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 8.0%
   ADC Telecommunications, Inc.*                          32,900          115
   Alltel Corp.                                           13,200          765
   Andrew Corp.*                                           3,462           63

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 92 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
COMMON STOCKS - 93.8% - (CONTINUED)
TELECOMMUNICATIONS - 8.0% - (CONTINUED)
   AT&T Wireless Services, Inc.*                         106,400     $  1,590
   Avaya, Inc.*                                           11,900          118
   BellSouth Corp.                                        78,800        3,274
   CenturyTel,Inc.                                         5,950          199
   CIENA Corp.*                                           13,700          141
   Cisco Systems, Inc.*                                  307,800        3,749
   Citizen Communications Co.                             12,000          113
   Comverse Technology, Inc.*                              7,200          147
   Corning, Inc.                                          39,100          345
   Global Crossing Ltd.*                                  37,265           67
   JDS Uniphase Corp.*                                    55,400          350
   Lucent Technologies, Inc.                             143,200          820
   Motorola, Inc.                                         92,365        1,441
   Network Appliance, Inc.*                               13,700           93
   Nextel Communications, Inc., Class A*                  32,200          278
   Nortel Networks Corp.                                 134,000          752
   QUALCOMM, Inc.*                                        31,800        1,512
   Qwest Communications International, Inc.               69,855        1,166
   SBC Communications, Inc.                              141,592        6,672
   Scientific-Atlanta, Inc.                                6,800          119
   Sprint Corp. (FON Group)                               37,300          896
   Sprint Corp. (PCS Group)*                              39,400        1,036
   Tellabs, Inc.*                                         17,200          170
   Verizon Communications, Inc.                          113,770        6,156
   WorldCom, Inc. (WorldCom Group)*                      121,417        1,826
--------------------------------------------------------------------------------
                                                                       33,973
--------------------------------------------------------------------------------
TELEPHONE - 0.7%
   AT&T Corp.                                            145,055        2,800
--------------------------------------------------------------------------------
TEXTILES - 0.1%
   Cintas Corp.                                            7,100          286
--------------------------------------------------------------------------------
TOBACCO - 1.1%
   Philip Morris Cos., Inc.                               92,500        4,467
   UST, Inc.                                               6,900          229
--------------------------------------------------------------------------------
                                                                        4,696
--------------------------------------------------------------------------------
TOYS, GAMES & HOBBIES - 0.1%
   Hasbro, Inc.                                            7,212          101
   Mattel, Inc.                                           18,141          284
--------------------------------------------------------------------------------
                                                                          385
--------------------------------------------------------------------------------
TRANSPORTATION - 0.5%
   Burlington Northern Santa Fe Corp.                     16,428      $   439
   CSX Corp.                                               8,924          281
   FedEx Corp.*                                           12,940          476
   Norfolk Southern Corp.                                 16,200          261
   Union Pacific Corp.                                    10,400          488
--------------------------------------------------------------------------------
                                                                        1,945
--------------------------------------------------------------------------------
TRUCKING & LEASING - 0.0%
   Ryder System, Inc.                                      2,500           50
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $351,896)                                                       396,370

                                                       PRINCIPAL
                                                         AMOUNT      VALUE
                                                         (000S)      (000S)
SHORT-TERM INVESTMENTS - 6.0%
   Banque Bruxelles Lambert, Brussels,
      Eurodollar Time Deposit,
      3.38%, 10/1/01                                     $23,535       23,535
   U.S. Treasury Bill,(1)
      3.30%, 10/18/01                                      2,010        2,008
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
(COST $25,543)                                                         25,543


--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.8%
--------------------------------------------------------------------------------
(COST $377,439)                                                       421,913
   Other Assets less Liabilities - 0.2%                                   906
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $422,819

*   NON-INCOME PRODUCING SECURITY.

(1) SECURITY PLEDGED AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR OPEN FUTURES CONTRACTS.

At September 30, 2001, Stock Index Fund had open futures contracts as follows:

                               NOTIONAL                       UNREALIZED
                 NUMBER OF      AMOUNT   CONTRACT   CONTRACT     GAINS
   TYPE          CONTRACTS      (000S)   POSITION     EXP.       (000S)

  S & P 500        101         $26,353     Long      12/01       $104
================================================================================

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 93 EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

TECHNOLOGY FUND

                                                          NUMBER       VALUE
                                                        OF SHARES      (000S)
COMMON STOCKS - 92.7%
AEROSPACE/DEFENSE - 1.2%
   General Dynamics Corp.                                 70,000   $    6,182
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 14.2%
   Affiliated Computer Services, Inc., Class A*           90,000        7,327
   Automatic Data Processing, Inc.                       200,000        9,408
   Concord EFS, Inc.*                                    250,000       12,238
   Electronic Data Systems Corp.                         500,000       28,790
   First Data Corp.                                      255,000       14,856
--------------------------------------------------------------------------------
                                                                       72,619
--------------------------------------------------------------------------------
COMPUTERS - 12.6%
   Compaq Computer Corp.                                 250,000        2,078
   Dell Computer Corp.*                                1,200,000       22,236
   EMC Corp.*                                            415,000        4,876
   Hewlett-Packard Co.                                   420,000        6,762
   International Business Machines Corp.                 220,000       20,306
   Sun Microsystems, Inc.*                               950,000        7,856
--------------------------------------------------------------------------------
                                                                       64,114
--------------------------------------------------------------------------------
ELECTRONICS - 1.8%
   Solectron Corp.*                                      800,000        9,320
--------------------------------------------------------------------------------
INTERNET - 3.8%
   Check Point Software Technologies Ltd.*               102,500        2,257
   eBay, Inc.*                                            60,000        2,745
   Riverstone Networks, Inc.*                            333,146        1,749
   Symantec Corp.*                                       160,000        5,547
   VeriSign, Inc.*                                        70,000        2,933
   Yahoo!, Inc.*                                         440,000        3,877
--------------------------------------------------------------------------------
                                                                       19,108
--------------------------------------------------------------------------------
MEDIA - 4.6%
   AOL Time Warner, Inc.*                                715,000       23,667
--------------------------------------------------------------------------------
SEMICONDUCTORS - 17.1%
   Altera Corp.*                                         195,000        3,194
   Analog Devices, Inc.*                                  40,000        1,308
   Applied Materials, Inc.*                              400,000       11,376
   Broadcom Corp., Class A*                              150,000        3,045
   Intel Corp.                                           700,000       14,308
   KLA-Tencor Corp.*                                      40,000        1,263
   Linear Technology Corp.                               120,000        3,936
   Micron Technology, Inc.                               580,000       10,922
   Mykrolis Corp.*                                        25,330          227
   Novellus Systems, Inc.*                                40,000        1,142
   NVIDIA Corp.*                                         120,000     $  3,297
   STMicroelectronics N.V.                               300,000        6,447
   Texas Instruments, Inc.                               641,600       16,027
   Triquint Semiconductor, Inc.*                         100,000        1,599
   Xilinx, Inc.*                                         400,000        9,412
--------------------------------------------------------------------------------
                                                                       87,503
--------------------------------------------------------------------------------
SOFTWARE - 27.1%
   Activision, Inc.*                                     190,000        5,172
   Autodesk, Inc.                                         40,000        1,282
   Computer Associates International, Inc.               860,000       22,137
   eFunds Corp.*                                          75,200        1,252
   Electronic Arts, Inc.*                                705,000       32,197
   Intuit, Inc.*                                         465,000       16,647
   Mercury Interactive Corp.*                             51,000          971
   Microsoft Corp.*                                      550,000       28,144
   NetIQ Corp.*                                          200,000        4,554
   Oracle Corp.*                                       1,000,000       12,580
   Parametric Technology Corp.*                          500,000        2,595
   PeopleSoft, Inc.*                                     500,000        9,020
   Siebel Systems, Inc.*                                 120,000        1,561
--------------------------------------------------------------------------------
                                                                      138,112
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 9.4%
   Cisco Systems, Inc.*                                  600,000        7,308
   Lucent Technologies, Inc.                           1,000,000        5,730
   Motorola, Inc.                                      1,125,000       17,550
   Nokia Corp. ADR                                       325,000        5,086
   Nortel Networks Corp.*                                350,000        1,964
   QUALCOMM, Inc.*                                       125,000        5,942
   RF Micro Devices, Inc.*                               275,000        4,565
--------------------------------------------------------------------------------
                                                                       48,145
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 0.9%
   Enterasys Networks, Inc.*                             725,000        4,676
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $715,361)                                                       473,446

SEE NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS 94 NORTHERN FUNDS SEMIANNUAL REPORT


                                                              SEPTEMBER 30, 2001

                                                       PRINCIPAL
                                                         AMOUNT      VALUE
                                                         (000S)      (000S)
SHORT-TERM INVESTMENT - 7.0%
   Banque Bruxelles Lambert, Brussels,
   Eurodollar Time Deposit,
      3.38%, 10/1/01                                     $35,856   $   35,856
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $35,856)                                                         35,856


--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.7%
--------------------------------------------------------------------------------
(COST $751,217)                                                       509,302
   Other Assets less Liabilities - 0.3%                                 1,515
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $  510,817

*  NON-INCOME PRODUCING SECURITY.

At September 30, 2001, Technology Fund had open written option contracts as follows:

                                                         NUMBER      VALUE
     TYPE                                              OF CONTRACTS   (000S)
   Electronic Arts, Inc. - January 60 Call               (1,500)    $  (278)
   EMC Corp. - October 30 Call                           (2,000)        (10)
   Parametric Technology Corp. -  November 12.5 Call     (5,000)        (25)
   Symantec Corp. - October 55 Call                        (500)         (5)
   Symantec Corp. - October 50 Call                      (1,000)        (10)
   TOTAL WRITTEN OPTION CONTRACTS
--------------------------------------------------------------------------------
   (COST $1,442)                                                    $  (328)

SEE NOTES TO THE FINANCIAL STATEMENTS.

                                NORTHERN FUNDS SEMIANNUAL REPORT 95 EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1  ORGANIZATION

Northern Funds (the "Trust") is a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Global Communications, Growth Equity, Growth Opportunities, Income Equity, International Growth Equity, International Select Equity, Large Cap Value, Mid Cap Growth, Select Equity, Small Cap Growth, Small Cap Index, Small Cap Value, Stock Index and Technology Funds (collectively the "Funds") are separate, diversified investment portfolios of the Trust. Each of the Funds maintains its own investment objective.

Northern Trust Investments, Inc. ("NTT") and Northern Trust Global Investments (Europe) Limited ("NTGIE"), each a direct or indirect subsidiary of The Northern Trust Company ("Northern Trust"), serve jointly as the investment advisers of the International Growth Equity and International Select Equity Funds. NTI serves as the investment adviser of each of the other funds. Prior to May 2, 2001, Northern Trust served as the investment adviser to the International Growth Equity and International Select Equity Funds. Northern Trust serves as custodian, fund accountant and transfer agent to the Funds. In addition, NTI and PFPC, Inc. ("PFPC") serve as co-administrators to the Funds.

2  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A) VALUATION OF SECURITIES - Short-term investments held by the Funds are valued using the amortized cost method, which approximates market value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities traded on a recognized U.S. or foreign securities exchange are generally valued at the last quoted sales price on the securities exchange on which the securities are primarily traded. If securities traded on a foreign securities exchange are not traded on a valuation date, they will be valued at the most recent quoted sales price. Securities which are traded in the U.S. over-the-counter markets, absent a last quoted sales price, are valued at the last quoted bid price. Securities which are traded in the foreign over-the-counter markets are generally valued at the last sales price. Insurance funding agreements are valued at cost plus accrued interest, which approximates market value. Any securities for which current quotations are not readily available are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees.

B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

C) FUTURES CONTRACTS - Each Fund may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time the Fund enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the Fund and the broker. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts.

At September 30, 2001, the Small Cap Index, Small Cap Value and Stock Index Funds had entered into exchange-traded long futures contracts and the aggregate market value of securities pledged to cover margin requirements for open positions was approximately $1,128,000, $2,502,000, and $2,008,000, respectively.

D) OPTIONS CONTRACTS - Each Fund may buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies.

The risks associated with purchasing an option include risk of loss of premium, change in market value and counterparty non-performance under the contract. Put and call options purchased are accounted for in the same manner as Fund securities.

EQUITY FUNDS 96 NORTHERN FUNDS SEMIANNUAL REPORT

                                                   SEPTEMBER 30, 2001(UNAUDITED)

The cost of securities acquired through the exercise of call options are increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

E) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gains (losses) on investments.

F) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in a Fund's financial statements. The Fund records realized gains or losses at the time the forward contract is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

G) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis and includes amortization of discounts and premiums. Dividends from foreign securities are recorded on ex-date, or as soon as the information is available.

H) EXPENSES - Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their relative net assets.

I) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, if any, are declared and paid as follows:

                                           DECLARATION      PAYMENT
                                            FREQUENCY      FREQUENCY
------------------------------------------------------------------------
  Global Communications                      ANNUALLY      ANNUALLY
  Growth Equity                             QUARTERLY     QUARTERLY
  Growth Opportunities                       ANNUALLY      ANNUALLY
  Income Equity                               MONTHLY       MONTHLY
  International Growth Equity                ANNUALLY      ANNUALLY
  International Select Equity                ANNUALLY      ANNUALLY
  Large Cap Value                            ANNUALLY      ANNUALLY
  Mid Cap Growth                            QUARTERLY     QUARTERLY
  Select Equity                              ANNUALLY      ANNUALLY
  Small Cap Growth                           ANNUALLY      ANNUALLY
  Small Cap Index                            ANNUALLY      ANNUALLY
  Small Cap Value                            ANNUALLY      ANNUALLY
  Stock Index                               QUARTERLY     QUARTERLY
  Technology                                 ANNUALLY      ANNUALLY
------------------------------------------------------------------------

Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment

                                NORTHERN FUNDS SEMIANNUAL REPORT 97 EQUITY FUNDS

EQUITY FUNDS

I) DISTRIBUTIONS TO SHAREHOLDERS (CONTINUED) - income and realized gains (and losses). These differences are primarily related to foreign currency transactions, deferral of realized losses and capital loss carryforwards. Certain differences in treatment of income and capital gains for distributions, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.

J) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to their shareholders.

K) AUDIT GUIDE - In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant effect on the financial statements.

3  BANK LOANS

The Funds maintain a $50,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 0.45% above the Fed Funds rate.

Interest Expense for the six months ended September 30, 2001 was approximately $1,000, $21,000, $46,000, $24,000, $11,000, $1,000 and $7,000 for the Global
Communications, Growth Equity, International Growth, International Select, Mid Cap Growth, Select Equity and Small Cap Growth Funds, respectively.

As of September 30, 2001, Growth Equity and Small Cap Growth Funds had outstanding loans in the amounts of $18,900,000 and $700,000, respectively. This amount is included in other expenses on the Statements of Operations. This amount is included in other liabilities on the Statements of Assets and Liabilities.

4  INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. For the six months ended September 30, 2001, the investment advisers voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The investment advisers also reimbursed the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                                                ANNUAL   ADVISORY
                                               ADVISOR  FEES AFTER   EXPENSE
                                                 FEES     WAIVERS  LIMITATIONS
-------------------------------------------------------------------------------
  Global Communications                          1.25%     1.05%      1.30%
  Growth Equity                                  1.00%     0.85%      1.00%
  Growth Opportunities                           1.20%     1.00%      1.25%
  Income Equity                                  1.00%     0.85%      1.00%
  International Growth Equity                    1.20%     1.00%      1.25%
  International Select Equity                    1.20%     1.00%      1.25%
  Large Cap Value                                1.00%     0.85%      1.10%
  Mid Cap Growth                                 1.00%     0.85%      1.00%
  Select Equity                                  1.20%     0.85%      1.00%
  Small Cap Growth                               1.20%     1.00%      1.25%
  Small Cap Index                                0.65%     0.50%      0.65%
  Small Cap Value                                1.20%     0.85%      1.00%
  Stock Index                                    0.60%     0.40%      0.55%
  Technology                                     1.20%     1.00%      1.25%
-------------------------------------------------------------------------------

The waivers and reimbursements described above are voluntary and may be terminated at any time.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets.

EQUITY FUNDS 98 NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2001 (UNAUDITED)

5  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended September 30, 2001 were as follows:

                                                                  PURCHASES                          SALES
  AMOUNTS IN THOUSANDS                               U.S. GOVERNMENT      OTHER      U.S. GOVERNMENT      OTHER
---------------------------------------------------------------------------------------------------------------------
  Global Communications                                 $      -       $  15,354         $     -       $  27,480
  Growth Equity                                                -         226,910               -         243,566
  Growth Opportunities                                         -          77,092               -          84,680
  Income Equity                                                -          56,807               -          46,748
  International Growth Equity                                  -         389,203               -         475,344
  International Select Equity                                  -         146,792               -         180,819
  Large Cap Value                                              -         101,464               -          14,420
  Mid Cap Growth                                               -         490,735               -         539,159
  Select Equity                                                -         283,510               -         286,417
  Small Cap Growth                                                       595,357                         612,760
  Small Cap Index                                              -         157,621               -          40,869
  Small Cap Value                                              -         183,998               -         117,984
  Stock Index                                                  -          22,604               -           6,984
  Technology                                                   -         311,144               -         392,594
---------------------------------------------------------------------------------------------------------------------

At September 30, 2001, for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

                                                  UNREALIZED          UNREALIZED       NET APPRECIATION        COST BASIS
  AMOUNTS IN THOUSANDS                           APPRECIATION        DEPRECIATION       (DEPRECIATION)        OF SECURITIES
-----------------------------------------------------------------------------------------------------------------------------
  Global Communications                           $    113          $   (7,518)            $ (7,405)          $  23,107
  Growth Equity                                    106,487            (114,734)              (8,247)            810,833
  Growth Opportunities                               2,354              (2,869)                (515)             39,927
  Income Equity                                      8,976             (12,357)              (3,381)            169,411
  International Growth Equity                        7,605             (39,200)             (31,595)            311,679
  International Select Equity                        2,404             (12,133)              (9,729)             87,148
  Large Cap Value                                    3,931             (11,080)              (7,149)            153,519
  Mid Cap Growth                                    15,363             (28,909)             (13,546)            314,184
  Select Equity                                     21,216             (49,419)             (28,203)            390,497
  Small Cap Growth                                  11,799             (13,154)              (1,355)            204,979
  Small Cap Index                                    8,287             (45,555)             (37,268)            210,353
  Small Cap Value                                   19,533             (39,961)             (20,428)            236,100
  Stock Index                                      103,262             (58,788)              44,474             377,439
  Technology                                         7,516            (249,431)            (241,915)            751,217
-----------------------------------------------------------------------------------------------------------------------------

                                NORTHERN FUNDS SEMIANNUAL REPORT 99 EQUITY FUNDS

EQUITY FUNDS

6  CAPITAL SHARE TRANSACTIONS

Transactions of shares of the Funds for the six months ended September 30, 2001 (unaudited) were as follows:

                                                                        REINVESTMENT                    NET INCREASE
  AMOUNTS IN THOUSANDS                                    SOLD          OF DIVIDENDS      REDEEMED       (DECREASE)
----------------------------------------------------------------------------------------------------------------------
  Global Communications                                    858               -             (4,006)         (3,148)
  Growth Equity                                          3,345               7             (5,370)         (2,018)
  Growth Opportunities                                   2,129               -             (3,513)         (1,384)
  Income Equity                                          2,605              30             (2,591)             44
  International Growth Equity                           43,686               -            (50,971)         (7,285)
  International Select Equity                           13,189               -            (16,896)         (3,707)
  Large Cap Value                                        8,586               -               (725)          7,861
  Mid Cap Growth                                         6,002               -             (8,879)         (2,877)
  Select Equity                                          2,844               -             (2,818)             26
  Small Cap Growth                                       7,167               -             (9,971)         (2,804)
  Small Cap Index                                       17,329               -             (1,981)         15,348
  Small Cap Value                                       11,731               -             (6,334)          5,397
  Stock Index                                            5,316              30             (3,262)          2,084
  Technology                                             7,299               -            (12,736)         (5,437)
----------------------------------------------------------------------------------------------------------------------

Transactions of shares of the Funds for the year ended March 31, 2001 were as follows:


                                                                                                          NET
                                                                      REINVESTMENT                      INCREASE
  AMOUNTS IN THOUSANDS                                   SOLD         OF DIVIDENDS      REDEEMED       (DECREASE)
------------------------------------------------------------------------------------------------------------------
  Global Communications                                 15,058               -             (6,423)          8,635
  Growth Equity                                          8,174           8,174            (10,564)          5,784
  Growth Opportunities                                  11,318               -             (2,673)          8,645
  Income Equity                                          3,750           2,098             (5,853)             (5)
  International Growth Equity                           82,551           6,127            (92,972)         (4,294)
  International Select Equity                           15,043           2,594            (20,558)         (2,921)
  Large Cap Value                                        5,948               1               (114)          5,835
  Mid Cap Growth                                        14,486           5,435            (21,965)         (2,044)
  Select Equity                                          8,881           2,089             (4,926)          6,044
  Small Cap Growth                                      13,584           4,241            (19,133)         (1,308)
  Small Cap Index                                        2,817           3,332             (3,813)          2,336
  Small Cap Value                                        7,494           4,543             (7,229)          4,808
  Stock Index                                            8,446           1,203             (6,127)          3,522
  Technology                                            21,936          22,468            (28,307)         16,097
------------------------------------------------------------------------------------------------------------------

EQUITY FUNDS 100 NORTHERN FUNDS SEMIANNUAL REPORT

RISK/REWARD POTENTIAL

When building a sound Northern Funds investment strategy, you'll want to select a mix of equity, fixed income and money market funds that have return potential and an acceptable level of risk. For more information about Northern Funds, including management fees and expenses, call 800/595-9111 for a prospectus. Please read the prospectus carefully before investing.

NORTHERN FUNDS

HIGH

[GRAPHIC OF FAMILY WITH PONTOON PLANE]

EQUITY FUNDS Domestic and international -- offering you opportunities for capital and appreciation and long-term growth.

GROWTH

INTERNATIONAL EQUITIES & SECTOR FUNDS
Global Communications Fund
Technology Fund
International Select Equity Fund
International Growth Equity Fund

SMALL- & MEDIUM-CAPITALIZATION EQUITIES
Growth Opportunities Fund
Small Cap Growth Fund
Small Cap Value Fund
Small Cap Index Fund
Mid Cap Growth Fund

INCOME & LARGE-CAPITALIZATION EQUITIES
Select Equity Fund
Growth Equity Fund
Large Cap Value Fund
Stock Index Fund
Income Equity Fund

[GRAPHIC OF COUPLES AT OPERA]

FIXED INCOME FUNDS Taxable and tax-exempt -- providing you with the potential for current income with both domestic and international choices.

INCOME

LONGER-TERM, INTERNATIONAL & HIGH YIELD BONDS
High Yield Fixed Income Fund
High Yield Municipal Fund
Global Fixed Income Fund
California Tax-Exempt Fund
Arizona Tax-Exempt Fund
Tax-Exempt Fund
Fixed Income Fund

INTERMEDIATE-TERM BONDS
Florida Intermediate Tax-Exempt Fund
California Intermediate Tax-Exempt Fund
Intermediate Tax-Exempt Fund
Short-Intermediate U.S.Government Fund
U.S.Government Fund

[GRAPHIC OF FAMILY HORSEBACK RIDING]

MONEY MARKET FUNDS Helping you meet your cash management and short-term investment needs.

LIQUIDITY

MONEY MARKET SECURITIES
California Municipal Money Market Fund
Municipal Money Market Fund
U.S.Government Select Money Market Fund
U.S.Government Money Market Fund
Money Market Fund

AN INVESTMENT IN THE MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUNDS SEEK TO MAINTAIN A VALUE OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY.

LOW

(C)2001 Northern Trust Corporation. Northern Funds Distributors, LLC, an independent third party.

                                                                PRESORTED
                                                                STANDARD
                                                                U.S. POSTAGE
                                                                PAID
                                                                CHICAGO, IL
                                                                PERMIT NO.941

50 South LaSalle Street
P.O. Box 75986
Chicago, Illinois 60675-5986
800/595-9III

northernfunds.com

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